     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
       601 Congress Street                           Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com

                          Prospectus dated May 2, 2005
                                for interests in
        John Hancock Life Insurance Company (U.S.A.) Separate Account H*

                       Interests are made available under

                            STRATEGY VARIABLE ANNUITY

           a flexible purchase payment deferred combination fixed and variable annuity contract issued by

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)*

Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 77 variable investment options.

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
Overseas Equity
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth)
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Cap Value
Mid Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above, by telephoning (800) 344-1029, or by visiting our website listed above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.

*BEFORE JANUARY 1, 2005, WE WERE KNOWN AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)" AND WE REFERRED TO THE VARIABLE ACCOUNT AS "THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H."

In this Prospectus, we refer to the issuer of the contract as "JOHN HANCOCK USA," "WE," "US," "OUR," or "THE COMPANY." We use the word "CONTRACT" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT").

                                TABLE OF CONTENTS

SUMMARY................................................................................................           4
FEE TABLES (JOHN HANCOCK (U.S.A.) - STRATEGY)..........................................................           6
  EXAMPLES.............................................................................................          10
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS..................................          11
    John Hancock USA...................................................................................          11
    The Variable Account...............................................................................          11
    The Portfolios.....................................................................................          12
DESCRIPTION OF THE CONTRACT............................................................................          20
  ELIGIBLE PLANS.......................................................................................          20
  ELIGIBLE GROUPS......................................................................................          20
  ACCUMULATION PERIOD PROVISIONS.......................................................................          21
    Purchase Payments..................................................................................          21
    Accumulation Units.................................................................................          21
    Value of Accumulation Units........................................................................          22
    Net Investment Factor..............................................................................          22
    Maximum Number of Investment Options...............................................................          23
    Telephone and Electronic Transactions..............................................................          23
    Special Transfer Services - Dollar Cost Averaging..................................................          24
    Asset Rebalancing Program..........................................................................          24
    Withdrawals........................................................................................          25
    Special Withdrawal Services - The Income Plan......................................................          26
    Death Benefit During Accumulation Period...........................................................          26
  PAY-OUT PERIOD PROVISIONS............................................................................          27
    General............................................................................................          27
    Annuity Options....................................................................................          27
    Determination of Amount of the First Variable Annuity Benefit Payment..............................          29
    Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments................          29
    Transfers During Pay-out Period....................................................................          29
    Death Benefit During Pay-out Period................................................................          30
  OTHER CONTRACT PROVISIONS............................................................................          30
    Right to Review....................................................................................          30
    Ownership..........................................................................................          30
    Annuitant..........................................................................................          31
    Beneficiary........................................................................................          31
    Our Approval.......................................................................................          31
    Modification.......................................................................................          31
    Discontinuance of New Owners.......................................................................          31
    Misstatement and Proof of Age, Sex or Survival.....................................................          31
  FIXED ACCOUNT INVESTMENT OPTION......................................................................          31
CHARGES AND DEDUCTIONS.................................................................................          33
    Administration Fees................................................................................          33
    Mortality and Expense Risks Charge.................................................................          34
    Reduction or Elimination of Charges and Deductions.................................................          34
    Taxes..............................................................................................          34
FEDERAL TAX MATTERS....................................................................................          35
  INTRODUCTION.........................................................................................          35
  OUR TAX STATUS.......................................................................................          35
  TAXATION OF ANNUITIES IN GENERAL.....................................................................          35
    Tax Deferral During Accumulation Period............................................................          35
    Taxation of Partial and Full Withdrawals...........................................................          37
    Taxation of Annuity Benefit Payments...............................................................          37
    Taxation of Death Benefit Proceeds.................................................................          38
    Penalty Tax on Premature Distributions.............................................................          38
    Aggregation of Contracts...........................................................................          38
  QUALIFIED RETIREMENT PLANS...........................................................................          39
    Direct Rollovers...................................................................................          40
    Loans..............................................................................................          40
  FEDERAL INCOME TAX WITHHOLDING.......................................................................          41
    Special Considerations for Puerto Rico Annuity Contracts...........................................          41
GENERAL MATTERS........................................................................................          41
    Asset Allocation Services..........................................................................          41
    Restrictions Under The Texas Optional Retirement Program...........................................          41
    Distribution of Contracts..........................................................................          42
    Contract Owner Inquiries...........................................................................          42
    Confirmation Statements............................................................................          42
    Legal Proceedings..................................................................................          42
    Voting Interest....................................................................................          42
    Reinsurance Arrangements...........................................................................          42
APPENDIX A: SPECIAL TERMS..............................................................................         A-1
APPENDIX B: STATE PREMIUM TAXES........................................................................         B-1
APPENDIX C: QUALIFIED PLAN TYPES.......................................................................         C-1
APPENDIX D: PRIOR CONTRACTS............................................................................         D-1
APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES..........................................................         U-1

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

GENERAL INFORMATION AND HISTORY........................................................................           3
ACCUMULATION UNIT VALUE TABLES.........................................................................           3
SERVICES...............................................................................................           3
       Independent Auditors............................................................................           3
       Servicing Agent.................................................................................           3
       Principal Underwriter...........................................................................           3
APPENDIX A: AUDITED FINANCIAL STATEMENTS...............................................................         A-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contracts offered by this Prospectus are a group contract, including an owner's participating interest in the group contract, and an individual contract. Usually, a group contract certificate will be issued. An individual contract is intended for use where a group contract is not available. Specific accounts are maintained under a group contract for each member of an eligible group participating in the contract as evidenced by the issuance of a certificate.

Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACTS"). Prior contracts were sold during the period from March, 1998 until May, 2000. This Prospectus principally describes the contract offered by this Prospectus but also describes the prior contracts. The principal differences between the contract offered by this Prospectus and the prior contracts relate to the availability of additional fixed investment options available under the prior contracts, the minimum initial purchase payment, and certain charges made by us. For information concerning prior contracts, see Appendix D.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-seven Variable Account investment options. Each of the Variable Account investment options is a sub-account of the Variable Account that in the case of the John Hancock Trust, (the "Trust") (formerly, Manufacturers Investment Trust) invests in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares). A full description of each portfolio is in the portfolio prospectuses. The portion of your contract value in the Variable Account and monthly variable annuity benefit payments will reflect the investment performance of the sub-accounts selected.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

Fixed. Under a fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period we may then make available.

Subject to certain regulatory limitations, we may restrict payments and transfers to a fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options, subject to certain restrictions described under "TRANSFERS AMONG INVESTMENT OPTIONS". You must transfer at least $300 or, if less, the entire value of the investment account. We reserve the right to transfer the entire amount instead of the requested amount, if after the transfer the amount remaining in the investment account is less than $100. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment option must be at least $300 or, if less, your entire balance in that investment option. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon death of the owner, the surviving owner will be deemed the beneficiary of the deceased owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries.

If the annuitant dies after the maturity date and annuity benefit payments have been selected based on an annuity option providing for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

Right to Review. You may cancel your contract by returning it to us within 10 days of receiving it or such other period as required by law. This period may vary by state and age of owner at issue.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any certificate issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

                  FEE TABLES (JOHN HANCOCK (U.S.A.) - STRATEGY)

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a STRATEGY contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for STRATEGY Contracts. The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses show the maximum fees and expenses.

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

              CONTRACT OWNER TRANSACTION EXPENSES                                             STRATEGY
------------------------------------------------------------------                            --------
MAXIMUM WITHDRAWAL CHARGE (AS % OF AMOUNT WITHDRAWN OR SURRENDERED)                             NONE
ANNUAL CONTRACT FEE                                                                             NONE
TRANSFER FEE(A)
         Maximum Fee                                                                            $ 25
         Current Fee                                                                            $  0

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

 SEPARATE ACCOUNT ANNUAL EXPENSES(A)                                                          STRATEGY
--------------------------------------                                                        --------
Mortality and expense risks fee                                                                 0.30%
Administration fee- asset based                                                                 0.15%
                                                                                                ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                          0.45%

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.

            Total Annual Portfolio Operating Expenses                         Minimum           Maximum
---------------------------------------------------------------               -------           -------
Range of expenses that are deducted from fund assets, including
management fees, Rule 12b-1 fees, and other expenses(A)                        0.56%             1.87%

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                                  TOTAL
                                                                                     OTHER        ANNUAL
             PORTFOLIO                            MANAGEMENT FEES  RULE 12b-1 FEES  EXPENSES     EXPENSES
-------------------------------------             ---------------  ---------------  --------     --------
JOHN HANCOCK TRUST - SERIES I SHARES:
Science & Technology Trust                             1.04%(C)         0.05%         0.07%       1.16%
Pacific Rim Trust                                      0.80%            0.05%         0.28%       1.13%
Health Sciences Trust                                  1.05%(C)         0.05%         0.11%       1.21%
Emerging  Small Company Trust                          1.00%            0.05%         0.06%       1.11%
Small Cap Index Trust                                  0.49%            0.05%         0.03%       0.57%
Dynamic Growth Trust                                   0.95%            0.05%         0.07%       1.07%
Mid Cap Stock Trust                                    0.86%            0.05%         0.05%       0.96%
All Cap Growth Trust                                   0.89%            0.05%         0.06%       1.00%
Strategic Opportunities Trust                          0.80%            0.05%         0.07%       0.92%
Financial Services Trust                               0.88%(F)         0.05%         0.08%       1.01%
International Stock Trust                              0.95%            0.05%         0.16%       1.16%
International Small Cap Trust                          1.00%            0.05%         0.19%       1.24%
International Value Trust                              0.87%(E)         0.05%         0.15%       1.07%
Quantitative Mid Cap Trust                             0.75%            0.05%         0.09%       0.89%
Mid Cap Index Trust                                    0.49%            0.05%         0.03%       0.57%
Global Trust                                           0.85%(E)         0.05%         0.15%       1.05%
Capital Appreciation Trust                             0.85%            0.05%         0.07%       0.97%
All Cap Core Trust                                     0.80%            0.05%         0.07%       0.92%
Large Cap Growth Trust                                 0.85%            0.05%         0.06%       0.96%
Total Stock Market Index Trust                         0.49%            0.05%         0.03%       0.57%
Blue Chip Growth Trust                                 0.82%(C)         0.05%         0.04%       0.91%
U.S. Large Cap Trust                                   0.82%            0.05%         0.06%       0.93%
Strategic Value Trust                                  0.85%            0.05%         0.09%       0.99%
Utilities Trust                                        0.85%            0.05%         0.25%       1.15%
Real Estate Securities Trust                           0.70%            0.05%         0.05%       0.80%
Small Company Value Trust                              1.04%(C)         0.05%         0.01%       1.10%
Mid Cap Value Trust                                    0.87%            0.05%         0.05%       0.97%
Value Trust                                            0.74%            0.05%         0.06%       0.85%
All Cap Value Trust                                    0.84%            0.05%         0.06%       0.95%
500 Index Trust                                        0.46%            0.05%         0.05%       0.56%
Fundamental Value Trust                                0.84%(F)         0.05%         0.05%       0.94%
Growth & Income Trust                                  0.65%            0.05%         0.04%       0.74%
Equity-Income Trust                                    0.81%(C)         0.05%         0.05%       0.91%
Income & Value Trust                                   0.79%            0.05%         0.04%       0.88%
Global Allocation Trust                                0.85%            0.05%         0.20%       1.10%
High Yield Trust                                       0.68%            0.05%         0.07%       0.80%
Strategic Bond Trust                                   0.70%            0.05%         0.08%       0.83%
Global Bond Trust                                      0.70%            0.05%         0.10%       0.85%
Investment Quality Bond Trust                          0.60%            0.05%         0.09%       0.74%
Total Return Trust                                     0.70%            0.05%         0.05%       0.80%
U.S. Government Securities Trust                       0.62%            0.05%         0.07%       0.74%
Money Market Trust                                     0.48%            0.05%         0.03%       0.56%
Lifestyle Aggressive 1000 Trust                        0.05%            0.05%         1.02%(B)    1.12%
Lifestyle Growth 820 Trust                             0.05%            0.05%         0.95%(B)    1.05%
Lifestyle 640 Balanced Trust                           0.05%            0.05%         0.90%(B)    1.00%

                                                                                                  TOTAL
                                                                                     OTHER        ANNUAL
                    PORTFOLIO                     MANAGEMENT FEES  RULE 12b-1 FEES  EXPENSES     EXPENSES
------------------------------------------------  ---------------  ---------------  --------     --------
Lifestyle 460 Moderate Trust                           0.05%            0.05%         0.87%(B)    0.97%
Lifestyle 280 Conservative Trust                       0.05%            0.05%         0.79%(B)    0.89%
JOHN HANCOCK TRUST - SERIES II SHARES:
Emerging Growth Trust                                  0.80%            0.25%         0.07%       1.12%
Natural Resources Trust                                1.01%            0.25%         0.07%       1.33%
Small Cap Growth Trust(A)                              1.08%            0.25%         0.07%       1.40%
Small Cap Trust(A)                                     0.85%            0.25%         0.07%       1.17%
Small Company Trust +                                  1.05%            0.25%         0.57%(A)    1.87%(D)
International Opportunities Trust(A)                   1.00%            0.25%         0.20%       1.45%
International Equity Index Trust(A)                    0.55%            0.25%         0.06%       0.86%
Overseas Equity Trust(A)                               0.90%            0.25%         0.17%       1.32%
American International Trust(G)                        0.54%            0.75%         0.08%       1.37%
Mid Cap Core Trust                                     0.90%            0.25%         0.16%       1.31%
American Growth Trust(G)                               0.35%            0.75%         0.03%       1.13%
U.S. Global Leaders Growth Trust +                     0.71%            0.25%         0.73%(A)    1.69%(D)
Quantitative All Cap Trust                             0.71%            0.25%         0.05%       1.01%
Core Equity Trust +                                    0.85%            0.25%         0.06%(A)    1.16%
Large Cap Value Trust                                  0.85%            0.25%         0.13%       1.23%
Classic Value Trust +                                  0.87%            0.25%         0.56%(A)    1.68%(D)
Small Cap Opportunities Trust                          1.00%            0.25%         0.08%       1.33%
Small Cap Value Trust(A)                               1.08%            0.25%         0.08%       1.41%
Special Value Trust                                    1.00%            0.25%         0.28%       1.53%
Mid Value Trust                                        1.01%(C)         0.25%         0.07%       1.33%
Large Cap Trust(A)                                     0.85%            0.25%         0.15%       1.25%
Quantitative Value Trust +                             0.70%            0.25%         0.08%(A)    1.03%
American Growth-Income Trust(G)                        0.29%            0.75%         0.03%       1.07%
American Blue Chip Income and Growth Trust(G)          0.45%            0.75%         0.05%       1.25%
U.S. High Yield Bond Trust(A)                          0.75%            0.25%         0.21%       1.21%
Strategic Income Trust +                               0.73%            0.25%         0.46%(A)    1.44%
Real Return Bond Trust                                 0.70%            0.25%         0.07%       1.02%
Core Bond Trust(A)                                     0.69%            0.25%         0.21%       1.15%
Active Bond Trust(A)                                   0.61%            0.25%         0.04%       0.90%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                          0.20%            0.45%         0.88%       1.53%

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Portfolios.") The Total Trust Annual Expenses for the Underlying Portfolios range from 0.28% to 1.44%.

"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                    TOTAL
                                                    ANNUAL
            PORTFOLIO              OTHER EXPENSES  EXPENSES
--------------------------------   --------------  --------
Lifestyle Aggressive 1000 Trust        1.01%        1.31%
Lifestyle Growth 820 Trust             0.94%        1.24%
Lifestyle Balanced 640 Trust           0.89%        1.19%
Lifestyle Moderate 460 Trust           0.86%        1.16%
Lifestyle Conservative 280 Trust       0.78%        1.08%

This voluntary expense reimbursement may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT    TOTAL ANNUAL
         PORTFOLIO                      FEES         EXPENSES
--------------------------------     ----------    --------------
Science & Technology Trust             1.01%          1.13%
Health Sciences Trust                  1.02%          1.18%
Blue Chip Growth Trust                 0.79%          0.88%
Equity-Income Trust                    0.78%          0.88%
Mid Value Trust                        0.98%          1.30%
Small Company Value Trust              1.01%          1.07%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                    TOTAL
                                                    ANNUAL
            PORTFOLIO              OTHER EXPENSES  EXPENSES
--------------------------------   --------------  --------
Small Company Trust                    0.49%        1.79%
U.S. Global Leaders Growth Trust       0.50%        1.46%
Classic Value Trust                    0.50%        1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                    MANAGEMENT  TOTAL ANNUAL
       PORTFOLIO                       FEES       EXPENSES
-------------------------           ----------  ------------
Global Trust                           0.80%        1.00%
International Value Trust              0.80%        1.00%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                 BETWEEN $50   EXCESS OVER
                                    FIRST $50    MILLION AND      $500
       PORTFOLIO                    MILLION*    $500 MILLION*    MILLION*
------------------------            ---------   -------------  -----------
Financial Services Trust              0.85%         0.80%         0.75%
Fundamental Value Trust               0.85%         0.80%         0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT   TOTAL ANNUAL
      PORTFOLIO                         FEES        EXPENSES
------------------------             ----------   ------------
Financial Services Trust               0.83%          0.96%
Fundamental Value Trust                0.79%          0.89%

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT   TOTAL ANNUAL
        PORTFOLIO                       FEES        EXPENSES
-----------------------------        ----------   ------------
American Growth Trust                  0.34%          1.12%
American International Trust           0.53%          1.36%
American Blue Chip Income and
Growth Trust                           0.44%          1.24%
American Growth-Income Trust           0.28%          1.06%

EXAMPLES

The following two examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

The following example assumes that you invest $10,000 in a contract. The first example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 1. Maximum portfolio operating expenses- STRATEGY contract:

                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the        $239         $734          $1,255         $2,679
applicable time period:

If you annuitize, or do not surrender the contract     $239         $734          $1,255         $2,679
at the end of the applicable time period:

The next example assumes that you invest $10,000 in a contract. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 2. Minimum portfolio operating expenses STRATEGY Contract:

                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the        $107         $332          $576           $1,274
applicable time period:

If you annuitize, or do not surrender the contract     $107         $332          $576           $1,274
at the end of the applicable time period:

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

JOHN HANCOCK USA

We are an indirect subsidiary of MFC.

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock USA has received the following ratings from independent rating agencies:

            A++ A.M. Best

            Superior companies have a very strong ability to meet their obligations; 1st category of 16

            AA+ Fitch

            Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

            AA+ Standard & Poor's

            Very strong financial security characteristics; 2nd category of 21

            Aa2 Moody's

            Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

We use our Variable Account to invest the contract values you allocate to the Portfolio(s)

The Manufacturers Life Insurance Company of North America ("Manulife North America") established the Variable Account on August 24, 1984 as a separate account under the laws of Michigan. When Manulife North America merged with us on January 1, 2002, we became the owner of the Variable Account and reestablished it as one of our separate accounts under the laws of Delaware. As a result of this merger, we became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-seven sub-accounts (some of which are subdivided for Series I and Series II shares). When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio). The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.

The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

The following table contains a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST     T. Rowe Price Associates, Inc.             seeks long-term growth of capital by investing, under
                                                                          normal market condition, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in common
                                                                          stocks of companies expected to benefit from the
                                                                          development, advancement, and use of science and
                                                                          technology. Current income is incidental to the
                                                                          portfolio's objective

PACIFIC RIM TRUST MFC          Global Investment Management               seeks long-term growth of capital by investing in a
                               (U.S.A.) Limited                           diversified portfolio that is comprised primarily of
                                                                          common stocks and equity-related securities of
                                                                          corporations domiciled in countries in the Pacific Rim
                                                                          region

HEALTH SCIENCES TRUST          T. Rowe Price Associates, Inc.             seeks long-term capital appreciation by investing, under
                                                                          normal market conditions, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          common stocks of companies engaged in the research,
                                                                          development, production, or distribution of products or
                                                                          services related to health care, medicine, or the life
                                                                          sciences (collectively termed "health sciences").

EMERGING GROWTH TRUST          MFC Global Investment Management           seeks superior long-term rates of return through capital
                               (U.S.A.) Limited                           appreciation by investing, under normal circumstances,
                                                                          primarily in high quality securities and convertible
                                                                          instruments of small-cap U.S. companies.

SMALL CAP GROWTH TRUST         Wellington Management Company, LLP         Seeks long-term capital appreciation by investing, under
                                                                          normal market conditions, primarily in small-cap companies that are believed to offer above average potential for
                                                                          growth in revenues and earnings.

EMERGING SMALL COMPANY TRUST   Franklin Advisers, Inc.                    seeks long-term growth of capital by investing, under
                                                                          normal market conditions, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in common
                                                                          stock equity securities of companies with market
                                                                          capitalizations that approximately match the range of
                                                                          capitalization of the Russell 2000 Growth Index* ("small
                                                                          cap stocks") at the time of purchase.

SMALL CAP TRUST                Independence Investment LLC                Seeks maximum capital appreciation consistent with
                                                                          reasonable risk to principal by investing, under normal
                                                                          market conditions, at least 80% of its net assets in
                                                                          equity securities of companies whose market capitalization is under $2 billion.

SMALL CAP INDEX TRUST          MFC Global Investment Management           seeks to approximate the aggregate total return of a small
                               (U.S.A.) Limited                           cap U.S. domestic equity market index by attempting to
                                                                          track the performance of the Russell 2000 Index.

SMALL COMPANY TRUST            American Century Investment                seeks long-term capital growth by investing, under normal
                               Management, Inc.                           market conditions, primarily in equity securities of
                                                                          smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the
                                                                          portfolio of stocks for the Small Company Trust.

DYNAMIC GROWTH TRUST           Deutsche Asset Management Inc.             seeks long-term growth of capital by investing in stocks
                                                                          and other equity securities of medium-sized U.S. companies with strong growth potential.

MID CAP STOCK TRUST            Wellington Management Company, LLP         seeks long-term growth of capital by investing primarily
                                                                          in equity securities of mid-size companies with
                                                                          significant capital appreciation potential.

NATURAL RESOURCES TRUST        Wellington Management Company, LLP         seeks long-term total return by investing, under normal
                                                                          market conditions, primarily in equity and equity-related
                                                                          securities of natural resource-related companies
                                                                          worldwide.

ALL CAP GROWTH TRUST           AIM Capital Management, Inc.               seeks long-term capital appreciation by investing the
                                                                          portfolio's assets under normal market conditions,
                                                                          principally in common stocks of companies that are likely
                                                                          to benefit from new or innovative products, services or
                                                                          processes, as well as those that have experienced above
                                                                          average, long-term growth in earnings and have excellent
                                                                          prospects for future growth.

STRATEGIC OPPORTUNITIES TRUST  Fidelity Management & Research             seeks growth of capital by investing primarily in common
                               Company                                    stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a
                                                                          combination of both.

FINANCIAL SERVICES TRUST       Davis Advisors                             seeks growth of capital by investing primarily in common
                                                                          stocks of financial companies. During normal market
                                                                          conditions, at least 80% of the portfolio's net assets
                                                                          (plus any borrowings for investment purposes) are invested in

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          companies that are principally engaged in financial
                                                                          services. A company is "principally engaged" in financial
                                                                          services if it owns financial services-related assets
                                                                          constituting at least 50% of the value of its total
                                                                          assets, or if at least 50% of its revenues are derived
                                                                          from its provision of financial services.

INTERNATIONAL OPPORTUNITIES    Marisco Capital Management, LLC            seeks long-term growth of capital by investing, under
TRUST                                                                     normal market conditions, at least 65% of its assets in
                                                                          common stocks of foreign companies that are selected for
                                                                          their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The
                                                                          portfolio normally invests in issuers from at least three
                                                                          different countries not including the U.S. The portfolio
                                                                          may invest in common stocks of companies operating in
                                                                          emerging markets.

INTERNATIONAL STOCK TRUST      Deutsche Asset Management                  seeks long-term growth of capital by investing in stocks
                               Investment Services Ltd.                   and other securities with equity characteristics of
                                                                          companies located in the developed countries that make up
                                                                          the MSCI EAFE Index.

INTERNATIONAL SMALL CAP TRUST  Templeton Investment Counsel, Inc.         seeks capital appreciation by investing primarily in the
                                                                          common stock of companies located outside the U.S. which
                                                                          have total stock market capitalization or annual revenues
                                                                          of $1.5 billion or less ("small company securities").

INTERNATIONAL EQUITY INDEX     SsgA Funds Management, Inc.                seeks to track the performance of broad-based equity
TRUST                                                                     indices of foreign companies in developed and emerging
                                                                          markets by attempting to track the performance of the MSCI
                                                                          All Country World ex-US Index*. (Series I shares are
                                                                          available for sale to contracts purchased prior to May 13,
                                                                          2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002)

OVERSEAS EQUITY TRUST          Capital Guardian Trust Company             seeks long-term capital appreciation by investing, under
                                                                          normal market conditions, at least 80% of its assets in
                                                                          equity securities of companies outside the U.S. in a
                                                                          diversified mix of large established and medium-sized
                                                                          foreign companies located primarily in developed countries and, to a lesser extent, in emerging markets.

AMERICAN INTERNATIONAL TRUST   Capital Research Management Company        invests all of its assets in Class 2 shares of the
                                                                          International Fund, a series of American Fund Insurance
                                                                          Series. The International Fund invests primarily in common stocks of companies located outside the United States.

INTERNATIONAL VALUE TRUST      Templeton Investment Counsel, Inc.         seeks long-term growth of capital by investing, under
                                                                          normal market conditions, primarily in equity securities
                                                                          of companies located outside the U.S., including emerging
                                                                          markets.

QUANTITATIVE MID CAP TRUST     MFC Global Investment Management           seeks long-term growth of capital by investing, under
                               (U.S.A.) Limited                           normal market conditions, at least 80% of its total assets
                                                                          (plus any borrowings for investment purposes) in U.S.
                                                                          mid-cap stocks, convertible preferred stocks, convertible
                                                                          bonds and warrants.

MID CAP INDEX TRUST            MFC Global Investment Management           seeks to approximate the aggregate total return of a mid
                                                                          cap U.S. domestic equity market index by attempting to
                                                                          track the performance of the S&P Mid Cap 400 Index*.

MID CAP CORE TRUST             AIM Capital Management, Inc.               seeks long-term growth of capital by investing, normally,
                                                                          at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

GLOBAL TRUST                   Templeton Global                           seeks long-term capital appreciation by investing, under

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                               Advisors Limited                           normal market conditions, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in equity
                                                                          securities of companies located anywhere in the world,
                                                                          including emerging markets.

CAPITAL APPRECIATION TRUST     Jennison Associates LLC                    seeks long-term capital growth by investing at least 65%
                                                                          of its total assets in equity-related securities of
                                                                          companies that exceed $1 billion in market capitalization
                                                                          and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large
                                                                          capitalization companies.

AMERICAN GROWTH TRUST          Capital Research Management Company        invests all of its assets in Class 2 shares of the Growth
                                                                          Fund, a series of American Fund Insurance Series. The
                                                                          Growth Fund invests primarily in common stocks of
                                                                          companies that appear to offer superior opportunities for
                                                                          growth of capital.

U.S. GLOBAL LEADERS GROWTH     Sustainable Growth Advisers, L.P.          seeks long-term growth of capital by investing, under
TRUST                                                                     normal market conditions, primarily in common stocks of
                                                                          "U.S. Global Leaders."

QUANTITATIVE ALL CAP TRUST     MFC Global Investment Management           seeks long-term growth of capital by investing, under
                               (U.S.A.) Limited                           normal circumstances, primarily in equity securities of
                                                                          U.S. companies. The portfolio will generally focus on
                                                                          equity securities of U.S. companies across the three
                                                                          market capitalization ranges of large, mid and small.

ALL CAP CORE TRUST             Deutsche Asset Management Inc.             seeks long-term growth of capital by investing primarily
                                                                          in common stocks and other equity securities within all
                                                                          asset classes (small, mid and large cap) primarily those
                                                                          within the Russell 3000 Index

LARGE CAP GROWTH TRUST         Fidelity Management & Research             seeks long-term growth of capital by investing, under
                               Company                                    normal market conditions, at least 80% of its net assets
                                                                          (plus any borrowings for investment purposes) in equity
                                                                          securities of companies with large market capitalizations.

TOTAL STOCK MARKET INDEX       MFC Global Investment Management           seeks to approximate the aggregate total return of a broad
TRUST                          (U.S.A.) Limited                           U.S. domestic equity market index by attempting to track
                                                                          the performance of the Wilshire 5000 Equity Index*

BLUE CHIP GROWTH TRUST         T. Rowe Price Associates, Inc.             seeks to achieve long-term growth of capital (current
                                                                          income is a secondary objective) by investing, under
                                                                          normal market conditions, at least 80% of the portfolio's
                                                                          total assets in the common stocks of large and
                                                                          medium-sized blue chip growth companies. Many of the
                                                                          stocks in the portfolio are expected to pay dividends.

U.S. LARGE CAP TRUST           Capital Guardian Trust Company             seeks long-term growth of capital and income by investing
                                                                          the portfolio's assets, under normal market conditions,
                                                                          primarily in equity and equity-related securities of
                                                                          companies with market capitalization greater than $500
                                                                          million.

CORE EQUITY TRUST              Legg Mason Funds Management, Inc.          seeks long-term capital growth by investing, under normal
                                                                          market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital
                                                                          growth. The subadviser seeks to purchase securities at
                                                                          large discounts to the subadviser's assessment of their
                                                                          intrinsic value.

STRATEGIC VALUE TRUST          Massachusetts Financial Services           seeks capital appreciation by investing, under normal
                               Company                                    market conditions, at least 65% of its net assets in
                                                                          common stocks and related securities of companies which
                                                                          the subadviser believes are undervalued in the market
                                                                          relative to their long term potential.

LARGE CAP VALUE                Mercury Advisors                           seeks long-term growth of capital by investing, under

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
TRUST                                                                     normal market conditions, primarily in a diversified
                                                                          portfolio of equity securities of large cap companies
                                                                          located in the U.S.

CLASSIC VALUE TRUST            Pzena Investment Management, LLC           seeks long-term growth of capital by investing, under
                                                                          normal market conditions, at least 80% of its net assets
                                                                          in domestic equity securities.

UTILITIES TRUST                Massachusetts Financial Services           seeks capital growth and current income (income above that
                               Company                                    available from a portfolio invested entirely in equity
                                                                          securities) by investing, under normal market conditions,
                                                                          at least 80% of the portfolio's net assets (plus any
                                                                          borrowings for investment purposes) in equity and debt
                                                                          securities of domestic and foreign companies in the
                                                                          utilities industry.

REAL ESTATE SECURITIES TRUST   Deutsche Asset Management Inc.             seeks to achieve a combination of long-term capital
                                                                          appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus
                                                                          any borrowings for investment purposes) in equity
                                                                          securities of real estate investment trusts ("REITS") and
                                                                          real estate companies.

SMALL CAP OPPORTUNITIES TRUST  Munder Capital Management                  seeks long-term capital appreciation by investing, under
                                                                          normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

SMALL CAP VALUE TRUST          Wellington Management Company, LLP         seeks long-term capital appreciation by investing, under
                                                                          normal market conditions, at least 80% of its assets in
                                                                          small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital
                                                                          appreciation.

SMALL COMPANY VALUE            T. Rowe Price Associates, Inc.             seeks long-term growth of capital by investing, under
                                                                          normal market conditions, primarily in small companies
                                                                          whose common stocks are believed to be undervalued. Under
                                                                          normal market conditions, the portfolio will invest at
                                                                          least 80% of its net assets (plus any borrowings for
                                                                          investment purposes) in companies with a market
                                                                          capitalization that do not exceed the maximum market
                                                                          capitalization of any security in the Russell 2000 Index*
                                                                          at the time of purchase.

SPECIAL VALUE                  Saloman Brothers Asset Management          seeks long-term capital growth by investing, under normal
                               Inc                                        circumstances, at least 80% of its net assets in common
                                                                          stocks and other equity securities of companies whose
                                                                          market capitalization at the time of investment is no
                                                                          greater than the market capitalization of companies in the
                                                                          Russell 2000 Value Index.

MID VALUE TRUST                T. Rowe Price Associates, Inc.             seek long-term capital appreciation by investing, under
                                                                          normal market conditions, primarily in a diversified mix
                                                                          of common stocks of mid size U.S. companies that are
                                                                          believed to be undervalued by various measures and offer
                                                                          good prospects for capital appreciation.

MID CAP VALUE                  Lord, Abbett & Co                          seeks capital appreciation by investing, under normal
                                                                          market conditions, at least 80% of the portfolio's net
                                                                          assets (plus any borrowings for investment purposes) in
                                                                          mid-sized companies, with market capitalization of roughly
                                                                          $500 million to $10 billion.

VALUE                          Van Kampen                                 seeks to realize an above-average total return over a
                                                                          market cycle of three to five years, consistent with
                                                                          reasonable risk, by investing primarily in equity
                                                                          securities of companies with capitalizations similar to
                                                                          the market capitalization of companies in the Russell

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          Midcap Value Index.

ALL CAP VALUE                  Lord, Abbett & Co                          seeks capital appreciation by investing in equity
                                                                          securities of U.S. and multinational companies in all
                                                                          capitalization ranges that the subadviser believes are
                                                                          undervalued.

500 INDEX TRUST                MFC Global Investment Management           seeks to approximate the aggregate total return of a broad
                               (U.S.A.) Limited                           U.S. domestic equity market index by attempting to track
                                                                          the performance of the S&P 500 Composite Stock Price
                                                                          Index*.

FUNDAMENTAL VALUE TRUST        Davis Advisors                             seeks growth of capital by investing, under normal market
                                                                          conditions, primarily in common stocks of U.S. companies
                                                                          with market capitalizations of at least $5 billion that
                                                                          the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller
                                                                          capitalizations.

GROWTH & INCOME TRUST          Wellington Management Company, LLP         seeks long-term growth of capital and income, consistent
                                                                          with prudent investment risk, by investing primarily in a
                                                                          diversified portfolio of common stocks of U.S. issuers
                                                                          which the subadviser believes are of high quality.

LARGE CAP TRUST                UBS Global Asset Management                seeks to maximize total return, consisting of capital
                                                                          appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus
                                                                          borrowings for investment purposes, if any) in equity
                                                                          securities of U.S. large capitalization companies.

QUANTITATIVE VALUE TRUST       MFC Global Investment Management           seeks long-term capital appreciation by investing
                               (U.S.A.) Limited                           primarily in large-cap U.S. securities with the potential
                                                                          for long-term growth of capital.

AMERICAN GROWTH  - INCOME      Capital Research Management Company        invests all of its assets in Class 2 shares of the
TRUST                                                                     Growth-Income Fund, a series of American Fund Insurance
                                                                          Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

EQUITY-INCOME TRUST            T. Rowe Price Associates, Inc.             seeks to provide substantial dividend income and also
                                                                          long-term capital appreciation by investing primarily in
                                                                          dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                                          dividends and capital appreciation.

AMERICAN BLUE CHIP INCOME      Capital Research Management Company        invests all of its assets in Class 2 shares of the Blue
AND GROWTH TRUST                                                          Chip Income and Growth Fund, a series of American Fund
                                                                          Insurance Series. The Blue Chip Income and Growth Fund
                                                                          invests primarily in common stocks of larger, more
                                                                          established companies based in the U.S. with market
                                                                          capitalizations of $4 billion and above.

INCOME & VALUE TRUST           Capital Guardian Trust Company             seeks the balanced accomplishment of (a) conservation of
                                                                          principal and (b) long-term growth of capital and income
                                                                          by investing the portfolio's assets in both equity and
                                                                          fixed-income securities. The subadviser has full
                                                                          discretion to determine the allocation between equity and
                                                                          fixed income securities.

PIMCO VIT ALL                  Pacific Investment Management              The portfolio invests primarily in a diversified mix of :
ASSET PORTFOLIO                Company                                    (a) common stocks of large and  mid sized U.S.
(a series of the PIMCO                                                    companies, and (b) bonds with an overall intermediate
Variable Insurance                                                        term average maturity.
Trust) (only Class M is
available for sale)

GLOBAL ALLOCATION TRUST        UBS Global Asset Management                seeks total return, consisting of long-term capital
                                                                          appreciation and current income, by investing in equity
                                                                          and fixed income securities of issuers located within and
                                                                          outside the U.S.

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
HIGH YIELD TRUST               Saloman Brothers Asset Management          seeks to realize an above-average total return over a
                               Inc                                        market cycle of three to five years, consistent with
                                                                          reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other
                                                                          fixed-income securities.

U.S. HIGH YIELD BOND TRUST     Wells Fargo Fund Management, LLC           seeks total return with a high level of current income by
                                                                          investing, under normal market conditions, primarily in
                                                                          below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The
                                                                          portfolio also invests in corporate debt securities and
                                                                          may buy preferred and other convertible securities and
                                                                          bank loans.

STRATEGIC BOND TRUST           Saloman Brothers Asset Management          seeks a high level of total return consistent with
                               Inc                                        preservation of capital by giving its subadviser broad
                                                                          discretion to deploy the portfolio's assets among certain
                                                                          segments of the fixed income market as the subadviser
                                                                          believes will best contribute to achievement of the
                                                                          portfolio's investment objective.

STRATEGIC INCOME TRUST         John Hancock Advisers, LLC                 seeks a high level of current income by investing, under
                                                                          normal market conditions, primarily in foreign government
                                                                          and corporate debt securities from developed and emerging
                                                                          markets; U.S. Government and agency securities; and U.S.
                                                                          high yield bonds.

GLOBAL BOND TRUST              Pacific Investment Management              seeks to realize maximum total return, consistent with
                               Company                                    preservation of capital and prudent investment management
                                                                          by investing the portfolio's assets primarily in fixed
                                                                          income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the
                                                                          U.S. dollar.

INVESTMENT QUALITY BOND TRUST  Wellington Management Company, LLP         seeks a high level of current income consistent with the
                                                                          maintenance of principal and liquidity, by investing in a
                                                                          diversified portfolio of investment grade bonds and tends
                                                                          to focus its investment on corporate bonds and U.S.
                                                                          Government bonds with intermediate to longer term
                                                                          maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

TOTAL RETURN TRUST             Pacific Investment Management              seeks to realize maximum total return, consistent with
                               Company                                    preservation of capital and prudent investment management
                                                                          by investing, under normal market conditions, at least 65%
                                                                          of the portfolio's assets in a diversified portfolio of
                                                                          fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to
                                                                          six-year time frame based on the subadviser's forecast for interest rates.

REAL RETURN BOND TRUST         Pacific Investment Management              seeks maximum return, consistent with preservation of
                               Company                                    capital and prudent investment management by investing,
                                                                          under normal market conditions, at least 80% of its net
                                                                          assets in inflation-indexed bonds of varying maturities
                                                                          issued by the U.S. and non-U.S. governments and by
                                                                          corporations.

CORE BOND TRUST                Wells Fargo Fund Management, LLC           seeks total return consisting of income and capital
                                                                          appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                                                          subadviser invests in debt securities that the subadviser
                                                                          believes offer attractive yields and are undervalued
                                                                          relative to issues of similar credit quality and interest
                                                                          rate sensitivity. From time to time, the portfolio may
                                                                          also invest in unrated bonds that the subadviser believes
                                                                          are comparable to investment-grade

        PORTFOLIO                            PORTFOLIO MANAGER                            INVESTMENT DESCRIPTION
-----------------------------  -----------------------------------------  ----------------------------------------------------------
                                                                          debt securities. Under normal circumstances, the
                                                                          subadviser expects to maintain an overall effective
                                                                          duration range between 4 and 5 1/2 years.

ACTIVE BOND TRUST              Declaration Management & Research          seek income and capital appreciation by investing at least
                               LLC                                        80% of its assets in a diversified mix of debt securities
                                                                          and instruments.

                               John Hancock Advisers, LLC

U.S. GOVERNMENT SECURITIES     Saloman Brothers Asset Management          seeks a high level of current income consistent with
TRUST                          Inc                                        preservation of capital and maintenance of liquidity, by
                                                                          investing in debt obligations and mortgage-backed
                                                                          securities issued or guaranteed by the U.S. Government,
                                                                          its agencies or instrumentalities and derivative
                                                                          securities such as collateralized mortgage obligations
                                                                          backed by such securities.

MONEY MARKET TRUST             MFC Global Investment Management           seeks maximum current income consistent with preservation
                                                                          of principal and liquidity by investing in high quality
                                                                          money market instruments with maturities of 397 days or
                                                                          less issued primarily by U. S. entities.

LIFESTYLE AGGRESSIVE 1000      MFC Global Investment Management           seeks to provide long-term growth of capital (current
TRUST                                                                     income is not a consideration) by investing 100% of the
                                                                          Lifestyle Trust's assets in other portfolios of the Trust
                               Deutsche Asset                             ("Underlying Portfolios") which invest primarily in equity
                               Management Inc.                            securities.


LIFESTYLE GROWTH 820 TRUST     MFC Global Investment Management           seeks to provide long-term growth of capital with
                               (U.S.A.) Limited                           consideration also given to current income by investing
                                                                          approximately 20% of the Lifestyle Trust's assets in
                                                                          Underlying Portfolios which invest primarily in fixed
                                                                          income securities and approximately 80% of its assets in
                               Deutsche Asset                             Underlying Portfolios which invest primarily in equity
                               Management Inc.                            securities.

LIFESTYLE BALANCED 640 TRUST   MFC Global Investment Management           seeks to provide a balance between a high level of current
                               (U.S.A.) Limited                           income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                                                          Lifestyle Trust's assets in Underlying Portfolios which
                               Deutsche Asset                             invest primarily in fixed income securities and
                               Management Inc.                            approximately 60% of its assets in Underlying Portfolios
                                                                          which invest primarily in equity securities.

LIFESTYLE MODERATE 460 TRUST   MFC Global Investment Management           seeks to provide a balance between a high level of current
                               (U.S.A.) Limited                           income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                                                                          Lifestyle Trust's assets in Underlying Portfolios which
                               Deutsche Asset                             invest primarily in fixed income securities and
                               Management Inc.                            approximately 40% of its assets in Underlying Portfolios
                                                                          which invest primarily in equity securities.

LIFESTYLE CONSERVATIVE 280     MFC Global Investment Management           seeks to provide a high level of current income with some
TRUST                          (U.S.A.) Limited                           consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in
                                                                          Underlying Portfolios which invest primarily in fixed
                               Deutsche Asset                             income securities and approximately 20% of its assets in
                               Management Inc.                            Underlying Portfolios which invest primarily in equity
                                                                          securities.

PORTFOLIO           PORTFOLIO MANAGER          INVESTMENT DESCRIPTION

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a subaccount.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUP

The Contracts are designed primarily as a funding vehicle for "asset based fee arrangements."

Usually, a group certificate will be issued. An individual contract is intended for use where a group contract is not available. Group contracts have been issued to the Venture Trust as group holder for groups consisting of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors, LLC, formerly, Manulife Financial Securities LLC ("JHD LLC"), the principal underwriter of the contracts.

An eligible member of a group to which a group contract has been issued may become an owner under the contract, or a person may purchase an individual contract, where available, by submitting a completed application and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract, may be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate or contract to any person in our sole discretion. All rights and privileges under a group contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. Provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise contractual rights and privileges.

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $25,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).


PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan . The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

For information relating to the minimum initial purchase payment under prior contracts, see Appendix D.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited in the valuation period during which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which the payment was received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for such sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses. See Appendix D for the mortality and Expense risk fees for prior contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Contract value may be transferred among investment options.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE AND ELECTRONIC TRANSACTIONS

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:

      -     By calling us at 1-800-344-1029, or

      - By the internet (electronically) through our website at www.johnhancockannuities.com

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     Any loss or theft of your password, or

      -     Any unauthorized use of your password

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment option until the amount in the investment option from which the transfer is made is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used.

If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office less any unpaid loans, and the contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "Fixed Account Investment Option".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "Appendix C: Qualified Plan Types" below).

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

See Appendix D for information on the death benefit provisions under prior contracts.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan.

AMOUNT OF DEATH BENEFIT. If any contract owner dies during the accumulation period, the death benefit will be the greater of the contract value or the minimum death benefit. The minimum death benefit is equal to the sum of all purchase payments made by or on behalf of you minus a reduction for any partial withdrawals made by or on behalf of you. The amount of the reduction is the greater of:

      -     the amount of the partial withdrawal, or

      - the amount obtained by multiplying the minimum death benefit prior to the withdrawal by the ratio of the partial withdrawal to the contract value prior to the withdrawal.

Partial withdrawals include amounts applied under an annuity option under the contract. If you have any debt under the contract, the death benefit otherwise payable is reduced by such debt.

The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms from all beneficiaries, are received at our Annuity Service Office. No person is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuity Service Office:

      -     a certified copy of a death certificate; or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract and all purchase payments and all purchase payments and withdrawals made prior to the death of the first owner will be ignored.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options", which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

A substitution or addition of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

Annuity benefits may be paid in several ways.

GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs. Thus, for example, in the case of contracts or certificates issued as IRAs, the co-annuitant referred to in options 2(a) and 2(b) must be your spouse, the life expectancy of the annuitant in option 1(b) and of the joint annuitants in option 2(b) must be at least ten years, and options 3, 4, and 5 are available only with our consent.

The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options (which we are contractually obligated to offer at all times), we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the Remaining annuity benefit payments during the remaining period certain

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT

PAYMENTS Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity benefit payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "Net Investment Factor" above) for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new variable account investment option selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW

You have a ten-day right to cancel your contract.

The owner may cancel the contract or certificate by returning it to our Annuity Service Office or agent at any time within ten days after receiving it or such other period as required by law. Within seven days of receiving a returned contract or certificate, we will pay the owner, the contract value less any debt, computed at the end of the valuation period during which we receive the returned contract.

No charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under the Code Sections 408 and 408A, during the first seven days of the ten-day period, we will return all purchase payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the Money Market investment option.

OWNERSHIP

You are entitled to exercise all rights under the contract. In the case of a group contract, you are entitled to exercise all rights under your certificate not reserved to the group holder.

The owner is entitled to exercise all rights under the contract. In the case of a group annuity contract, the contract is owned by the group holder; however, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interest as specified in his or her certificate. Prior to the maturity date, the owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date,, the annuitant is the owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the owner.

In the case of non-qualified contracts, the owner's interest in a contract may be changed, or a certificate or individual contract may be collaterally assigned, at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Ownership of a group contract may be assigned at any time by the group holder. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such (see "FEDERAL TAX MATTERS"). An addition or substitution of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract or an owner's interest in the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, an owner's interest in a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract or certificate specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts or certificates, Treasury Department regulations may limit designations of beneficiaries.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

Fixed account investment options are not securities.

SECURITIES REGISTRATION. Contract values allocated to the fixed account investment option are held in our general account. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("MANULIFE"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. We do not currently make available fixed account investment options, but may do so in the future. We also provide fixed account investment options for previously issued contracts. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

A one year fixed account investment option is available for contracts issued prior to October 7, 2002. New purchase payments under these contracts may not be allocated to the one-year fixed account investment option but transfers from the variable account investment options will be permitted.

The following discussion pertains to those contracts Fixed account investment options. See Appendix D: Prior Contracts for information about fixed investment account options for contracts sold prior to May, 2000.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to a fixed account investment option, if available, at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to a fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may renew the fixed investment account for another one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge.

If you do not specify the renewal option desired, we will renew the one-year guarantee period that has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "Accumulation Period Provisions" above. The following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C Qualified Plan Types" below).

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "Annuity Options" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.

For information on certain charges and deductions under prior contracts, see Appendix D.

ADMINISTRATION FEES

We deduct asset-based charges totaling 0.45% on an annual basis for administration, and mortality and expense risks.

Fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account:

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contract values will in effect pay a higher proportion of this portion of the administrative expense than smaller contract values.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees as to any outstanding individual contracts or any certificates under group contracts issued prior to the effective date of the modification of those fees.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed in the case of individual contracts or with respect to existing certificates in the case of group contracts. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 0.30% of the value of the variable investment accounts on an annual basis. The charge will be reflected in your contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risks charge cannot be increased under an individual contract. The rate can be increased under a group contract, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

The amount of the charges and deductions may be reduced or eliminated for certain contracts. These contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - The nature of the group or class for which the contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of contracts.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a contract is issued to officers, trustees, directors or employees (or a relative thereof) of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts or certificates.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 4.0% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix B for a table of State Premium Taxes.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.

A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful, however.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., Principal Plus, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary in-come.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax

There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

SPECIAL CONSIDERATIONS FOR PUERTO RICO ANNUITY CONTRACTS

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the contract and the annuitant's life expectancy. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a competent tax adviser before purchasing an annuity contract.


GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

Since the contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services, no compensation is paid to selling brokers for sales of the contract.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-55230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

As stated above under "The Portfolios," we will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD: The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the specification page of the contract or certificate, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method you select. At the maturity date, we will provide an annuity with payments guaranteed for 10 years and for the lifetime of the annuitant, if the annuitant lives more than 10 years. This will be the annuity option unless changed.

ANNUITY SERVICE OFFICE: The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios is determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

CERTIFICATE: The document which is issued to you which summarizes your rights and benefits as owner of a participating interest in a group contract.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY: For an individual contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT DATE: The date of issue of the contract. In the case of a group contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in an owner's loan account plus any accrued loan interest. The loan provision is available only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office:

      -     A certified copy of a death certificate; or

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms from all beneficiaries at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT: All our assets other than assets in separate accounts.

GROUP HOLDER: The person, persons or entity to whom a group contract is issued.

INVESTMENT ACCOUNT: An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE: The value of your allocation to an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax, if any.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER: In the case of a group contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. In the case of an individual contract, the person, persons or entity named in the contract and entitled to all of the ownership rights under the contract. The owner is as specified on the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the time (beginning on the maturity date) when we make payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor portfolio.

PURCHASE PAYMENT: An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES: Certificates issued under qualified contracts.

QUALIFIED CONTRACTS: - Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION PERIOD: Any period from one business day to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                         APPENDIX B: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                                         TAX RATE
                                                                -------------------------
                                                                                   NON-
                                                                QUALIFIED       QUALIFIED
STATE                                                           CONTRACTS       CONTRACTS
-----                                                           ---------       ---------
CALIFORNIA                                                        0.50%            2.35%
GUAM                                                              4.00%            4.00%
MAINE(A)                                                          0.00%            2.00%
NEVADA                                                            0.00%            3.50%
PUERTO RICO                                                       1.00%            1.00%
SOUTH DAKOTA(A)                                                   0.00%            1.25%
WEST VIRGINIA                                                     1.00%            1.00%
WYOMING                                                           0.00%            1.00%

(A) We pay premium tax paid upon receipt of premium.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the required minimum distribution rules.

ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which includes ROTH IRAs) and other contracts subject to the required minimum distribution rules.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the last year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.) These restrictions on withdrawals may prohibit the payment of asset based fees from the contract.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                           APPENDIX D: PRIOR CONTRACTS

We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTACTS"). Prior contracts were sold from March, 1998 until May 1, 2000.

The prior contracts were designed as funding vehicles for amounts that are "rolled over" from employee benefit plans. The contracts serve primarily as Individual Retirement Annuities under Section 408 of the Internal Revenue Code ("IRAs") although they were also used to fund other plans qualifying for special income tax treatment under the Code or plans not entitled to such special income tax treatment under the Code.

The principal differences between the contract offered by this Prospectus and the prior contracts relate to:

      - the availability of additional fixed account investment options under prior contracts,

      -     the minimum initial purchase payment, and

      -     certain charges made by us.

These differences are described below. A separate expense summary for these prior contracts is also set forth below.

EXPENSE SUMMARY. The following table and Example are designed to assist you in understanding the various costs and expenses related to the prior contracts. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus. The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying portfolio Prospectus.

ANNUAL ADMINISTRATION FEE                                                                $ 30(A)
SEPARATE ACCOUNT ANNUAL EXPENSES              Mortality and expense risks fee            0.30%(B)
(as a percentage of average account value)
                                              Administration fee                         0.15%
                                              Total Separate Account Annual Expense      0.45%(C)

(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

(B)   0.85% of average account value prior to May 1, 2000

(C)   1.00% of average account value prior to May 1, 2000

PORTFOLIO ANNUAL EXPENSES. See "Summary - Portfolio Annual Expenses" in the Prospectus.

A Table of Accumulation Unit Values Relating to the Contract is set forth below in Appendix U.

FIXED ACCOUNT INVESTMENT OPTIONS

FIXED INVESTMENT OPTIONS. Under the contract described in the prospectus there is only a one year fixed account investment option. Under the prior contracts there are five fixed account investment options: one, three, five and seven year investment accounts and a fixed investment account which may be established under the Dollar Cost Averaging ("DCA") program ("DCA fixed investment account") to make automatic monthly transfers from a fixed account to one or more variable investment options. (See "Dollar Cost Averaging" below.) We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

RENEWALS. Under the prior contracts, at the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Under the prior contracts, any amount withdrawn, transferred or borrowed from a fixed investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A-    The guaranteed interest rate on the investment account.

      B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C- The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account;

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      -     be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non forfeiture laws of the state with jurisdiction over the contract.

DOLLAR COST AVERAGING ("DCA"). If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option, the one year fixed account investment option, or the DCA fixed account investment option to other variable account investment option until the amount in the investment option from which the transfer is made is exhausted. Under the prior contracts, in states where available, a special DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA fixed account investment option is not available under the contract described in the prospectus.

WITHDRAWALS. Under the prior contracts, the market value charge described above may apply to withdrawals from any fixed investment option except for a one year fixed investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

LOANS. We offer a loan privilege only to owners of contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

INITIAL PURCHASE PAYMENT. The minimum initial purchase payment was $3,500 under the prior contracts.

CERTAIN CHARGES AND DEDUCTIONS. Certain charges and deductions under prior contracts differ from the charges and deductions under the contract described in the prospectus.

ANNUAL ADMINISTRATION FEE. For prior contracts, the annual administration fee is $30, and we will waive this fee if, during the accumulation period, the contract value is equal to or greater than $100,000 at the time of assessment of the fee.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee under both the contract described in this prospectus and the prior contracts.

MORTALITY AND EXPENSE RISKS CHARGE. Under the contract described in the prospectus, the mortality and expense risks charge which we assess is 0.30%. Under the prior contracts, this charge was 0.85% until May 1, 2000, at which time it was lowered to 0.30%.

                  APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES

                            SERIES I & II (NO RIDERS)
            TABLE OF ACCUMULATION UNIT VALUES FOR STRATEGY CONTRACTS
                         (REFLECTING NO OPTIONAL RIDERS)

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
Emerging Growth Trust - Series II
                 Unit Value at Start of Year  16.286591  12.500000
                   Unit Value at End of Year  17.290406  16.286591
              Number of Units at End of Year          -      3,572
Small Company Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  15.164719
              Number of Units at End of Year          -
Natural Resources Trust - Series II
                 Unit Value at Start of Year  17.926997  12.500000
                   Unit Value at End of Year  22.137598  17.926997
              Number of Units at End of Year          -          -
American International Trust - Series II
                 Unit Value at Start of Year  15.364552  12.500000
                   Unit Value at End of Year  19.635294  15.364552
              Number of Units at End of Year      1,211          -
Mid Cap Core Trust - Series II
                 Unit Value at Start of Year  15.254859  12.500000
                   Unit Value at End of Year  17.332496  15.254859
              Number of Units at End of Year          -          -
American Growth Trust - Series II
                 Unit Value at Start of Year  16.610885  12.500000
                   Unit Value at End of Year  17.117467  16.610885
              Number of Units at End of Year      2,991      2,757
U.S. Global Leaders Growth Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  13.171171
              Number of Units at End of Year          -
Quantitative All Cap Trust - Series II
                 Unit Value at Start of Year  15.501820  12.500000
                   Unit Value at End of Year  17.696580  15.501820
              Number of Units at End of Year          -          -
Core Equity Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  14.167683
              Number of Units at End of Year          -
Large Cap Value Trust - Series II
                 Unit Value at Start of Year  15.888873  12.500000
                   Unit Value at End of Year  19.223148  15.888873
              Number of Units at End of Year          -          -
Classic Value Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  13.855191
              Number of Units at End of Year          -

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
Small Cap Opportunities Trust - Series II
                 Unit Value at Start of Year  17.428487  12.500000
                   Unit Value at End of Year  21.771180  17.428487
              Number of Units at End of Year          -          -
Special Value Trust - Series II
                 Unit Value at Start of Year  15.753409  12.500000
                   Unit Value at End of Year  18.810991  15.753409
              Number of Units at End of Year          -          0
Quantitative Value Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year   14.61634
              Number of Units at End of Year          -
American Growth-Income Trust - Series II
                 Unit Value at Start of Year  15.484195  12.500000
                   Unit Value at End of Year  16.929780  15.484195
              Number of Units at End of Year        859          -
PIMCO VIT All Asset Portfolio
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  13.959146
              Number of Units at End of Year          -
Strategic Income Trust - Series II
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year     13.568
              Number of Units at End of Year          -
Real Return Bond Trust - Series II
                 Unit Value at Start of Year  13.061280  12.500000
                   Unit Value at End of Year  14.137482  13.061280
              Number of Units at End of Year          -          -
Science & Technology Trust - Series I
                 Unit Value at Start of Year  10.360749   6.920027  11.734960  20.064987  30.621118  15.503436  12.500000
                   Unit Value at End of Year  10.404334  10.360749   6.920027  11.734960  20.064987  30.621118  15.503436
              Number of Units at End of Year      1,436     13,051      7,627      7,860      8,507     15,089      4,016
Pacific Rim Trust - Series I
                 Unit Value at Start of Year  13.501576   9.637969  11.069002  13.655344  18.168886  11.267395  12.500000
                   Unit Value at End of Year  15.712416  13.501576   9.637969  11.069002  13.655344  18.168886  11.267395
              Number of Units at End of Year          -          -          -          -         99        224          -
Health Sciences Trust - Series I
                 Unit Value at Start of Year  13.259362   9.777931  13.499140  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  15.220514  13.259362   9.777931  13.499140   0.000000   0.000000   0.000000
              Number of Units at End of Year          -      1,742      1,742      1,742          -          -          -
Emerging Small Company Trust - Series I
                 Unit Value at Start of Year  14.027696  10.084415  14.308293  18.484616  19.436616  11.312902  12.500000
                   Unit Value at End of Year  15.573354  14.027696  10.084415  14.308293  18.484616  19.436616  11.312902
              Number of Units at End of Year          -         84      3,770      5,431      5,716      1,703      6,458
Small Cap Index Trust - Series I
                 Unit Value at Start of Year  13.376422   9.216678  11.790054  11.668507  12.500000   0.000000   0.000000
                   Unit Value at End of Year  15.623571  13.376422   9.216678  11.790054  11.668507   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
Dynamic Growth Trust - Series I
                 Unit Value at Start of Year   4.335841   3.375416   4.733016   7.956456  12.500000   0.000000   0.000000
                   Unit Value at End of Year   4.747960   4.335841   3.375416   4.733016   7.956456   0.000000   0.000000
              Number of Units at End of Year      1,259      6,799      1,259      1,275      1,259          -          -
Mid Cap Stock Trust - Series I
                 Unit Value at Start of Year  12.081437   8.526782  11.060968  12.483407  13.057764  12.992850   0.000000
                   Unit Value at End of Year  14.316969  12.081437   8.526782  11.060968  12.483407  13.057764   0.000000
              Number of Units at End of Year      4,208      5,189      3,675      3,037      9,744          -          -
All Cap Growth Trust - Series I
                 Unit Value at Start of Year  12.972733  10.083098  13.398914  17.657078  19.917321  13.903872  12.500000
                   Unit Value at End of Year  13.756777  12.972733  10.083098  13.398914  17.657078  19.917321  13.903872
              Number of Units at End of Year        883      5,157      5,166      5,533      3,032      3,240      3,648
Strategic Opportunities Trust - Series I
                 Unit Value at Start of Year   9.175822   7.324508  12.015572  14.242740  15.307946  12.103394  12.500000
                   Unit Value at End of Year  10.259541   9.175822   7.324508  12.015572  14.242740  15.307946  12.103394
              Number of Units at End of Year          -      1,860      1,194      1,853      1,569        877      4,815
Financial Services Trust - Series I
                 Unit Value at Start of Year  12.608019   9.481123  11.598060  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  13.853969  12.608019   9.481123  11.598060   0.000000   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
International Stock Trust - Series I
                 Unit Value at Start of Year  10.641582   8.205423  10.525001  13.475212  16.253406  12.656070  12.500000
                   Unit Value at End of Year  12.245433  10.641582   8.205423  10.525001  13.475212  16.253406  12.656070
              Number of Units at End of Year          -          -          -        264        240        390          -
International Small Cap Trust - Series I
                 Unit Value at Start of Year  13.794653   8.943226  10.787968  15.728111  22.341682  12.202690  12.500000
                   Unit Value at End of Year  16.625198  13.794653   8.943226  10.787968  15.728111  22.341682  12.202690
              Number of Units at End of Year        791      1,299      4,066      6,083      6,808      6,651        335
International Equity Index A Trust - Series I
                 Unit Value at Start of Year  12.500000
                   Unit Value at End of Year  14.761597
              Number of Units at End of Year          -
International Value Trust - Series I
                 Unit Value at Start of Year  13.163951   9.128390  11.160168  12.452449  13.372512  12.916466   0.000000
                   Unit Value at End of Year  15.928027  13.163951   9.128390  11.160168  12.452449  13.372512   0.000000
              Number of Units at End of Year        983      1,004      1,038          -          -          -          -
Quantitative Mid Cap Trust - Series I
                 Unit Value at Start of Year  10.799281   7.830749  10.169149  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  12.708032  10.799281   7.830749  10.169149   0.000000   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
Mid Cap Index Trust - Series I
                 Unit Value at Start of Year  14.779952  11.032915  13.063516  13.354538  12.500000   0.000000   0.000000
                   Unit Value at End of Year  17.042134  14.779952  11.032915  13.063516  13.354538   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
Global Trust - Series I
                 Unit Value at Start of Year  11.909879   9.386197  11.655792  13.953918  12.516028  12.195410  12.500000
                   Unit Value at End of Year  13.605597  11.909879   9.386197  11.655792  13.953918  12.516028  12.195410
              Number of Units at End of Year        185        368        395        749        299        553        673

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
Capital Appreciation Trust - Series I
                 Unit Value at Start of Year   7.926177   6.149660   8.903110  10.962135  12.500000   0.000000   0.000000
                   Unit Value at End of Year   8.626549   7.926177   6.149660   8.903110  10.962135   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
All Cap Core Trust - Series I
                 Unit Value at Start of Year  10.226699   7.809394  10.492183  13.403429  18.549262  13.655376  12.500000
                   Unit Value at End of Year  11.843025  10.226699   7.809394  10.492183  13.403429  18.549262  13.655376
              Number of Units at End of Year          -      3,294      3,299      5,774      5,743      6,215        521
Large Cap Growth Trust - Series I
                 Unit Value at Start of Year  11.000472   8.817038  11.477445  14.028600  16.461980  13.271688  12.500000
                   Unit Value at End of Year  11.627326  11.000472   8.817038  11.477445  14.028600  16.461980  13.271688
              Number of Units at End of Year          -         26         34        161      2,050        329        310
Total Stock Market Index Trust - Series I
                 Unit Value at Start of Year  10.068221   7.747649   9.887504  11.211599  12.500000   0.000000   0.000000
                   Unit Value at End of Year  11.199656  10.068221   7.747649   9.887504  11.211599   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
Blue Chip Growth Trust - Series I
                 Unit Value at Start of Year  13.300510  10.343348  13.717702  16.137290  16.700133  14.123586  12.500000
                   Unit Value at End of Year  14.436882  13.300510  10.343348  13.717702  16.137290  16.700133  14.123586
              Number of Units at End of Year      1,077     13,103     10,290      9,558     13,247     10,829      8,341
U. S. Large Cap Trust - Series I
                 Unit Value at Start of Year  12.074961   8.849591  11.881980  12.247584  11.969517  11.687400   0.000000
                   Unit Value at End of Year  13.149585  12.074961   8.849591  11.881980  12.247584  11.969517   0.000000
              Number of Units at End of Year      6,610      5,861      5,886      6,598          -          -          -
Strategic Value Trust - Series I
                 Unit Value at Start of Year   9.911813   7.731486  10.667641  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  11.641633   9.911813   7.731486  10.667641   0.000000   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
Utilities Trust - Series I
                 Unit Value at Start of Year   9.498736   7.092601   9.318742  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  12.238293   9.498736   7.092601   9.318742   0.000000   0.000000   0.000000
              Number of Units at End of Year          -          -          -          -          -          -          -
Real Estate Securities Trust - Series I
                 Unit Value at Start of Year  17.218191  12.429938  12.171588  11.853453   9.488883  10.417728  12.500000
                   Unit Value at End of Year  22.632400  17.218191  12.429938  12.171588  11.853453   9.488883  10.417728
              Number of Units at End of Year          -        162        171        803        747      1,068      1,081
Small Company Value Trust - Series I
                 Unit Value at Start of Year  16.211600  12.183157  13.009205  12.266242  11.652144  10.897925  12.500000
                   Unit Value at End of Year  20.204290  16.211600  12.183157  13.009205  12.266242  11.652144  10.897925
              Number of Units at End of Year      3,829      3,829      5,706      1,233      1,233          -          -
Mid Cap Value Trust - Series I
                 Unit Value at Start of Year  14.573841  11.678238  13.049955  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  18.056979  14.573841  11.678238  13.049955   0.000000   0.000000   0.000000
              Number of Units at End of Year      1,914      1,933      1,941        211          -          -          -
Value Trust - Series I
                 Unit Value at Start of Year  14.592992  10.564199  13.746382   13.351990 10.786297  11.207507  12.500000
                   Unit Value at End of Year  16.732042  14.592992  10.564199   13.746382 13.351990  10.786297  11.207507
              Number of Units at End of Year      1,319      1,465      1,474       1,632     1,554        291        406

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
All Cap Value Trust - Series I
                 Unit Value at Start of Year  12.442718   9.033519  12.574149  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  14.363222  12.442718   9.033519  12.574149   0.000000   0.000000   0.000000
              Number of Units at End of Year          -          -      2,318          -          -          -          -
500 Index Trust - Series I
                 Unit Value at Start of Year   9.662834   7.582718   9.831721  11.270447  12.500000   0.000000   0.000000
                   Unit Value at End of Year  10.606250   9.662834   7.582718   9.831721  11.270447   0.000000   0.000000
              Number of Units at End of Year          -      1,752      1,752      1,752          -          -          -
Fundamental Value Trust - Series I
                 Unit Value at Start of Year  12.609175   9.755458  11.694569  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  14.033624  12.609175   9.755458  11.694569   0.000000   0.000000   0.000000
              Number of Units at End of Year      1,950      3,427      3,427      2,181          -          -          -
Growth & Income Trust - Series I
                 Unit Value at Start of Year  12.680561  10.062499  13.358356  15.124927  16.387611  13.924321  12.500000
                   Unit Value at End of Year  13.478429  12.680561  10.062499  13.358356  15.124927  16.387611  13.924321
              Number of Units at End of Year      2,693      8,201      8,145     13,506     14,169     12,932      6,874
Equity-Income Trust - Series I
                 Unit Value at Start of Year  15.590633  12.471491  14.446503  14.327119  12.759601  12.464044  12.500000
                   Unit Value at End of Year  17.819150  15.590633  12.471491  14.446503  14.327119  12.759601  12.464044
              Number of Units at End of Year          -     21,459     21,640     25,366     25,293     27,275     27,051
Income & Value Trust - Series I
                 Unit Value at Start of Year  15.666059  12.441617  14.865986  14.788189  14.181104  13.179250  12.500000
                   Unit Value at End of Year  16.787055  15.666059  12.441617  14.865986  14.788189  14.181104  13.179250
              Number of Units at End of Year          -         14        147      1,249      1,432      1,702      1,855
Global Allocation Trust - Series I
                 Unit Value at Start of Year  10.009257   7.952792  10.402759  12.064740  12.500000   0.000000   0.000000
                   Unit Value at End of Year  11.232795  10.009257   7.952792  10.402759  12.064740   0.000000   0.000000
              Number of Units at End of Year      2,137      2,171      2,125        846        928          -          -
High Yield Trust - Series I
                 Unit Value at Start of Year  12.837065  10.361914  11.176956  11.878374  13.130722  12.279967  12.500000
                   Unit Value at End of Year  14.192807  12.837065  10.361914  11.176956  11.878374  13.130722  12.279967
              Number of Units at End of Year          -         14        168        968      1,643      2,176      2,098
Strategic Bond Trust - Series I
                 Unit Value at Start of Year  17.133192  15.215056  14.026945  13.262545  12.428556  12.280627  12.500000
                   Unit Value at End of Year  18.192848  17.133192  15.215056  14.026945  13.262545  12.428556  12.280627
              Number of Units at End of Year          -          -          6          7          7        316        148
Global Bond Trust - Series I
                 Unit Value at Start of Year  16.788281  14.614053  12.220839  12.212091  12.085889  13.080198  12.500000
                   Unit Value at End of Year  18.424713  16.788281  14.614053  12.220839  12.212091  12.085889  13.080198
              Number of Units at End of Year        813      1,825      1,820        420          -          -          -
Investment Quality Bond Trust - Series I
                 Unit Value at Start of Year  17.524765  16.402910  14.987723  14.027435  12.902584  13.269922  12.500000
                   Unit Value at End of Year  18.285192  17.524765  16.402910  14.987723  14.027435  12.902584  13.269922
              Number of Units at End of Year          -        691      3,084        755        693      1,630         87
Total Return Trust - Series I
                 Unit Value at Start of Year  16.751628  16.023311  14.697020  13.634669  12.349038  12.516112   0.000000
                   Unit Value at End of Year  17.502768  16.751628  16.023311  14.697020  13.634669  12.349038   0.000000
              Number of Units at End of Year      1,417      3,000      4,372      1,321          -          -          -

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
U. S. Government Securities Trust - Series I
                 Unit Value at Start of Year  16.614837  16.405373  15.259551  14.321813  12.999097  13.159699  12.500000
                   Unit Value at End of Year  17.017453  16.614837  16.405373  15.259551  14.321813  12.999097  13.159699
              Number of Units at End of Year        295        276        390        539        603      4,333      4,841
Money Market Trust - Series I
                 Unit Value at Start of Year  14.587075  14.568162  14.463814  14.026504  13.331106  12.872909  12.500000
                   Unit Value at End of Year  14.638758  14.587075  14.568162  14.463814  14.026504  13.331106  12.872909
              Number of Units at End of Year      6,353     53,015     55,417     54,928     54,560     78,627      4,306
Lifestyle Aggressive 1000 Trust - Series I
                 Unit Value at Start of Year  11.596360   8.634242  10.938337  12.728218  13.497935  11.895710  12.500000
                   Unit Value at End of Year  13.397856  11.596360   8.634242  10.938337  12.728218  13.497935  11.895710
              Number of Units at End of Year          -        719        721        762      1,966      1,566        364
Lifestyle Growth 820 Trust - Series I
                 Unit Value at Start of Year  13.236569  10.263411  12.251081  13.529644  14.033145  12.159849  12.500000
                   Unit Value at End of Year  15.099277  13.236569  10.263411  12.251081  13.529644  14.033145  12.159849
              Number of Units at End of Year        817      5,110      5,115      5,435      5,139      5,144      5,303
Lifestyle Balanced 640 Trust - Series I
                 Unit Value at Start of Year  14.609643  11.837471  13.204737  13.929909  13.671696  12.282889  12.500000
                   Unit Value at End of Year  16.506155  14.609643  11.837471  13.204737  13.929909  13.671696  12.282889
              Number of Units at End of Year      6,487      7,358     10,362     16,391     16,882     11,202      6,978
Lifestyle Moderate 460 Trust - Series I
                 Unit Value at Start of Year  15.713175  13.396098  14.022897  14.242240  13.746687  12.868825  12.500000
                   Unit Value at End of Year  17.369483  15.713175  13.396098  14.022897  14.242240  13.746687  12.868825
              Number of Units at End of Year        668     10,389      8,342      9,322     10,112     11,142      5,853
Lifestyle Conservative 280 Trust - Series I
                 Unit Value at Start of Year  16.811358  15.138171  14.949047  14.547877  13.593172  13.175636  12.500000
                   Unit Value at End of Year  18.172578  16.811358  15.138171  14.949047  14.547877  13.593172  13.175636
              Number of Units at End of Year          -      1,958      1,898      1,910      2,196      2,572      2,241
Aggressive Growth Trust - Series I
                 Unit Value at Start of Year  11.889081   8.921003  11.942407  16.207424  15.834780  12.027610  12.500000
                   Unit Value at End of Year  12.931761  11.889081   8.921003  11.942407  16.207424  15.834780  12.027610
              Number of Units at End of Year        196        284      4,912     11,256     17,003        325        216
Diversified Bond Trust - Series I
                 Unit Value at Start of Year  17.109818  16.430511  15.337803  14.387750  13.123588  13.161158  12.500000
                   Unit Value at End of Year  17.688961  17.109818  16.430511  15.337803  14.387750  13.123588  13.161158
              Number of Units at End of Year        369        348        316        729          6        544        140
Overseas Trust - Series I
                 Unit Value at Start of Year  11.593961   8.096980  10.353401  13.181065  16.319479  11.720466  12.500000
                   Unit Value at End of Year  12.902422  11.593961   8.096980  10.353401  13.181065  16.319479  11.720466
              Number of Units at End of Year          -          -          7          8          8        216        331
Small Company Blend Trust - Series I
                 Unit Value at Start of Year   9.577023   6.885995   9.291556   9.554061  11.957303   9.328414   0.000000
                   Unit Value at End of Year  10.219680   9.577023   6.885995   9.291556   9.554061  11.957303   0.000000
              Number of Units at End of Year      1,110      1,110      4,023      1,110      5,325          -          -
Strategic Growth Trust - Series I
                 Unit Value at Start of Year   9.939683   7.870443  10.986679  12.500000   0.000000   0.000000   0.000000
                   Unit Value at End of Year  10.544108   9.939683   7.870443  10.986679   0.000000   0.000000   0.000000
              Number of Units at End of Year      1,911      1,911      1,911        748          -          -          -

                                                Year       Year        Year      Year       Year       Year        Year
                                                Ended      Ended      Ended      Ended      Ended      Ended      Ended
                                               Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                2004       2003        2002      2001       2000       1999        1998
                                              ---------  ---------  ---------  ---------  ---------  ---------  ---------

Units under this series of contracts were first credited under the subaccounts on March 30, 1998 except in the following instances:

Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000. International Index merged into the International Equity Index Fund, a series of the John Hancock Variable Series Trust, on May 1, 2004.

Capital Appreciation Trust where units were first credited on November 1, 2000.

Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on August 4, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

--------------------------------------------------------------------------------

                                       OF


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


                  John Hancock Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029
                          www.johnhancockannuities.com



             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005.











JHUSA SEP ACCT H SAI 5/05

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................3
ACCUMULATION UNIT VALUE TABLES.................................................3
SERVICES.......................................................................3
    Independent Registered Public Accounting Firm..............................3
    Servicing Agent............................................................3
    Principal Underwriter......................................................3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS......................................1

GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("WE," "US," "THE COMPANY," or "JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2004 and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT
Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
-  semimonthly commission statements;
-  monthly summaries of agent production and daily transaction reports;
-  semiannual statements for contract owners; and
-  annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER
John Hancock Distributors, LLC, ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003, 2002 were $403,619,081, $293,120,491 and $275,138,774, respectively. JHD
LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           CONSOLIDATED BALANCE SHEETS

                                                                    As at December 31
                                                                    -----------------
                                                                     2004       2003
                                                                     ----       ----
                                                                     ($US millions)
Assets
Investments (Note 3):
Securities available-for-sale, at fair value:
 Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827)...     $11,188    $10,653
 Equity (cost: 2004 $382; 2003 $401)..........................         466        475
 Mortgage loans...............................................       2,367      2,187
Real estate...................................................       1,450      1,259
Policy loans..................................................       2,681      2,532
Short-term investments........................................         436        564
                                                                   -------    -------
 Total Investments............................................      18,588     17,670
Cash and cash equivalents.....................................       1,482        972
Deferred acquisition costs (Note 5)...........................       3,448      2,939
Deferred sales inducements (Note 5)...........................         228        215
Due from affiliates...........................................       2,350      2,330
Amounts recoverable from reinsurers...........................         968      1,140
Other assets (Goodwill: 2004 -- $62; 2003 -- $62).............       1,101        717
Separate account assets.......................................      57,103     43,694
                                                                   -------    -------
 Total Assets.................................................     $85,268    $69,677
                                                                   =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                         As at December 31
                                                         -----------------
                                                          2004       2003
                                                          ----       ----
                                                            ($US millions)
Liabilities, Capital and Surplus
Liabilities:
Policyholder liabilities and accruals.............       $21,427    $20,428
Net deferred tax liabilities (Note 6).............           569        426
Due to affiliate..................................           420        289
Other liabilities.................................         1,830      1,265
Separate account liabilities......................        57,103     43,694
                                                         -------    -------
 Total Liabilities................................        81,349     66,102
Capital and Surplus:
Capital stock (Note 8)............................             5          5
Retained earnings.................................         3,086      2,777
Accumulated other comprehensive income (Note 4)...           828        793
 Total Capital and Surplus........................         3,919      3,575
                                                         -------    -------
 Total Liabilities, Capital and Surplus...........       $85,268    $69,677
                                                         =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                        CONSOLIDATED STATEMENTS OF INCOME

                                                                         For the Years Ended December 31
                                                                         ------------------------------
                                                                          2004       2003        2002
                                                                          ----       ----        ----
                                                                                 ($US millions)
Revenue:
Premiums...............................................................  $  943     $   955    $ 1,002
Fee income.............................................................   1,369       1,107        930
Net investment income..................................................   1,148       1,174      1,157
Net realized investment gains (losses) (Note 13).......................     285         160       (222)
Other (Note 13)........................................................       5           5          4
                                                                         ------     -------    -------
 Total revenue.........................................................   3,750       3,401      2,871
Benefits and expenses:
Policyholder benefits and claims.......................................   1,687       1,829      1,606
Operating expenses and commissions.....................................     715         654        575
Amortization of deferred acquisition costs.............................     358         227         92
Interest expense.......................................................      22          46         42
Policyholder dividends.................................................     389         377        370
                                                                         ------     -------    -------
 Total benefits and expenses...........................................   3,171       3,133      2,685
                                                                         ------     -------    -------
Operating income before income taxes and change in accounting
  principle............................................................     579         268        186
                                                                         ------     -------    -------
Income tax expense.....................................................     168          77         31
                                                                         ------     -------    -------
Income after income taxes and before change in accounting principle....     411         191        155
                                                                         ------     -------    -------
Change in accounting principle.........................................      48          --         --
                                                                         ------     -------    -------
Net income.............................................................  $  459     $   191     $  155
                                                                         ======     =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                      For the Years Ended December 31
                                 -----------------------------------------
                                                   Accumulated
                                                      Other        Total
                                 Capital Retained Comprehensive Capital and
                                  Stock  Earnings    Income       Surplus
                                 ------- -------- ------------- -----------
                                              ($US millions)
Balance, December 31, 2001...      $ 5    $2,511      $153        $2,669
Comprehensive income.........       --       155       358           513
                                   ---    ------      ----        ------
Balance, December 31, 2002...      $ 5    $2,666      $511        $3,182
                                   ===    ======      ====        ======
Comprehensive income.........       --       191       282           473
Dividend to shareholder......       --       (80)       --           (80)
                                   ---    ------      ----        ------
Balance, December 31, 2003...      $ 5    $2,777      $793        $3,575
                                   ===    ======      ====        ======
Comprehensive income.........       --       459        35           494
Dividend to shareholder......       --      (150)       --          (150)
                                   ---    ------      ----        ------
Balance, December 31, 2004...      $ 5    $3,086      $828        $3,919
                                   ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      For the Years Ended December 31
                                                                      ------------------------------
                                                                        2004       2003       2002
                                                                        ----       ----       ----
                                                                             ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums..........................................................    $   940    $   972    $ 1,018
 Fee income........................................................      1,369      1,168        981
 Net investment income.............................................      1,154      1,229      1,153
 Other.............................................................          5         11          4
                                                                       -------    -------    -------
   Total operating cash inflows....................................      3,468      3,380      3,156
Operating cash outflows:
 Benefit payments..................................................      1,166      1,495      1,480
 Insurance expenses and taxes......................................      1,656      1,237      1,180
 Dividends paid to policyholders...................................        389        373        358
 Change in other assets and other liabilities......................       (130)      (288)      (422)
                                                                       -------    -------    -------
   Total operating cash outflows...................................      3,081      2,817      2,596
                                                                       -------    -------    -------
   Net cash provided by operating activities.......................        387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid.................      9,218     11,223      8,634
 Fixed-maturity securities purchased...............................     (9,277)    (9,715)    (9,082)
 Equity securities sold............................................        209        530         34
 Equity securities purchased.......................................       (159)      (166)      (214)
 Mortgage loans advanced...........................................       (481)      (564)      (432)
 Mortgage loans repaid.............................................        335        307        186
 Real estate sold..................................................          3         --          1
 Real estate purchased.............................................       (212)      (197)       (60)
 Policy loans advanced, net........................................       (149)      (163)      (143)
 Short-term investments, net.......................................       (170)      (262)       (41)
 Other investments, net............................................         --         10         (4)
                                                                       -------    -------    -------
   Net cash (used in) provided by investing activities.............       (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances...      1,836      1,877      1,778
 Withdrawals from policyholder account balances....................     (1,327)    (1,392)    (1,342)
 Unearned revenue..................................................        120         85        168
 Amounts due (from) to affiliates, net.............................        155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent.......         --       (416)      (211)
 Net reinsurance recoverable.......................................        172        132        243
 Dividend paid to shareholder......................................       (150)       (80)        --
 Repaid funds......................................................         --         (2)        (2)
                                                                       -------    -------    -------
 Net cash provided by (used in) financing activities...............        806     (1,312)       735
 Increase in cash and cash equivalents during the year.............        510        254        174
                                                                       -------    -------    -------
 Cash and cash equivalents at beginning of year....................        972        718        544
                                                                       -------    -------    -------
 Balance, end of year..............................................    $ 1,482    $   972    $   718
                                                                       =======    =======    =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           For the Years Ended December 31
                                                                                           -------------------------------
                                                                                              2004      2003       2002
                                                                                             ------     -----      -----
                                                                                                ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income...........................................................................       $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities.....
   Net realized (gains) losses........................................................        (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment....
     related items....................................................................           3         55         (5)
   Addition to policyholder liabilities and accruals..................................         517        417        104
   Deferral of acquisition costs......................................................        (901)      (648)      (567)
   Amortization of deferred acquisition costs.........................................         358        227         92
   Increase in deferred tax liability, net............................................         128        143         83
   Interest expense...................................................................          22         46         42
   Policyholder dividends.............................................................           4          4         12
   Change in accounting principle.....................................................         (48)        --         --
   Change in other assets and other liabilities.......................................         130        288        422
                                                                                             -----      -----      -----
 Net cash provided by operating activities............................................       $ 387      $ 563      $ 560
                                                                                             =====      =====      =====

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

                                 ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                                   Twelve months ended
                                                                    December 31, 2004
                                                                   --------------------
Cumulative effect of accounting change recorded in net income...          $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)

i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

2. Significant Accounting Policies -- (continued)

m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 --$53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                       Gross        Gross
                                       Amortized     Unrealized  Unrealized        Fair
                                          Cost         Gains       Losses          Value
                                     --------------  ----------  ----------   ---------------
As of December 31                     2004    2003   2004  2003  2004  2003    2004    2003
-----------------                    ------- ------  ----  ----  ----  ----   ------- -------
Fixed-maturity securities:
U.S. government...................   $ 3,308 $2,536  $111  $ 64  $ (8) $(18)  $ 3,411 $ 2,582
Foreign governments...............     1,063  1,108   203   202    --    (3)    1,266   1,307
Corporate.........................     5,882  5,933   494   589   (14)  (23)    6,362   6,499
Asset-backed......................       143    250     7    18    (1)   (3)      149     265
                                     ------- ------  ----  ----  ----  ----   ------- -------
Total fixed-maturity securities...   $10,396 $9,827  $815  $873  $(23) $(47)  $11,188 $10,653
                                     ======= ======  ====  ====  ====  ====   ======= =======
Equity securities.................   $   382 $  401  $ 91  $ 83  $ (7) $ (9)  $   466 $   475
                                     ======= ======  ====  ====  ====  ====   ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                        Amortized   Fair
As of December 31, 2004                                                   cost      Value
-----------------------                                                 ---------  -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less...................................................      $   335   $   347
Greater than 1; up to 5 years......................................        1,639     1,686
Greater than 5; up to 10 years.....................................        2,868     3,023
Due after 10 years.................................................        5,411     5,983
Asset - backed securities..........................................          143       149
                                                                         -------   -------
   Total fixed-maturity securities.................................      $10,396   $11,188
                                                                         =======   =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

As of December 31           2004    2003
-----------------           ----    ----
Impaired loans...........   $ 83    $90
                            ====    ===
Allowance, January 1.....   $ 31    $36
Deductions...............    (23)    (5)
                            ----    ---
Allowance, December 31...   $  8    $31
                            ====    ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

3. Investments and Investment Income -- (continued)

c) Investment Income

Income by type of investment was as follows:

                                 For the Years Ended December 31
                                 ------------------------------
                                   2004       2003       2002
                                   -----     ------     ------
Fixed-maturity securities...      $  692     $  737     $  729
Equity securities...........          16         12         11
Mortgage loans..............         155        149        139
Investment real estate......          86         86         88
Other investments...........         230        228        228
                                  ------     ------     ------
Gross investment income.....       1,179      1,212      1,195
Investment expenses.........         (31)       (38)       (38)
                                  ------     ------     ------
Net investment income.......      $1,148     $1,174     $1,157
                                  ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income

a) Total comprehensive income was as follows:

                                                                                     For the Years Ended December 31
                                                                                     -------------------------------
                                                                                       2004       2003      2002
                                                                                       ----       ----      ----
Net income........................................................................     $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year.................................      118        209       269
 Minimum pension asset (liability)................................................       (1)        24       (25)
 Foreign currency translation.....................................................       57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income...      139         82       (70)
                                                                                       ----       ----      ----
Other comprehensive income........................................................       35        282       358
                                                                                       ----       ----      ----
Comprehensive income..............................................................     $494       $473      $513
                                                                                       ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

As of December 31                           2004   2003
-----------------                           ----   ----
Unrealized gains :
 Beginning balance.......................   $640   $512
 Current period change...................    (21)   128
                                            ----   ----
 Ending balance..........................   $619   $640
                                            ----   ----
Minimum pension liability:
 Beginning balance.......................   $ (3)  $(28)
 Current period change...................     (1)    25
                                            ----   ----
 Ending balance..........................   $ (4)  $ (3)
                                            ----   ----
Foreign currency:
 Beginning balance.......................   $156   $ 27
 Current period change...................     57    129
                                            ----   ----
 Ending balance..........................   $213   $156
                                            ----   ----
Accumulated other comprehensive income...   $828   $793
                                            ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

4. Comprehensive Income -- (continued)

c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                        2004    2003
-----------------                                                       ------  ------
Gross unrealized gains...............................................   $1,355  $1,385
Gross unrealized losses..............................................      (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities...     (349)   (345)
Deferred income taxes................................................     (331)   (344)
                                                                        ------  ------
Net unrealized gains on securities available-for-sale................   $  619  $  640
                                                                        ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                     For the Years Ended
                                                                         December 31
                                                                     ------------------
                                                                      2004      2003
                                                                     ------    -------
Balance, January 1................................................   $3,154    $2,731
Capitalization....................................................      847       651
Amortization......................................................     (358)     (227)
Change in accounting principle (Note 2 a).........................       14        --
Effect of net unrealized gains on securities available-for-sale...       19        (1)
                                                                     ------    ------
Balance, December 31..............................................   $3,676    $3,154
                                                                     ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                For the Years Ended
                                  December 31
                                ------------------
                                2004  2003   2002
                                ----  ----   ----
Current expense (benefit)...    $ 40  $(66)  $(52)
Deferred expense............     128   143     83
                                ----  ----   ----
Total expense...............    $168  $ 77   $ 31
                                ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

6. Income Taxes -- (continued)

Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                       For the Years Ended
                                                          December 31
                                                       ------------------
                                                        2004      2003
                                                       ------    ------
Deferred tax assets:
Differences in computing policy reserves...........    $  704    $  598
Investments........................................        --         1
Policyholder dividends payable.....................        --        11
Net operating loss.................................        69       178
Other deferred tax assets..........................       113        34
                                                       ------    ------
 Deferred tax assets...............................       886       822
                                                       ------    ------
Deferred tax liabilities:
Deferred acquisition costs.........................       735       672
Unrealized gains on securities available-for-sale..       465       472
Premiums receivable................................        23        25
Investments........................................       229        58
Other deferred tax liabilities.....................         3        21
                                                       ------    ------
 Deferred tax liabilities..........................     1,455     1,248
                                                       ------    ------
 Net deferred tax liabilities......................    $ (569)   $ (426)
                                                       ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

8. Capital and Surplus

Capital stock is comprised of the following:

                                                  2004  2003
                                                  ----  ----
Authorized:
 50,000,000 Preferred shares, Par value $1.00..     --    --
 50,000,000 Common shares, Par value $1.00.....     --    --
Issued and outstanding:
 100,000 Preferred shares......................     --    --
 4,728,934 Common shares.......................   $  5  $  5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                        US Statutory Basis
                                                        ------------------
For the Years Ended December 31                          2004  2003  2002
-------------------------------                         ------ ---- ------
The Manufacturers Life Insurance Company (U.S.A.):
 Net income (loss)...................................   $  304 $289 $ (396)
 Net capital and surplus.............................    1,165  954  1,078
The Manufacturers Life Insurance Company of New York:
 Net income (loss)...................................   $   21 $  2 $  (26)
 Net capital and surplus.............................       51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                                   Post-
                                                                  Employee       retirement
                                                                 Retirement       Benefit
                                                                    Plans          Plan
                                                                -------------   ------------
As of December 31                                                2004   2003    2004   2003
-----------------                                               -----   -----   ----   ----
Change in benefit obligation
Benefit obligation at beginning of year......................   $(102)  $ (90)  $(29)  $(23)
Service cost.................................................      (5)     (5)    (1)    (1)
Interest cost................................................      (6)     (6)    (2)    (2)
Actuarial loss...............................................      --      (8)    (1)    (4)
Impact of Medicare...........................................     N/A     N/A      1     --
Benefits paid................................................       7       7      2      1
                                                                -----   -----   ----   ----
Benefit obligation at end of year............................   $(106)  $(102)  $(30)  $(29)
                                                                -----   -----   ----   ----
Change in plan assets
Fair value of plan assets at beginning of year...............   $  71   $  60   $ --   $ --
Actual return on plan assets.................................       9      16     --     --
Employer contribution........................................       1       2      1      1
Benefits paid................................................      (7)     (7)    (1)    (1)
                                                                -----   -----   ----   ----
Fair value of plan assets at end of year.....................   $  74   $  71   $ --   $ --
                                                                -----   -----   ----   ----
Funded status................................................   $ (32)  $ (31)  $(30)  $(29)
Unrecognized transition asset................................      --      (1)    --     --
Unrecognized actuarial loss (gain)...........................      45      50     (6)    (6)
Unrecognized prior service cost..............................       3       3     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  16   $  21   $(36)  $(35)
                                                                -----   -----   ----   ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................   $  36   $  39   $ --   $ --
 Accrued benefit liability...................................     (26)    (24)   (37)   (35)
 Intangible asset............................................       1       1     --     --
 Accumulated other comprehensive income......................       6       5     --     --
                                                                -----   -----   ----   ----
Net amount recognized........................................   $  17   $  21   $(37)  $(35)
                                                                =====   =====   ====   ====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

                                     Employee     Post-retirement
                                    Retirement       Benefit
                                       Plans          Plan
                                    ----------    --------------
As of December 31                   2004  2003    2004    2003
-----------------                   ----  ----    ----    ----
Weighted average assumptions
Discount rate.....................  5.75% 6.00%   5.75%   6.00%
Expected return on plan assets....  8.25% 8.25%    N/A     N/A
Rate of compensation increase.....  4.00% 5.00%   4.00%   5.00%
Cost-of-living increase...........  3.00% 3.00%    N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                                Employee   Post-retirement
                                                               Retirement      Benefit
                                                                 Plans          Plan
                                                               ----------   --------------
As of December 31                                              2004  2003   2004    2003
-----------------                                              ----  ----   ----    ----
Components of net periodic benefit cost for plan sponsor
Service cost..............................................     $ 5   $ 5    $ 1     $ 1
Interest cost.............................................       6     6      2       2
Expected return on plan assets............................      (6)   (7)    --      --
Amortization of net transition obligation.................      (1)   (3)    --      --
Recognized actuarial loss (gain)..........................       3     2     --      (1)
                                                               ---   ---    ---     ---
Net Periodic Benefit Cost.................................     $ 7   $ 3    $ 3     $ 2
                                                               ===   ===    ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                             One-Percentage-  One-Percentage-Point
                                                             Point Increase         Decrease
                                                             ---------------  --------------------
Effect on total of service and interest cost components...         $1                 $(1)
Effect on post-retirement benefit obligation..............         $5                 $(4)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

              Expected Pension &
            Other Benefit Payments
            ----------------------
2005               $8
2006               $8
2007               $8
2008               $9
2009               $9

e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                           Plan Assets
                           -----------
As of December 31          2004   2003
-------------------        ----   ----
Equity securities..         63%    66%
Debt securities....         33%    29%
Real estate........          4%     5%
Other..............          0%     0%
                           ---    ---
Total..............        100%   100%
                           ===    ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  - No more than 5% of the market value of the total assets can be invested in any one company's securities.

  - No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  - No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  - Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  - Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)

  - Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                          For the Years Ended December 31
                                     -----------------------------------------
                                             2004                 2003
                                     -------------------- --------------------
                                                 Weighted             Weighted
                                                 average              average
                                      Number of  exercise  Number of  exercise
                                       options    price     options    price
                                     (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                     ----------- -------- ----------- --------
Outstanding, January 1..........        2,235     $38.82     2,110     $40.37
Granted.........................          378      48.53       275      36.38
Exercised.......................          (95)     38.79        (7)     39.02
Forfeited/Cancelled.............          (13)     43.13      (143)     41.27
                                        -----     ------     -----     ------
Outstanding, December 31........        2,505     $40.26     2,235     $38.82
                                        -----     ------     -----     ------
Exercisable, as of December 31..        1,595     $40.04     1,264     $38.86
                                        =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

10. Stock based compensation -- (continued)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

11. Derivative Financial Instruments -- (continued)

Outstanding derivative instruments were as follows:

                                                  Notional or Contract
                                                       Amounts          Carrying Value    Fair Value
                                                  --------------------  --------------    -----------
As of December 31                                  2004       2003       2004    2003     2004   2003
-----------------                                 ------     ------      ----    ----     ----   ----
Interest rate and currency swaps and floors...    $1,491     $  830      $(41)   $(34)    $(41)  $(34)
Interest rate option written..................        12         12        (1)     (1)      (1)    (1)
Equity contracts..............................         3          9        --      --       --     --
Currency forwards.............................       356        276        25      25       25     25
                                                  ------     ------      ----    ----     ----   ----
Total derivatives.............................    $1,862     $1,127      $(17)   $(10)    $(17)  $(10)
                                                  ======     ======      ====    ====     ====   ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

The carrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                             Carrying Value      Fair Value
                                             ---------------   ---------------
As of December 31                             2004    2003      2004    2003
-----------------                            ------- -------   ------- -------
Assets:
 Fixed-maturity and equity securities....    $11,654 $11,128   $11,654 $11,128
 Mortgage loans..........................      2,367   2,187     2,516   2,419
 Policy loans............................      2,681   2,532     2,681   2,532
 Short-term investments..................        436     564       436     564
Liabilities:
 Insurance investment contracts..........      2,337   2,365     2,309   2,333
 Derivative financial instruments........         17      10        17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

12. Fair Value of Financial Instruments -- (continued)

Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

Affiliate                                         2004     2003
---------                                         ----     ----
Manulife Investment Corporation ("MIC")......     $ 51     $ 34
Manulife Reinsurance Ltd ("MRL").............       65       71
Manulife Reinsurance (Bermuda) Ltd ("MRBL")..       67       50
MRBL Reinsurance Trust.......................      155       58
Manulife Hungary Holdings KFT ("MHHL").......        4       --
                                                  ----     ----
Total........................................     $342     $213
                                                  ====     ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

14. Reinsurance -- (continued)

Reinsurance premiums were included in premium revenue as follows:

For the Years Ended December 31    2004    2003     2002
-------------------------------   -----   ------   ------
Direct premiums..........         $ 900   $1,011   $1,011
Reinsurance assumed......           335      309      323
Reinsurance ceded........          (292)    (365)    (332)
                                  -----   ------   ------
Total premiums...........         $ 943   $  955   $1,002
                                  =====   ======   ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

As at December 31                                      2004       2003
-----------------                                     -------   -------
Return of net deposits
 Account value.................................       $ 4,093   $ 2,004
 Net amount at risk -- gross...................       $    11   $    15
 Net amount at risk -- net.....................       $     2   $    10
Return of net deposits plus a minimum return
 Account value.................................       $   896   $   838
 Net amount at risk -- gross...................       $   178   $   201
 Net amount at risk -- net.....................       $     1   $     1
 Guaranteed minimum return rate................             5%        5%
Highest anniversary account value minus
withdrawals post-anniversary
 Account value.................................       $22,637   $18,690
 Net amount at risk -- gross...................       $ 2,275   $ 3,039
 Net amount at risk -- net.....................       $    90   $   262
Guaranteed Minimum Income Benefit
 Account value.................................       $11,420   $ 9,252
 Net amount at risk -- gross...................       $ 1,277   $ 1,348
 Net amount at risk -- net.....................       $    21   $    18
Guaranteed Minimum Withdrawal Benefit
 Account value.................................       $ 3,187   $     9
 Net amount at risk -- gross...................            --        --
 Net amount at risk -- net.....................            --        --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                    December 31,   December 31,
Asset Class           Index                                            2004           2003
-----------           -----                                         ------------   ------------
Large Cap Equity      S&P 500                                           9.65          7.22
High Quality Bond     Ibbottson US Intermediate Term Gov't Bond         1.93          4.62
High Yield Bond       Ibbottson Domestic High Yield Bond                0.72          0.66
Balanced              60% Large Cap Equity, 40% High Quality Bond       8.58          4.44
Small Cap Equity      Ibbottson US Small Cap Stock                      4.02          3.50
International Equity  MSCI EAFE                                         1.18          0.85
Global Equity         MSCI World                                        0.38          0.35
Real Estate           NAREIT                                            0.35          0.24

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                           December 31, 2004 and 2003

                                 ($US millions)

15. Certain Separate Accounts -- (continued)

The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                                       Guaranteed
                                        Guaranteed      Guaranteed      Minimum
                                          Minimum        Minimum       Withdrawal
                                       Death Benefit  Income Benefit    Benefit
                                          (GMDB)          (GMIB)         (GMWB)       Totals
                                       -------------  --------------   ------------   ------
Balance at January 1, 2004..........       $ 66            $136             --         $202
Incurred Guarantee Benefits.........        (42)             --             --          (42)
Other Reserve Changes...............         48             (15)          $(24)           9
                                           ----            ----           ----         ----
Balance at December 31, 2004........         72             121            (24)         169
Reinsurance Recoverable.............         32             194             --          226
                                           ----            ----           ----         ----
Net Balance at December 31, 2004....       $ 40            $(73)          $(24)        $(57)
                                           ====            ====           ====         ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  - Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  - Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  -   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  - Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  -   Partial withdrawal rates are approximately 4% per year.

  - The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A) Years ended December 31, 2004 and 2003

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Auditors............................................    1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................    4
Statements of Operations and Changes in Contract Owners' Equity...........    9
Notes to Financial Statements.............................................   94

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                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, US Large Cap Value -- Class A, US Large Cap Value -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Income & Value -- Class A, Income & Value -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, SSGA International Equity Index -- Class A, SSGA International Equity Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

                    A Member Practice of Ernst & Young Global
                               r ERNST & YOUNG LLP

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, American Century - Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth, Strategic Income, John Hancock VST Int'l Eq Index -- Class A, John Hancock VST Int'l Eq Index -- Class B, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core, as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                               r ERNST & YOUNG LLP

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                               ERNST & YOUNG LLP

March XXXX, 2004

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2004

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio -- Class A--  36,968,854 shares (cost $491,353,613)          $  404,069,579
       Strategic Opportunities Portfolio -- Class B-- 2,383,745 shares (cost $21,577,994)                 26,006,662
       Investment Quality Bond Portfolio -- Class A-- 16,513,774 shares (cost $197,795,046)              204,935,929
       Investment Quality Bond Portfolio -- Class B-- 4,454,938 shares (cost $54,846,085)                 55,107,583
       Growth & Income Portfolio -- Class A-- 48,374,357 shares (cost $1,305,674,081)                  1,115,996,408
       Growth & Income Portfolio -- Class B-- 4,520,320 shares (cost $86,914,399)                        103,786,549
       Blue Chip Growth Portfolio -- Class A-- 45,074,026 shares (cost $779,698,398)                     759,948,074
       Blue Chip Growth Portfolio -- Class B-- 8,264,509 shares (cost $116,521,850)                      138,678,457
       Money Market Portfolio -- Class A-- 34,396,286 shares (cost $343,962,856)                         343,962,856
       Money Market Portfolio -- Class B-- 16,676,766 shares (cost $166,767,661)                         166,767,661
       Global Equity Portfolio -- Class A-- 19,269,594 shares (cost $262,160,811)                        284,997,296
       Global Equity Portfolio -- Class B-- 1,746,016 shares (cost $20,661,497)                           25,718,815
       Global Bond Portfolio -- Class A-- 8,629,915 shares (cost $118,795,915)                           140,322,423
       Global Bond Portfolio -- Class B-- 6,187,016 shares (cost $90,853,784)                            100,105,921
       U.S. Government Securities Portfolio -- Class A-- 15,997,243 shares (cost $223,185,697)           222,841,593
       U.S. Government Securities Portfolio -- Class B-- 8,716,868 shares (cost $121,010,107)            120,990,121
       Diversified Bond Portfolio -- Class A-- 15,386,211 shares (cost $162,131,160)                     166,171,079
       Diversified Bond Portfolio -- Class B-- 27,714,842 shares (cost $294,151,546)                     298,211,704
       Income & Value Portfolio -- Class A-- 43,171,300 shares (cost $434,127,148)                       474,452,585
       Income & Value Portfolio -- Class B-- 10,635,998 shares (cost $101,995,488)                       116,251,461
       Large Cap Growth Portfolio -- Class A-- 27,986,891 shares (cost $276,671,058)                     281,827,991
       Large Cap Growth Portfolio -- Class B-- 8,597,687 shares (cost $72,329,078)                        86,234,800
       Equity-Income Portfolio -- Class A-- 45,567,915 shares (cost $667,832,886)                        776,477,272
       Equity-Income Portfolio -- Class B-- 14,996,256 shares (cost $206,268,585)                        254,336,496
       Strategic Bond Portfolio -- Class A-- 14,711,363 shares (cost $160,481,720)                       177,271,923
       Strategic Bond Portfolio -- Class B-- 6,237,155 shares (cost $71,410,023)                          74,721,122
       Overseas Portfolio -- Class A-- 16,486,027 shares (cost $137,417,970)                             175,741,049
       Overseas Portfolio -- Class B-- 3,698,888 shares (cost $32,381,271)                                39,282,194
       All Cap Core Portfolio -- Class A-- 11,837,422 shares (cost $167,210,991)                         188,096,633
       All Cap Core Portfolio -- Class B-- 770,462 shares (cost $10,275,777)                              12,196,406
       All Cap Growth Portfolio -- Class A--18,792,954 shares (cost $300,439,908)                        288,471,848
       All Cap Growth Portfolio -- Class B--  2,235,293 shares (cost $29,127,275)                         34,155,285
       International Small Cap Portfolio -- Class A-- 6,923,137 shares (cost $92,975,313)                122,054,896
       International Small Cap Portfolio -- Class B-- 2,184,046 shares (cost $31,811,110)                 38,395,531
       Pacific Rim Emerging Markets Portfolio -- Class A-- 4,752,870 shares (cost $37,004,168)            45,152,268
       Pacific Rim Emerging Markets Portfolio -- Class B-- 2,761,915 shares (cost $23,271,498)            26,155,337
       Science & Technology Portfolio -- Class A-- 27,208,031 shares (cost $348,740,639)                 313,708,595
       Science & Technology Portfolio -- Class B-- 5,494,137 shares (cost $56,048,896)                    63,237,515
       Emerging Small Company Portfolio -- Class A-- 5,281,592 shares (cost $132,178,855)                151,845,762
       Emerging Small Company Portfolio -- Class B-- 2,317,600 shares (cost $54,356,786)                  66,352,895
       Aggressive Growth Portfolio -- Class A-- 11,566,240 shares (cost $145,450,161)                    167,826,137
       Aggressive Growth Portfolio -- Class B-- 2,612,713 shares (cost $30,483,464)                       37,805,951
       International Stock Portfolio -- Class A-- 8,004,132 shares (cost $73,627,027)                     88,925,906
       International Stock Portfolio -- Class B-- 2,622,880 shares (cost $22,168,403)                     29,061,514

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Value Portfolio -- Class A-- 11,005,037 shares (cost $173,527,612)                              $  215,368,579
       Value Portfolio -- Class B-- 2,330,872 shares (cost $37,964,205)                                    45,452,011
       Real Estate Securities Portfolio -- Class A-- 6,484,454 shares (cost $118,861,767)                 173,848,215
       Real Estate Securities Portfolio -- Class B-- 4,616,354 shares (cost $89,694,340)                  123,210,478
       High Yield Portfolio -- Class A-- 17,750,444 shares (cost $167,840,763)                            186,557,167
       High Yield Portfolio -- Class B-- 11,500,426 shares (cost $110,208,605)                            120,179,449
       Lifestyle Aggressive 1000 Portfolio -- Class A-- 13,344,352 shares (cost $140,656,379)             168,005,389
       Lifestyle Aggressive 1000 Portfolio -- Class B-- 19,646,588 shares (cost $198,540,979)             247,350,540
       Lifestyle Growth 820 Portfolio -- 51,077,702 Class A-- shares (cost $599,200,733)                  684,441,205
       Lifestyle Growth 820 Portfolio -- 145,852,515 Class B-- shares (cost $1,679,850,733)             1,952,965,179
       Lifestyle Balanced 640 Portfolio -- 57,303,123 Class A-- shares (cost $678,507,311)                790,210,061
       Lifestyle Balanced 640 Portfolio -- 139,997,816 Class B-- shares (cost $1,682,814,688)           1,929,169,904
       Lifestyle Moderate 460 Portfolio -- Class A-- 19,636,663 shares (cost $235,464,563)                270,985,951
       Lifestyle Moderate 460 Portfolio -- Class B-- 41,078,905 shares (cost $508,467,603)                566,888,895
       Lifestyle Conservative 280 Portfolio -- Class A-- 11,447,455 shares (cost $149,059,930)            162,553,865
       Lifestyle Conservative 280 Portfolio -- Class B-- 17,833,604 shares (cost $237,976,611)            253,058,842
       Small Company Value Portfolio -- Class A-- 13,296,435 shares (cost $203,056,419)                   281,352,571
       Small Company Value Portfolio -- Class B-- 9,008,632 shares (cost $140,978,254)                    189,901,972
       International Value Portfolio -- Class A-- 11,870,136 shares (cost $126,313,505)                   175,678,017
       International Value Portfolio -- Class B-- 10,135,156 shares (cost $108,211,194)                   149,392,204
       Small Company Blend Portfolio -- Class A-- 8,840,957 shares (cost $90,591,389)                     108,036,494
       Small Company Blend Portfolio -- Class B-- 5,567,879 shares (cost $55,483,973)                      67,816,765
       Total Return Portfolio -- Class A-- 28,294,236 shares (cost $393,102,633)                          400,929,322
       Total Return Portfolio -- Class B-- 19,025,203 shares (cost $268,556,334)                          268,445,615
       U.S. Large Cap Portfolio -- Class B-- 27,477,357 shares (cost $332,680,429)                        384,683,004
       U.S. Large Cap Portfolio -- Class B-- 9,171,579 shares (cost $99,893,457)                          127,668,373
       Mid Cap Stock Portfolio -- Class A-- 12,308,439 shares (cost $131,797,287)                         173,918,238
       Mid Cap Stock Portfolio -- Class B-- 7,900,135 shares (cost $87,660,368)                           111,075,900
       Global Allocation Portfolio -- Class A-- 5,630,165 shares (cost $53,167,238)                        60,918,382
       Global Allocation Portfolio -- Class B-- 4,378,537 shares (cost $41,483,777)                        47,200,628
       Dynamic Growth Portfolio -- Class A-- 20,531,955 shares (cost $76,925,570)                          99,374,662
       Dynamic Growth Portfolio -- Class B-- 7,731,572 shares (cost $29,002,046)                           37,343,494
       Total Stock Market Index Portfolio -- Class A-- 3,293,293 shares (cost $30,087,023)                 36,423,823
       Total Stock Market Index Portfolio -- Class B-- 2,760,284 shares (cost $25,246,725)                 30,418,333
       500 Index Portfolio -- Class A-- 18,010,592 shares (cost $154,047,252)                             189,471,430
       500 Index Portfolio -- Class B-- 12,141,246 shares (cost $103,593,843)                             126,997,429
       Mid Cap Index Portfolio -- Class A-- 4,062,891 shares (cost $52,580,981)                            68,175,315
       Mid Cap Index Portfolio -- Class B-- 3,164,021 shares (cost $41,522,466)                            52,902,429
       Small Cap Index Portfolio -- Class A-- 3,334,106 shares (cost $39,624,242)                          49,911,559
       Small Cap Index Portfolio -- Class B-- 3,191,123 shares (cost $37,358,010)                          47,579,642
       Capital Appreciation Portfolio -- Class A-- 4,620,216 shares (cost $34,907,970)                     40,611,702
       Capital Appreciation Portfolio -- Class B-- 4,342,022 shares (cost $30,308,118)                     38,036,117
       Health Sciences Portfolio -- Class A-- 5,192,632 shares (cost $65,787,836)                          80,174,244
       Health Sciences Portfolio -- Class B-- 4,603,454 shares (cost $58,335,543)                          70,755,091
       Financial Services Portfolio -- Class A-- 2,866,669 shares (cost $32,404,787)                       40,133,368
       Financial Services Portfolio -- Class B-- 2,800,606 shares (cost $31,176,562)                       39,012,448
       Quantitative Mid Cap Portfolio -- Class A-- 1,048,190 shares (cost $11,363,229)                     13,542,613
       Quantitative Mid Cap Portfolio -- Class B-- 856,840 shares (cost $8,973,389)                        11,010,392
       Strategic Growth Portfolio -- Class A-- 4,408,663 shares (cost $40,868,538)                         47,260,869

       Strategic Growth Portfolio -- Class B-- 3,255,459 shares (cost $28,810,448)                         34,735,748
       All Cap Value Portfolio -- Class A-- 4,671,527 shares (cost $54,456,814)                            67,923,997
       All Cap Value Portfolio -- Class B-- 4,163,054 shares (cost $49,516,689)                            60,281,019
       Strategic Value Portfolio -- Class A-- 2,954,053 shares (cost $28,549,013)                          34,828,290
       Strategic Value Portfolio -- Class B-- 2,166,676 shares (cost $20,223,526)                          25,436,771
       Utilities Portfolio -- Class A-- 3,319,432 shares (cost $30,108,774)                                40,098,735
       Utilities Portfolio -- Class B-- 2,886,618 shares (cost $26,482,246)                                34,697,150
       Mid Cap Value Portfolio -- Class A-- 13,141,810 shares (cost $177,436,058)                         238,392,438
       Mid Cap Value Portfolio -- Class B-- 12,166,350 shares (cost $160,811,258)                         219,967,602
       Fundamental Value Portfolio -- Class A-- 12,803,464 shares (cost $145,334,223)                     181,040,982
       Fundamental Value Portfolio -- Class B-- 12,537,327 shares (cost $142,322,676)                     176,400,187
       Emerging Growth Portfolio -- Class B-- 490,034 shares (cost $7,539,687)                              8,036,550
       Natural Resources Portfolio -- Class B-- 3,843,671 shares (cost $71,291,064)                        84,137,965
       Mid Cap Core Portfolio -- Class B-- 2,102,256 shares (cost $32,574,746)                             36,390,057
       Quantitative All Cap Portfolio -- Class B-- 129,390 shares (cost $1,976,324)                         2,151,762
       Large Cap Value Portfolio -- Class B-- 1,879,805 shares (cost $31,863,569)                          35,227,543
       Small Cap Opportunities Portfolio -- Class B-- 1,441,504 shares (cost $27,188,639)                  31,064,407
       Special Value Portfolio -- Class B -- 378,476 shares (cost $6,358,897)                               7,047,216
       Real Return Bond Portfolio -- Class B-- 9,017,834 shares (cost $119,444,924)                       125,798,788
       Great Companies America Portfolio -- Class B-- 20,509 shares (cost $284,959)                           292,248
       American International Portfolio  -- Class B-- 14,730,901 shares (cost $249,196,579)               284,895,624
       American Growth Portfolio -- Class B -- 38,145,736 shares (cost $580,169,355)                      657,632,492
       American Blue-Chip Income & Growth Portfolio -- Class B-- 9,658,567 shares (cost $144,647,857)     162,746,851
       American Growth-Income Portfolio -- Class B-- 30,557,242 shares (cost $468,985,066)                518,556,403
       American Century - Small Company-- 446,280 shares (cost $6,343,525)                                  6,787,917
       PIMCO VIT All Asset Portfolio-- 1,375,093 shares (cost $15,679,908)                                 15,951,082
       Core Equity -- 1,922,620 shares (cost $24,337,881)                                                  27,320,430
       Classic Value -- 546,845 shares (cost $7,015,834)                                                    7,562,872
       Quantitative Value -- 34,331 shares (cost $459,515)                                                    503,290
       US Global Leaders Growth-- 260,348 shares (cost $3,260,776)                                          3,426,175
       Strategic Income -- 517,088 shares (cost $6,803,855)                                                 6,934,148
       John Hancock VST Int'l Eq Index  -- Class A-- 1,420,523 shares (cost $20,119,338)                   23,197,136
       John Hancock VST Int'l Eq Index  -- Class B-- 1,425,203 shares (cost $20,169,473)                   23,245,061

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio -- Class B-- 1,278,840 shares (cost $5,937,325)                6,675,546
       Scudder Capital Growth Portfolio -- Class B-- 1,188,829 shares (cost $16,215,620)                   18,533,852
       Scudder Global Discovery Portfolio -- Class B-- 1,103,037 shares (cost $10,555,657)                 13,920,331
       Scudder Growth & Income Portfolio -- Class B-- 1,798,116 shares (cost $14,842,805)                  16,632,572
       Scudder Health Sciences Portfolio -- Class B-- 1,221,003 shares (cost $12,608,326)                  14,542,149
       Scudder International Portfolio -- Class B-- 2,796,698 shares (cost $21,965,682)                    26,512,699
       Scudder Aggressive Growth Portfolio -- Class B-- 409,086 shares (cost $3,653,588)                    3,992,682
       Scudder Blue Chip Portfolio -- Class B-- 1,900,097 shares (cost $21,262,038)                        25,841,316
       Scudder Contarian Value Portfolio -- Class B-- 1,818,357 shares (cost $25,207,265)                  28,675,491

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)

       Scudder Global Blue Chip Portfolio -- Class B-- 671,286 shares (cost $6,239,738)                  $   7,907,748
       Scudder Government Securities Portfolio -- Class B-- 3,234,097 shares (cost $40,061,049)             40,458,550
       Scudder Growth Portfolio -- Class B-- 618,130 shares (cost $10,981,144)                              11,936,090
       Scudder High Income Portfolio -- Class B-- 4,936,182 shares (cost $39,280,958)                       43,290,320
       Scudder International Select Equity Portfolio -- Class B-- 2,418,687 shares (cost $22,472,812)       28,733,996
       Scudder Fixed Income Portfolio -- Class B-- 5,613,463 shares (cost $66,953,996)                      67,586,089
       Scudder Money Market Portfolio -- Class B-- 30,023,641 shares (cost $30,041,701)                     30,041,701
       Scudder Small Cap Growth Portfolio -- Class B-- 1,713,311 shares (cost $18,371,294)                  21,382,124
       Scudder Technology Growth Portfolio -- Class B-- 1,349,787 shares (cost $10,797,373)                 12,053,602
       Scudder Total Return Portfolio -- Class B-- 1,039,316 shares (cost $21,044,474)                      23,218,323
       Scudder Davis Venture Value Portfolio -- Class B-- 3,891,943 shares (cost $37,211,702)               44,601,666
       Scudder Dreman Financial Services Portfolio -- Class B-- 907,837 shares (cost $10,430,508)           12,319,354
       Scudder Dreman High Return Equity Portfolio -- Class B-- 7,527,893 shares (cost $75,940,376)         95,077,283
       Scudder Dreman Small Cap Value Portfolio -- Class B-- 2,595,140 shares (cost $38,029,169)            51,954,709
       Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 2,769,440 shares (cost $22,518,068)    24,149,520
       Scudder Focus Value & Growth Portfolio -- Class B-- 649,263 shares (cost $7,387,470)                  9,070,209
       Scudder Index 500 Portfolio -- Class B-- 5,338,793 shares (cost $42,727,703)                         48,529,624
       Scudder Invesco Dynamic Growth Portfolio -- Class B-- 615,474 shares (cost $4,560,291)                5,631,585
       Scudder Janus Growth & Income Portfolio -- Class B-- 2,159,775 shares (cost $17,933,735)             21,208,994
       Scudder Janus Growth Opportunities Portfolio -- Class B-- 937,647 shares (cost $5,970,664)            7,238,631
       Scudder MFS Strategic Value Portfolio -- Class B-- 2,128,580 shares (cost $21,332,546)               25,500,394
       Scudder Oak Strategic Equity Portfolio -- Class B-- 2,363,640 shares (cost $15,177,909)              16,285,480
       Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,832,441 shares (cost $14,798,343)             17,921,276
       Scudder Real Estate Portfolio -- Class B-- 1,116,867 shares (cost $14,182,714)                       18,216,106
       Scudder Strategic Income Portfolio -- Class B-- 1,089,514 shares (cost $12,534,066)                  13,270,281
       Scudder Conservative Income Strategy -- Class B-- 53,531 shares (cost $552,002)                         561,541
       Scudder Growth & Income Strategy -- Class B-- 2,020,236 shares (cost $21,103,174)                    21,899,357
       Scudder Income & Growth Strategy -- Class B-- 706,804 shares (cost $7,333,787)                        7,534,533
       Scudder Growth Strategy -- Class B-- 2,945,240 shares (cost $31,018,074)                             32,486,002
       Scudder Templeton Foreign Value -- Class B-- 10,185 shares (cost $104,140)                              107,556
       Scudder Mercury Large Cap Core -- Class B-- 44,251 shares (cost $446,868)                               459,773

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio -- Class B-- 2,407,214 shares (cost $30,931,233)                   33,002,902
       Alger American Leveraged All Cap Portfolio -- Class B-- 299,641 shares (cost $8,083,086)              9,040,162

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio -- Class B-- 788,383 shares (cost $7,739,317)               10,438,194
       Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 198,572 shares (cost
         $1,808,239)                                                                                         2,214,083

       Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 88,185 shares (cost $1,894,129)       2,209,912
       Dreyfus IP Midcap Stock Portfolio -- Class B-- 2,144,813 shares (cost $31,175,233)                   37,684,362

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio -- Class B-- 295,201 shares (cost $3,635,243)                         $     4,608,091

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio -- Class A-- 2,355,037 shares (cost $31,907,679)                           36,879,884
       Small Cap Value Focus Portfolio -- Class A-- 703,065 shares (cost $16,150,663)                         18,357,031
       Global Allocation Portfolio -- Class B-- 136,940 shares (cost $1,485,707)                               1,718,595
                                                                                                         ---------------

Total assets                                                                                             $24,619,877,464
                                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                               $24,606,517,736
Annuity Reserves                                                                                              13,359,728
                                                                                                         ---------------

Total contract owners' equity                                                                            $24,619,877,464
                                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                       SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               STRATEGIC OPPORTUNITIES -- A       STRATEGIC OPPORTUNITIES -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  2004              2003             2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     385,027    $           0    $       6,160    $           0

Expenses:
   Mortality and expense risk
       and administrative charges                 5,930,837        6,062,518          395,094          238,591
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (5,545,810)      (6,062,518)        (388,934)        (238,591)

Net realized gain (loss)                        (67,871,889)    (123,506,092)         995,567          207,502
Unrealized appreciation (depreciation)
    during the period                           113,447,129      219,960,520        1,814,759        3,390,288
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      40,029,430       90,391,910        2,421,392        3,359,199

Changes from principal transactions:
       Purchase payments                          3,759,093        4,268,630        4,407,684        5,907,316
       Transfers between sub-accounts
           and the Company                      (34,601,859)     (35,416,084)      (1,709,392)       3,896,797
       Withdrawals                              (46,184,297)     (45,665,637)        (704,607)        (469,966)
       Annual contract fee                         (587,249)        (653,357)         (79,463)         (46,564)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (77,614,312)     (77,466,448)       1,914,222        9,287,583
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (37,584,882)      12,925,462        4,335,614       12,646,782

Contract owners' equity at
    beginning of period                         441,654,461      428,728,999       21,671,048        9,024,266
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 404,069,579    $ 441,654,461    $  26,006,662    $  21,671,048
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                               INVESTMENT QUALITY BOND -- A       INVESTMENT QUALITY BOND -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $  14,203,750    $  15,699,072    $   3,324,035    $   2,122,636

Expenses:
   Mortality and expense risk
       and administrative charges                 3,389,219        4,389,100          919,319          760,432
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     10,814,531       11,309,972        2,404,716        1,362,204

Net realized gain (loss)                          3,267,002        6,042,128          (25,277)         708,665
Unrealized appreciation (depreciation)
    during the period                            (7,199,141)      (1,026,316)        (834,892)         195,018
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       6,882,392       16,325,784        1,544,547        2,265,887

Changes from principal transactions:
       Purchase payments                          1,322,384        3,425,598        7,893,396       21,365,837
       Transfers between sub-accounts
           and the Company                      (28,210,968)     (45,533,353)      (5,029,142)       7,731,528
       Withdrawals                              (28,239,554)     (34,716,282)      (3,592,195)      (2,936,150)
       Annual contract fee                         (287,196)        (372,919)        (162,756)         (96,940)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (55,415,334)     (77,196,956)        (890,697)      26,064,275
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (48,532,942)     (60,871,172)         653,850       28,330,162

Contract owners' equity at
    beginning of period                         253,468,871      314,340,043       54,453,733       26,123,571
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 204,935,929    $ 253,468,871    $  55,107,583    $  54,453,733
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                             ------------------------------------------------------------------
                                                   GROWTH & INCOME -- A              GROWTH & INCOME -- B
                                             --------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004              2003            2004              2003
                                             ---------------  ---------------   -------------    --------------
Income:
   Dividends                                 $   10,287,831   $   11,897,925    $     756,191    $     509,324

Expenses:
   Mortality and expense risk
       and administrative charges                17,096,488       17,260,867        1,583,694          951,229
                                             --------------   --------------    -------------    -------------

Net investment income (loss)                     (6,808,657)      (5,362,942)        (827,503)        (441,905)

Net realized gain (loss)                        (64,916,219)    (107,135,878)       2,138,688          506,895
Unrealized appreciation (depreciation)
    during the period                           126,625,717      374,462,432        3,368,392       14,353,153
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      54,900,841      261,963,612        4,679,577       14,418,143

Changes from principal transactions:
       Purchase payments                          7,527,989        8,595,508       15,065,203       27,187,801
       Transfers between sub-accounts
           and the Company                      (81,955,457)    (105,569,218)         (82,798)      16,261,875
       Withdrawals                             (135,961,169)     (81,786,761)      (3,290,679)      (2,065,549)
       Annual contract fee                       (1,518,783)      (1,647,931)        (303,734)        (149,202)
                                             --------------   --------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (211,907,420)    (180,408,402)      11,387,992       41,234,925
                                             --------------   --------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (157,006,579)      81,555,210       16,067,569       55,653,068

Contract owners' equity at
    beginning of period                       1,273,002,987    1,191,447,777       87,718,980       32,065,912
                                             --------------   --------------    -------------    -------------

Contract owners' equity at
    end of period                            $1,115,996,408   $1,273,002,987    $ 103,786,549    $  87,718,980
                                             ==============   ==============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   BLUE CHIP GROWTH -- A            BLUE CHIP GROWTH -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $     903,597    $     341,917    $      80,723    $      79,532

Expenses:
   Mortality and expense risk
       and administrative charges                11,458,928       11,307,341        1,860,592        1,034,105
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                    (10,555,331)     (10,965,424)      (1,779,869)        (954,573)

Net realized gain (loss)                        (40,798,780)     (91,961,474)       3,392,402        1,367,575
Unrealized appreciation (depreciation)
    during the period                           104,722,627      288,969,551        7,205,987       15,851,267
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,368,516      186,042,653        8,818,520       16,264,269

Changes from principal transactions:
       Purchase payments                          6,999,845        7,819,541       47,568,554       30,645,843
       Transfers between sub-accounts
           and the Company                      (61,745,326)     (29,855,194)      (6,227,869)      13,703,680
       Withdrawals                              (79,051,724)     (70,296,211)      (4,316,926)      (1,726,037)
       Annual contract fee                       (1,313,586)      (1,407,425)        (331,864)        (180,110)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (135,110,791)     (93,739,289)      36,691,895       42,443,376
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                     (81,742,275)      92,303,364       45,510,415       58,707,645

Contract owners' equity at
    beginning of period                         841,690,349      749,386,985       93,168,042       34,460,397
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
    end of period                             $ 759,948,074    $ 841,690,349    $ 138,678,457    $  93,168,042
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                    MONEY MARKET -- A                MONEY MARKET -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004              2003            2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   3,492,056    $   4,236,534    $   1,192,077    $     744,592

Expenses:
   Mortality and expense risk
       and administrative charges                 6,709,466       10,659,540        3,171,594        3,191,424
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (3,217,410)      (6,423,006)      (1,979,517)      (2,446,832)

Net realized gain (loss)                             59,590           19,981           40,205           11,375
Unrealized appreciation (depreciation)
    during the period                                     0                0                0                0
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations      (3,157,820)      (6,403,025)      (1,939,312)      (2,435,457)

Changes from principal transactions:
       Purchase payments                         13,963,157       17,440,026      141,315,136      247,458,630
       Transfers between sub-accounts
           and the Company                      (30,711,834)    (165,854,165)     (82,681,859)    (196,288,631)
       Withdrawals                             (110,590,681)    (231,367,946)     (53,622,174)     (71,379,464)
       Annual contract fee                         (834,927)      (1,234,139)        (487,381)        (361,209)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions         (128,174,285)    (381,016,224)       4,523,722      (20,570,674)
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                    (131,332,105)    (387,419,249)       2,584,410      (23,006,131)

Contract owners' equity at
    beginning of period                         475,294,961      862,714,210      164,183,251      187,189,382
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 343,962,856    $ 475,294,961    $ 166,767,661    $ 164,183,251
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   GLOBAL EQUITY -- A                GLOBAL EQUITY -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004             2003
                                              --------------   --------------   -------------    -------------
Income:
   Dividends                                  $   5,003,489    $   2,684,715    $     330,060    $     125,387

Expenses:
   Mortality and expense risk
       and administrative charges                 4,086,537        4,116,442          348,176          232,156
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        916,952       (1,431,727)         (18,116)        (106,769)

Net realized gain (loss)                         (9,201,297)     (37,376,763)         774,007          547,994
Unrealized appreciation (depreciation)
    during the period                            42,635,201      104,107,019        2,115,672        3,211,205
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      34,350,856       65,298,529        2,871,563        3,652,430

Changes from principal transactions:
       Purchase payments                          2,219,670        2,411,787        3,694,041        5,853,396
       Transfers between sub-accounts
           and the Company                      (12,594,319)     (27,499,954)       1,197,361        1,198,582
       Withdrawals                              (36,298,600)     (31,826,151)        (565,932)        (330,831)
       Annual contract fee                         (293,967)        (320,083)         (69,658)         (36,777)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (46,967,216)     (57,234,401)       4,255,812        6,684,370
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (12,616,360)       8,064,128        7,127,375       10,336,800

Contract owners' equity at
    beginning of period                         297,613,656      289,549,528       18,591,440        8,254,640
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 284,997,296    $ 297,613,656    $  25,718,815    $  18,591,440
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     GLOBAL BOND -- A                   GLOBAL BOND -- B
                                              -----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003              2004            2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,548,225    $   5,455,139    $   2,721,190    $   1,391,579

Expenses:
   Mortality and expense risk
       and administrative charges                 2,043,565        2,249,837        1,288,545          721,738
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      3,504,660        3,205,302        1,432,645          669,841

Net realized gain (loss)                          5,864,095        9,507,486        1,119,086        1,309,706
Unrealized appreciation (depreciation)
    during the period                             1,503,132        5,549,162        5,019,670        3,193,278
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      10,871,887       18,261,950        7,571,401        5,172,825

Changes from principal transactions:
       Purchase payments                          1,244,259        1,570,922       32,014,647       24,851,910
       Transfers between sub-accounts
           and the Company                       (4,278,605)       3,325,421        4,951,704       11,099,208
       Withdrawals                              (15,486,145)     (16,870,982)      (3,461,816)      (2,257,283)
       Annual contract fee                         (179,387)        (218,039)        (195,225)         (90,345)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (18,699,878)     (12,192,678)      33,309,310       33,603,490
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      (7,827,991)       6,069,272       40,880,711       38,776,315

Contract owners' equity at
    beginning of period                         148,150,414      142,081,142       59,225,210       20,448,895
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 140,322,423    $ 148,150,414    $ 100,105,921    $  59,225,210
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                     U.S. GOVERNMENT                   U.S. GOVERNMENT
                                                     SECURITIES -- A                   SECURITIES -- B
                                              -----------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003              2004             2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,649,281    $  13,798,461    $   4,006,031    $   4,451,354

Expenses:
    Mortality and expense risk
       and administrative charges                 3,694,745        5,666,194        1,995,785        2,214,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      4,954,536        8,132,267        2,010,246        2,236,711

Net realized gain (loss)                          1,102,717        5,897,568       (1,307,329)        (893,005)
Unrealized appreciation (depreciation)
    during the period                            (2,938,053)     (13,686,229)         531,982       (1,943,970)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,119,200          343,606        1,234,899         (600,264)

Changes from principal transactions:
       Purchase payments                          2,347,651        5,316,516       22,137,190       81,440,289
       Transfers between sub-accounts
           and the Company                      (42,442,252)     (93,789,436)     (19,803,861)     (33,104,454)
       Withdrawals                              (33,788,763)     (56,693,767)      (9,855,003)     (16,435,418)
       Annual contract fee                         (340,625)        (563,004)        (275,439)        (215,842)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (74,223,989)    (145,729,691)      (7,797,113)      31,684,575
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (71,104,789)    (145,386,085)      (6,562,214)      31,084,311

Contract owners' equity at
    beginning of period                         293,946,382      439,332,467      127,552,335       96,468,024
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 222,841,593    $ 293,946,382    $ 120,990,121    $ 127,552,335
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   DIVERSIFIED BOND -- A             DIVERSIFIED BOND -- B
                                              -------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   8,055,056    $  11,283,736    $   2,947,732    $   1,582,347

Expenses:
   Mortality and expense risk
       and administrative charges                 2,684,425        3,376,457        2,181,531          595,199
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                      5,370,631        7,907,279          766,201          987,148

Net realized gain (loss)                          1,404,284        1,839,371          (19,203)         348,426
Unrealized appreciation (depreciation)
    during the period                            (2,881,580)      (2,809,307)       3,775,100         (436,379)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations       3,893,335        6,937,343        4,522,098          899,195

Changes from principal transactions:
       Purchase payments                          1,154,156        1,976,385      232,870,993       23,916,498
       Transfers between sub-accounts
           and the Company                      (21,733,024)     (17,788,619)      19,258,540        4,317,120
       Withdrawals                              (21,693,979)     (27,226,284)      (3,409,188)      (4,894,371)
       Annual contract fee                         (221,132)        (284,624)        (126,844)         (78,541)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (42,493,979)     (43,323,142)     248,593,501       23,260,706
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     (38,600,644)     (36,385,799)     253,115,599       24,159,901

Contract owners' equity at
    beginning of period                         204,771,723      241,157,522       45,096,105       20,936,204
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 166,171,079    $ 204,771,723    $ 298,211,704    $  45,096,105
                                              =============    =============    =============    =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   INCOME & VALUE -- A                INCOME & VALUE -- B
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003            2004              2003
                                              --------------   --------------   -------------    --------------
Income:
   Dividends                                  $   5,956,940    $   8,063,497    $   1,119,550    $     742,804

Expenses:
   Mortality and expense risk
       and administrative charges                 6,693,996        5,925,699        1,628,749          767,079
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                       (737,056)       2,137,798         (509,199)         (24,275)

Net realized gain (loss)                         (4,786,766)     (16,481,102)       2,980,947          651,121
Unrealized appreciation (depreciation)
    during the period                            33,588,324      104,852,480        3,717,880       10,279,671
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      28,064,502       90,509,176        6,189,628       10,906,517

Changes from principal transactions:
       Purchase payments                          3,062,635        2,666,707       20,059,191       28,498,087
       Transfers between sub-accounts
           and the Company                       54,168,277        7,945,591       19,355,228       15,601,283
       Withdrawals                              (54,206,909)     (44,037,340)      (4,219,757)      (1,776,535)
       Annual contract fee                         (520,355)        (494,440)        (303,340)        (101,814)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            2,503,648      (33,919,482)      34,891,322       42,221,021
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                      30,568,150       56,589,694       41,080,950       53,127,538

Contract owners' equity at
    beginning of period                         443,884,435      387,294,741       75,170,511       22,042,973
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 474,452,585    $ 443,884,435    $ 116,251,461    $  75,170,511
                                              =============    =============    =============    =============

 See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                   LARGE CAP GROWTH -- A           LARGE CAP GROWTH -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
   Dividends                                   $     837,760   $     809,007    $    152,899   $    165,354

Expenses:
    Mortality and expense risk
       and administrative charges                  4,326,724       4,419,236       1,311,932        873,087
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                      (3,488,964)     (3,610,229)     (1,159,033)      (707,733)

Net realized gain (loss)                         (17,121,676)    (49,431,775)      2,250,421        249,393
Unrealized appreciation (depreciation)
   during the period                              32,801,263     116,054,831       2,239,473     12,900,899
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        12,190,623      63,012,827       3,330,861     12,442,559

Changes from principal transactions:
     Purchase payments                             2,835,599       3,629,731      11,438,214     26,453,437
     Transfers between sub-accounts
        and the Company                          (24,841,379)    (19,758,503)     (1,390,434)     8,575,545
     Withdrawals                                 (25,155,873)    (24,178,417)     (2,954,871)    (1,648,771)
     Annual contract fee                            (631,595)       (694,951)       (268,429)      (137,346)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (47,793,248)    (41,002,140)      6,824,480     33,242,865
                                               -------------   -------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (35,602,625)     22,010,687      10,155,341     45,685,424

Contract owners' equity at
   beginning of period                           317,430,616     295,419,929      76,079,459     30,394,035
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 281,827,991   $ 317,430,616    $ 86,234,800   $ 76,079,459
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                                     EQUITY-INCOME -- A              EQUITY-INCOME -- B
                                               -----------------------------    ---------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                               -------------   -------------    ------------   ------------
Income:
  Dividends                                    $  18,843,481   $  25,647,997    $  4,643,519   $  3,367,537

Expenses:
   Mortality and expense risk
      and administrative charges                  11,109,445      10,287,161       3,400,649      1,806,309
                                               -------------   -------------    ------------   ------------

Net investment income (loss)                       7,734,036      15,360,836       1,242,870      1,561,228

Net realized gain (loss)                          (1,176,839)    (42,628,084)      3,348,832         13,916
Unrealized appreciation (depreciation)
   during the period                              86,152,763     177,586,287      22,708,763     26,045,711
                                               -------------   -------------    ------------   ------------
Net increase (decrease) in
   contract owners' equity from operations        92,709,960     150,319,039      27,300,465     27,620,855

Changes from principal transactions:
     Purchase payments                             5,476,953       5,622,416      57,414,614     49,799,566
     Transfers between sub-accounts
        and the Company                          (10,230,029)    (12,235,318)      9,158,601     31,319,155
     Withdrawals                                 (83,472,308)    (72,794,146)     (7,197,000)    (3,188,866)
     Annual contract fee                          (1,057,647)     (1,059,794)       (625,520)      (287,956)
                                               -------------   -------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (89,283,031)    (80,466,842)     58,750,695     77,641,899
                                               -------------   -------------    ------------   ------------
Total increase (decrease) in
   contract owners' equity                         3,426,929      69,852,197      86,051,160    105,262,754

Contract owners' equity at
   beginning of period                           773,050,343     703,198,146     168,285,336     63,022,582
                                               -------------   -------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 776,477,272   $ 773,050,343    $254,336,496   $168,285,336
                                               =============   =============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                             -------------------------------------------------------------
                                                  STRATEGIC BOND -- A             STRATEGIC BOND -- B
                                             -----------------------------     ---------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                 2004             2003             2004           2003
                                             -------------   -------------     ------------   ------------
Income:
  Dividends                                  $   7,155,397   $  10,106,314     $  1,762,081   $  1,130,884

Expenses:
   Mortality and expense risk
      and administrative charges                 2,752,455       3,119,500          908,792        481,142
                                             -------------   -------------     ------------   ------------

Net investment income (loss)                     4,402,942       6,986,814          853,289        649,742

Net realized gain (loss)                         4,947,014       3,123,537          620,022        794,079
Unrealized appreciation (depreciation)
   during the period                              (634,285)     12,257,936        1,486,191      1,345,158
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations       8,715,671      22,368,287        2,959,502      2,788,979

Changes from principal transactions:
     Purchase payments                             918,764         991,891       35,119,732     18,308,259
     Transfers between sub-accounts
        and the Company                        (12,904,288)     12,416,310         (859,724)     7,117,303
     Withdrawals                               (23,052,231)    (30,284,555)      (2,382,211)    (1,285,625)
     Annual contract fee                          (191,160)       (217,487)        (120,842)       (54,768)
                                             -------------   -------------     ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions          (35,228,915)    (17,093,841)      31,756,955     24,085,169
                                             -------------   -------------     ------------   ------------
Total increase (decrease) in
   contract owners' equity                     (26,513,244)      5,274,446       34,716,457     26,874,148

Contract owners' equity at
   beginning of period                         203,785,167     198,510,721       40,004,665     13,130,517
                                             -------------   -------------     ------------   ------------

Contract owners' equity at
   end of period                             $ 177,271,923   $ 203,785,167     $ 74,721,122   $ 40,004,665
                                             =============   =============     ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                       OVERSEAS -- A                 OVERSEAS -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
  Dividends                                   $     679,799   $     780,688   $    101,912   $     82,808

Expenses:
   Mortality and expense risk
      and administrative charges                   2,566,748       2,332,867        526,751        271,154
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (1,886,949)     (1,552,179)      (424,839)      (188,346)

Net realized gain (loss)                           1,456,432     (18,661,895)     1,527,734      2,851,118
Unrealized appreciation (depreciation)
   during the period                              16,751,425      78,015,365      2,193,148      5,053,646
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        16,320,908      57,801,291      3,296,043      7,716,418

Changes from principal transactions:
     Purchase payments                             1,938,217       1,603,138      9,110,784      8,147,761
     Transfers between sub-accounts
        and the Company                           (6,760,313)    (19,315,545)     4,660,984      1,041,421
     Withdrawals                                 (17,918,733)    (14,322,132)    (1,109,596)    (2,417,427)
     Annual contract fee                            (287,634)       (277,250)      (102,749)       (37,405)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (23,028,463)    (32,311,789)    12,559,423      6,734,350
                                               -------------   -------------   ------------   ------------
Total increase (decrease) in
   contract owners' equity                        (6,707,555)     25,489,502     15,855,466     14,450,768

Contract owners' equity at
   beginning of period                           182,448,604     156,959,102     23,426,728      8,975,960
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 175,741,049   $ 182,448,604   $ 39,282,194   $ 23,426,728
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     ALL CAP CORE -- A             ALL CAP CORE -- B
                                               -----------------------------   --------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   -----------
Income:
  Dividends                                    $     870,339   $           0   $     37,685   $         0

Expenses:
   Mortality and expense risk
      and administrative charges                   2,760,879       2,675,101        168,421       104,297
                                               -------------   -------------   ------------   -----------

Net investment income (loss)                      (1,890,540)     (2,675,101)      (130,736)     (104,297)

Net realized gain (loss)                         (19,448,380)    (71,772,683)       782,305       661,223
Unrealized appreciation (depreciation)
   during the period                              46,808,580     122,185,636        793,417     1,190,715
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in
   contract owners' equity from operations        25,469,660      47,737,852      1,444,986     1,747,641

Changes from principal transactions:
     Purchase payments                             1,664,773       2,055,653      1,958,322     1,693,510
     Transfers between sub-accounts
        and the Company                          (17,777,495)    (22,456,680)      (395,508)    2,388,341
     Withdrawals                                 (18,671,802)    (16,162,747)      (491,816)     (298,729)
     Annual contract fee                            (339,746)       (380,309)       (32,434)      (19,880)
                                               -------------   -------------   ------------   -----------

Net increase (decrease) in contract owners'
   equity from principal transactions            (35,124,270)    (36,944,083)     1,038,564     3,763,242
                                               -------------   -------------   ------------   -----------

Total increase (decrease) in
   contract owners' equity                        (9,654,610)     10,793,769      2,483,550     5,510,883

Contract owners' equity at
   beginning of period                           197,751,243     186,957,474      9,712,856     4,201,973
                                               -------------   -------------   ------------   -----------

Contract owners' equity at
   end of period                               $ 188,096,633   $ 197,751,243   $ 12,196,406   $ 9,712,856
                                               =============   =============   ============   ===========

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -----------------------------------------------------------
                                                    ALL CAP GROWTH -- A           ALL CAP GROWTH -- B
                                               -----------------------------   ---------------------------
                                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------   ------------
Income:
   Dividends                                   $           0   $           0   $          0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  4,418,498       4,537,356        509,530        330,853
                                               -------------   -------------   ------------   ------------

Net investment income (loss)                      (4,418,498)     (4,537,356)      (509,530)      (330,853)

Net realized gain (loss)                         (35,556,209)    (69,338,676)       968,165      1,144,875
Unrealized appreciation (depreciation)
   during the period                              53,069,115     148,470,652      1,001,373      4,427,562
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        13,094,408      74,594,620      1,460,008      5,241,584

Changes from principal transactions:
     Purchase payments                             2,842,575       3,265,946      5,949,690     10,539,706
     Transfers between sub-accounts
        and the Company                          (30,908,008)    (31,084,500)    (1,774,835)     3,010,983
     Withdrawals                                 (28,004,622)    (24,967,020)    (1,106,638)      (480,286)
     Annual contract fee                            (570,833)       (629,784)      (107,089)       (60,012)
                                               -------------   -------------   ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (56,640,888)    (53,415,358)     2,961,128     13,010,391
                                               -------------   -------------   ------------   ------------

Total increase (decrease) in
   contract owners' equity                       (43,546,480)     21,179,262      4,421,136     18,251,975

Contract owners' equity at
   beginning of period                           332,018,328     310,839,066     29,734,149     11,482,174
                                               -------------   -------------   ------------   ------------

Contract owners' equity at
   end of period                               $ 288,471,848   $ 332,018,328   $ 34,155,285   $ 29,734,149
                                               =============   =============   ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               INTERNATIONAL SMALL CAP -- A    INTERNATIONAL SMALL CAP -- B
                                               ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004           2003
                                               -------------   -------------   ------------    ------------
Income:
   Dividends                                   $     145,113   $           0   $     31,485    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  1,680,208       1,285,203        507,932         157,761
                                               -------------   -------------   ------------    ------------

Net investment income (loss)                      (1,535,095)     (1,285,203)      (476,447)       (157,761)

Net realized gain (loss)                           1,051,581     (11,092,776)     3,002,539         585,610
Unrealized appreciation (depreciation)
   during the period                              20,209,002      51,013,637      2,744,806       4,051,361
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in
   contract owners' equity from operations        19,725,488      38,635,658      5,270,898       4,479,210

Changes from principal transactions:
     Purchase payments                             1,459,239       1,137,532     10,102,892       6,914,005
     Transfers between sub-accounts
        and the Company                              161,598         662,497      3,045,978       5,552,142
     Withdrawals                                 (10,141,072)     (8,274,236)    (1,429,792)       (176,038)
     Annual contract fee                            (230,731)       (201,056)       (86,755)        (26,226)
                                               -------------   -------------   ------------    ------------

Net increase (decrease) in contract owners'
   equity from principal transactions             (8,750,966)     (6,675,263)    11,632,323      12,263,883
                                               -------------   -------------   ------------    ------------

Total increase (decrease) in
   contract owners' equity                        10,974,522      31,960,395     16,903,221      16,743,093

Contract owners' equity at
   beginning of period                           111,080,374      79,119,979     21,492,310       4,749,217
                                               -------------   -------------   ------------    ------------

Contract owners' equity at
   end of period                               $ 122,054,896   $ 111,080,374   $ 38,395,531    $ 21,492,310
                                               =============   =============   ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                       PACIFIC RIM                    PACIFIC RIM
                                                  EMERGING MARKETS -- A          EMERGING MARKETS -- B
                                               ---------------------------    ---------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003            2004           2003
                                               ------------   ------------    ------------   ------------
Income:
  Dividends                                    $    204,783   $     50,334    $     95,875   $     12,509

Expenses:
   Mortality and expense risk
      and administrative charges                    655,986        480,144         379,972        133,979
                                               ------------   ------------    ------------   ------------

Net investment income (loss)                       (451,203)      (429,810)       (284,097)      (121,470)

Net realized gain (loss)                          3,858,529       (918,682)      1,888,464      1,429,345
Unrealized appreciation (depreciation)
   during the period                              2,145,200     12,221,898         910,332      2,054,329
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in
   contract owners' equity from operations        5,552,526     10,873,406       2,514,699      3,362,204

Changes from principal transactions:
     Purchase payments                              688,095        403,225       5,342,793      4,490,510
     Transfers between sub-accounts
        and the Company                           1,564,895      2,924,326       1,031,680      6,649,107
     Withdrawals                                 (3,944,502)    (2,879,904)     (1,079,499)      (267,039)
     Annual contract fee                           (107,404)       (78,707)        (70,585)       (24,524)
                                               ------------   ------------    ------------   ------------

Net increase (decrease) in contract owners'
   equity from principal transactions            (1,798,916)       368,940       5,224,389     10,848,054
                                               ------------   ------------    ------------   ------------

Total increase (decrease) in
   contract owners' equity                        3,753,610     11,242,346       7,739,088     14,210,258

Contract owners' equity at
   beginning of period                           41,398,658     30,156,312      18,416,249      4,205,991
                                               ------------   ------------    ------------   ------------

Contract owners' equity at
   end of period                               $ 45,152,268   $ 41,398,658    $ 26,155,337   $ 18,416,249
                                               ============   ============    ============   ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 SCIENCE & TECHNOLOGY -- A       SCIENCE & TECHNOLOGY -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 4,846,555       4,632,054         975,714         545,189
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (4,846,555)     (4,632,054)       (975,714)       (545,189)

Net realized gain (loss)                         (94,775,015)   (208,119,458)      4,304,435       1,933,475
Unrealized appreciation (depreciation)
    during the period                             94,155,830     335,377,282      (4,220,578)     11,574,007
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       (5,465,740)    122,625,770        (891,857)     12,962,293

Changes from principal transactions:
       Purchase payments                           5,446,491       6,433,820      13,726,079      18,946,909
       Transfers between sub-accounts
           and the Company                       (34,824,023)     18,698,938      (7,380,689)     19,319,010
       Withdrawals                               (26,407,102)    (23,573,235)     (2,387,630)     (1,471,426)
       Annual contract fee                          (879,264)       (913,638)       (205,031)       (101,867)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (56,663,898)        645,885       3,752,729      36,692,626
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (62,129,638)    123,271,655       2,860,872      49,654,919

Contract owners' equity at
    beginning of period                          375,838,233     252,566,578      60,376,643      10,721,724
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 313,708,595   $ 375,838,233   $  63,237,515   $  60,376,643
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                          EMERGING                        EMERGING
                                                     SMALL COMPANY -- A              SMALL COMPANY -- B
                                               -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 2,286,963       2,043,019       1,009,592         517,672
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,286,963)     (2,043,019)     (1,009,592)       (517,672)

Net realized gain (loss)                          (6,253,271)    (24,269,768)      5,001,014         858,667
Unrealized appreciation (depreciation)
    during the period                             21,810,677      71,036,569       1,120,121      10,918,278
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       13,270,443      44,723,782       5,111,543      11,259,273

Changes from principal transactions:
       Purchase payments                           2,182,819       2,111,670      13,233,215      19,847,415
       Transfers between sub-accounts
           and the Company                       (16,445,950)      4,431,589      (6,891,718)     13,136,305
       Withdrawals                               (13,658,469)     (9,770,031)     (2,304,961)       (642,635)
       Annual contract fee                          (350,581)       (332,902)       (202,718)        (82,627)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (28,272,181)     (3,559,674)      3,833,818      32,258,458
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (15,001,738)     41,164,108       8,945,361      43,517,731

Contract owners' equity at
    beginning of period                          166,847,500     125,683,392      57,407,534      13,889,803
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 151,845,762   $ 166,847,500   $  66,352,895   $  57,407,534
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                   AGGRESSIVE GROWTH -- A         AGGRESSIVE GROWTH -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004           2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $           0   $           0   $           0   $           0

Expenses:
     Mortality and expense risk
        and administrative charges                 2,561,187       2,512,021         577,079         382,471
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                      (2,561,187)     (2,512,021)       (577,079)       (382,471)

Net realized gain (loss)                         (12,992,003)    (35,376,296)      2,103,361         596,747
Unrealized appreciation (depreciation)
    during the period                             27,520,920      85,347,134         966,033       6,877,849
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,967,730      47,458,817       2,492,315       7,092,125

Changes from principal transactions:
       Purchase payments                           2,130,350       2,666,651       6,372,053      10,594,034
       Transfers between sub-accounts
           and the Company                       (25,138,407)     (7,310,496)     (3,090,888)      3,217,861
       Withdrawals                               (13,197,591)    (11,423,427)     (1,360,549)       (666,630)
       Annual contract fee                          (424,915)       (452,887)       (124,046)        (70,151)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (36,630,563)    (16,520,159)      1,796,570      13,075,114
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (24,662,833)     30,938,658       4,288,885      20,167,239

Contract owners' equity at
    beginning of period                          192,488,970     161,550,312      33,517,066      13,349,827
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 167,826,137   $ 192,488,970   $  37,805,951   $  33,517,066
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                 INTERNATIONAL STOCK -- A        INTERNATIONAL STOCK -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003           2004             2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $     724,237   $     398,946   $     207,512   $      85,787

Expenses:
    Mortality and expense risk
        and administrative charges                 1,275,829       1,161,554         427,954         291,302
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                        (551,592)       (762,608)       (220,442)       (205,515)

Net realized gain (loss)                          (2,524,655)    (10,030,014)      1,449,094         795,531
Unrealized appreciation (depreciation)
    during the period                             14,271,987      30,965,735       2,135,653       5,035,086
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       11,195,740      20,173,113       3,364,305       5,625,102

Changes from principal transactions:
       Purchase payments                             707,813         947,604       3,178,964       5,141,168
       Transfers between sub-accounts
        and the Company                           (6,422,171)     (4,852,539)       (305,076)      5,144,589
       Withdrawals                                (6,568,124)     (5,408,763)     (1,398,471)     (2,979,769)
       Annual contract fee                          (170,225)       (167,610)        (75,469)        (50,305)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (12,452,707)     (9,481,308)      1,399,948       7,255,683
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                       (1,256,967)     10,691,805       4,764,253      12,880,785

Contract owners' equity at
    beginning of period                           90,182,873      79,491,068      24,297,261      11,416,476
                                               -------------   -------------   -------------   -------------
Contract owners' equity at
    end of period                              $  88,925,906   $  90,182,873   $  29,061,514   $  24,297,261
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               ------------------------------------------------------------
                                               QUANTITATIVE EQUITY -- A (1)    QUANTITATIVE EQUITY -- B (1)
                                               -----------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003          2004             2003
                                               -------------   -------------   -----------    -------------
Income:
   Dividends                                   $   1,153,833   $     771,461   $    42,198    $      31,332

Expenses:
    Mortality and expense risk
        and administrative charges                   573,187       1,701,054        30,877           72,081
                                               -------------   -------------   -----------    -------------

Net investment income (loss)                         580,646        (929,593)       11,321          (40,749)

Net realized gain (loss)                          (4,647,884)    (36,935,965)      594,425          257,348
Unrealized appreciation (depreciation)
    during the period                              3,425,860      60,099,333      (651,845)         720,758
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (641,378)     22,233,775       (46,099)         937,357

Changes from principal transactions:
       Purchase payments                             600,160       1,627,733       266,348        1,119,360
       Transfers between sub-accounts
           and the Company                      (117,440,126)    (17,480,821)   (5,945,115)         859,611
       Withdrawals                                (3,174,183)     (9,757,488)      (54,182)        (134,808)
       Annual contract fee                           (83,147)       (260,271)       (2,262)         (14,879)
                                               -------------   -------------   -----------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (120,097,296)    (25,870,847)   (5,735,211)       1,829,284
                                               -------------   -------------   -----------    -------------

Total increase (decrease) in
    contract owners' equity                     (120,738,674)     (3,637,072)   (5,781,310)       2,766,641

Contract owners' equity at
    beginning of period                          120,738,674     124,375,746     5,781,310        3,014,669
                                               -------------   -------------   -----------    -------------

Contract owners' equity at
    end of period                              $           0   $ 120,738,674   $         0    $   5,781,310
                                               =============   =============   ===========    =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                               --------------------------------------------------------------
                                                         VALUE -- A                      VALUE -- B
                                               -----------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   --------------
Income:
   Dividends                                   $   1,131,321   $   2,252,220   $     167,809   $      184,914

Expenses:
    Mortality and expense risk
         and administrative charges                3,024,771       2,630,122         590,388          278,779
                                               -------------   -------------   -------------   --------------

Net investment income (loss)                      (1,893,450)       (377,902)       (422,579)         (93,865)

Net realized gain (loss)                           3,302,608     (15,038,965)      3,122,705          436,912
Unrealized appreciation (depreciation)
    during the period                             24,019,026      70,479,396       2,085,967        5,625,962
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       25,428,184      55,062,529       4,786,093        5,969,009

Changes from principal transactions:
       Purchase payments                           1,962,734       2,078,391       8,787,835        8,990,719
       Transfers between sub-accounts
           and the Company                        11,907,562     (28,576,758)      6,716,846        1,476,443
       Withdrawals                               (21,725,265)    (16,129,743)     (1,845,037)        (418,200)
       Annual contract fee                          (340,502)       (329,223)       (110,259)         (55,439)
                                               -------------   -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (8,195,471)    (42,957,333)     13,549,385        9,993,523
                                               -------------   -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       17,232,713      12,105,196      18,335,478       15,962,532

Contract owners' equity at
    beginning of period                          198,135,866     186,030,670      27,116,533       11,154,001
                                               -------------   -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 215,368,579   $ 198,135,866   $  45,452,011   $   27,116,533
                                               =============   =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                REAL ESTATE SECURITIES -- A       REAL ESTATE SECURITIES -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004            2003
                                               -------------   --------------   -------------   --------------
Income:
   Dividends                                   $   3,567,159   $    3,072,761   $   2,147,414   $    1,076,468

Expenses:
    Mortality and expense risk
        and administrative charges                 2,188,856        1,766,849       1,556,913          774,804
                                               -------------   --------------   -------------   --------------

Net investment income (loss)                       1,378,303        1,305,912         590,501          301,664

Net realized gain (loss)                          10,991,777        2,605,570       6,612,449          822,144
Unrealized appreciation (depreciation)
    during the period                             26,469,409       33,596,600      19,086,448       14,564,864
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       38,839,489       37,508,082      26,289,398       15,688,672

Changes from principal transactions:
       Purchase payments                           1,649,708        1,379,445      20,641,567       20,879,191
       Transfers between sub-accounts
           and the Company                         4,865,331        3,130,824       6,948,027       10,771,446
       Withdrawals                               (11,883,707)      (9,983,382)     (3,763,797)      (2,011,810)
       Annual contract fee                          (272,772)        (235,198)       (305,667)        (140,625)
                                               -------------   --------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,641,440)      (5,708,311)     23,520,130       29,498,202
                                               -------------   --------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       33,198,049       31,799,771      49,809,528       45,186,874

Contract owners' equity at
    beginning of period                          140,650,166      108,850,395      73,400,950       28,214,076
                                               -------------   --------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 173,848,215   $  140,650,166   $ 123,210,478   $   73,400,950
                                               =============   ==============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------
                                                     BALANCED -- A (1)             BALANCED -- B (1)
                                               ---------------------------   ----------------------------
                                                  YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                   2004           2003           2004            2003
                                               ------------   ------------   ------------   -------------
Income:
   Dividends                                   $  1,445,738   $  1,443,068   $    456,372   $     240,901

Expenses:
    Mortality and expense risk
        and administrative charges                  292,803        855,175        101,268         182,810
                                               ------------   ------------   ------------   -------------

Net investment income (loss)                      1,152,935        587,893        355,104          58,091

Net realized gain (loss)                         (6,138,111)    (8,555,921)       732,095          85,168
Unrealized appreciation (depreciation)
    during the period                             4,451,490     14,714,777     (1,365,784)      1,386,011
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in
    contract owners' equity from operations        (533,686)     6,746,749       (278,585)      1,529,270

Changes from principal transactions:
       Purchase payments                            203,195        659,765      1,576,982       7,245,195
       Transfers between sub-accounts
           and the Company                      (56,754,974)    (1,774,916)   (18,059,325)      3,090,327
       Withdrawals                               (1,867,576)    (5,893,492)      (440,805)       (568,988)
       Annual contract fee                          (32,919)       (89,859)        (8,787)        (27,148)
                                               ------------   ------------   ------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (58,452,274)    (7,098,502)   (16,931,935)      9,739,386
                                               ------------   ------------   ------------   -------------

Total increase (decrease) in
    contract owners' equity                     (58,985,960)      (351,753)   (17,210,520)     11,268,656

Contract owners' equity at
    beginning of period                          58,985,960     59,337,713     17,210,520       5,941,864
                                               ------------   ------------   ------------   -------------

Contract owners' equity at
    end of period                              $          0   $ 58,985,960   $          0   $  17,210,520
                                               ============   ============   ============   =============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                       HIGH YIELD -- A                HIGH YIELD -- B
                                               -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                               -------------   -------------   -------------   -------------
Income:
   Dividends                                   $   9,595,122   $   9,637,576   $   5,258,527   $   2,454,162

Expenses:
    Mortality and expense risk
        and administrative charges                 2,765,655       2,764,629       1,748,350         982,226
                                               -------------   -------------   -------------   -------------

Net investment income (loss)                       6,829,467       6,872,947       3,510,177       1,471,936

Net realized gain (loss)                          11,479,509      (3,457,399)      3,308,400       2,304,411
Unrealized appreciation (depreciation)
    during the period                             (3,123,331)     32,281,985       2,327,352       7,235,506
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       15,185,645      35,697,533       9,145,929      11,011,853

Changes from principal transactions:
       Purchase payments                           1,760,333       2,677,392      21,843,092      39,999,646
       Transfers between sub-accounts
           and the Company                       (25,991,393)     61,346,287      (3,281,661)     30,766,481
       Withdrawals                               (22,081,654)    (17,114,095)     (5,054,964)     (2,833,059)
       Annual contract fee                          (280,445)       (288,988)       (272,620)       (110,347)
                                               -------------   -------------   -------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (46,593,159)     46,620,596      13,233,847      67,822,721
                                               -------------   -------------   -------------   -------------

Total increase (decrease) in
    contract owners' equity                      (31,407,514)     82,318,129      22,379,776      78,834,574

Contract owners' equity at
    beginning of period                          217,964,681     135,646,552      97,799,673      18,965,099
                                               -------------   -------------   -------------   -------------

Contract owners' equity at
    end of period                              $ 186,557,167   $ 217,964,681   $ 120,179,449   $  97,799,673
                                               =============   =============   =============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                               LIFESTYLE AGGRESSIVE 1000 -- A   LIFESTYLE AGGRESSIVE 1000 -- B
                                               ------------------------------   ------------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004             2003           2004             2003
                                               -------------    -------------   -------------   --------------
Income:
    Dividends                                  $   1,055,814    $     385,950   $   1,375,396   $      158,117

Expenses:
    Mortality and expense risk
        and administrative charges                 2,155,282        1,450,376       3,232,613        1,061,993
                                               -------------    -------------   -------------   --------------

Net investment income (loss)                      (1,099,468)      (1,064,426)     (1,857,217)        (903,876)

Net realized gain (loss)                          (3,471,099)      (5,506,467)      4,019,054          367,242
Unrealized appreciation (depreciation)
    during the period                             24,822,295       35,931,498      26,292,983       23,100,056
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       20,251,728       29,360,605      28,454,820       22,563,422

Changes from principal transactions:
       Purchase payments                           2,537,571        2,130,936      71,576,234       70,408,947
       Transfers between sub-accounts
           and the Company                        25,482,547       20,605,458      18,059,242       16,155,005
       Withdrawals                                (8,294,947)      (4,525,284)     (3,676,512)      (1,244,480)
       Annual contract fee                          (384,039)        (287,512)       (638,476)        (139,016)
                                               -------------    -------------   -------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            19,341,132       17,923,598      85,320,488       85,180,456
                                               -------------    -------------   -------------   --------------

Total increase (decrease) in
    contract owners' equity                       39,592,860       47,284,203     113,775,308      107,743,878

Contract owners' equity at
    beginning of period                          128,412,529       81,128,326     133,575,232       25,831,354
                                               -------------    -------------   -------------   --------------

Contract owners' equity at
    end of period                              $ 168,005,389    $ 128,412,529   $ 247,350,540   $  133,575,232
                                               =============    =============   =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ----------------------------------------------------------------
                                                 LIFESTYLE GROWTH 820 -- A         LIFESTYLE GROWTH 820 -- B
                                               -----------------------------   --------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   --------------
Income:
    Dividends                                  $   8,387,539   $   5,348,253   $    11,897,950   $    2,334,906

Expenses:
     Mortality and expense risk
        and administrative charges                 9,205,288       6,862,871        18,874,291        4,948,884
                                               -------------   -------------   ---------------   --------------

Net investment income (loss)                        (817,749)     (1,514,618)       (6,976,341)      (2,613,978)

Net realized gain (loss)                          (4,085,461)    (18,798,494)        6,324,660          443,964
Unrealized appreciation (depreciation)
    during the period                             81,565,398     134,964,807       185,442,443       88,875,738
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in
    contract owners' equity from operations       76,662,188     114,651,695       184,790,762       86,705,724

Changes from principal transactions:
       Purchase payments                           9,556,060       8,285,702     1,044,517,302      291,758,068
       Transfers between sub-accounts
           and the Company                        71,671,760      66,668,476       149,977,280      114,676,993
       Withdrawals                               (42,848,736)    (28,378,208)      (27,443,293)      (4,875,543)
       Annual contract fee                        (1,425,011)     (1,190,019)       (2,829,554)        (695,811)
                                               -------------   -------------   ---------------   --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            36,954,073      45,385,951     1,164,221,735      400,863,707
                                               -------------   -------------   ---------------   --------------

Total increase (decrease) in
    contract owners' equity                      113,616,261     160,037,646     1,349,012,497      487,569,431

Contract owners' equity at
    beginning of period                          570,824,944     410,787,298       603,952,682      116,383,251
                                               -------------   -------------   ---------------   --------------
Contract owners' equity at
    end of period                              $ 684,441,205   $ 570,824,944   $ 1,952,965,179   $  603,952,682
                                               =============   =============   ===============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                LIFESTYLE BALANCED 640 -- A      LIFESTYLE BALANCED 640 -- B
                                               ----------------------------      -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                               -------------   -------------   ---------------   -------------
Income:
    Dividends                                  $  15,500,433   $  13,063,809   $    20,179,846   $   6,018,455

Expenses:
    Mortality and expense risk
        and administrative charges                10,821,154       8,539,131        19,627,008       6,017,227
                                               -------------   -------------   ---------------   -------------

Net investment income (loss)                       4,679,279       4,524,678           552,838           1,228

Net realized gain (loss)                            (748,524)    (14,191,575)        3,980,224       1,367,876
Unrealized appreciation (depreciation)
    during the period                             77,386,336     123,687,233       164,305,597      81,733,858
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in
    contract owners' equity from operations       81,317,091     114,020,336       168,838,659      83,102,962

Changes from principal transactions:
       Purchase payments                           7,563,784       7,915,089       954,046,625     313,457,332
       Transfers between sub-accounts
           and the Company                       101,995,847      89,372,596       175,009,431     136,110,946
       Withdrawals                               (61,353,711)    (44,067,334)      (39,900,812)    (13,147,255)
       Annual contract fee                        (1,405,978)     (1,175,598)       (2,844,790)       (807,265)
                                               -------------   -------------   ---------------   -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            46,799,942      52,044,753     1,086,310,454     435,613,758
                                               -------------   -------------   ---------------   -------------

Total increase (decrease) in
    contract owners' equity                      128,117,033     166,065,089     1,255,149,113     518,716,720

Contract owners' equity at
    beginning of period                          662,093,028     496,027,939       674,020,791     155,304,071
                                               -------------   -------------   ---------------   -------------

Contract owners' equity at
    end of period                              $ 790,210,061   $ 662,093,028   $ 1,929,169,904   $ 674,020,791
                                               =============   =============   ===============   =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 LIFESTYLE MODERATE 460 -- A    LIFESTYLE MODERATE 460 -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   7,377,450   $   6,948,499   $   8,774,152  $    3,472,781

Expenses:
    Mortality and expense risk
        and administrative charges                  3,963,321       3,521,228       6,286,331       2,557,232
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        3,414,129       3,427,271       2,487,821         915,549

Net realized gain (loss)                            1,901,190      (5,441,935)      5,366,867         986,711
Unrealized appreciation (depreciation)
    during the period                              17,972,490      36,715,207      34,175,177      23,584,292
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        23,287,809      34,700,543      42,029,865      25,486,552

Changes from principal transactions:
       Purchase payments                            2,666,614       3,753,040     262,159,632     112,293,897
       Transfers between sub-accounts
           and the Company                         14,763,085      30,018,611      19,943,493      56,764,883
       Withdrawals                                (26,634,204)    (21,982,594)    (14,986,723)     (5,272,904)
       Annual contract fee                           (432,000)       (405,291)       (946,794)       (345,568)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (9,636,505)     11,383,766     266,169,608     163,440,308
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,651,304      46,084,309     308,199,473     188,926,860

Contract owners' equity at
    beginning of period                           257,334,647     211,250,338     258,689,422      69,762,562
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 270,985,951   $ 257,334,647   $ 566,888,895  $  258,689,422
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                ----------------------------------------------------------------
                                                LIFESTYLE CONSERVATIVE 280 -- A  LIFESTYLE CONSERVATIVE 280 -- B
                                                -------------------------------  -------------------------------
                                                    YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004             2003            2004           2003
                                                -------------   -------------    -------------   --------------
Income:
   Dividends                                    $   6,090,105   $   6,097,668    $   6,422,963   $    2,763,882

Expenses:
   Mortality and expense risk
        and administrative charges                  2,342,011       2,354,906        3,084,340        1,555,889
                                                -------------   -------------    -------------   --------------
Net investment income (loss)                        3,748,094       3,742,762        3,338,623        1,207,993

Net realized gain (loss)                            3,372,502         578,125        3,365,932        1,507,415
Unrealized appreciation (depreciation)
    during the period                               3,638,101      10,255,396        7,677,702        6,660,749
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in
    contract owners' equity from operations        10,758,697      14,576,283       14,382,257        9,376,157

Changes from principal transactions:
       Purchase payments                            1,390,487       1,545,117      118,501,195       67,473,922
       Transfers between sub-accounts
           and the Company                         20,036,920       4,909,458        2,078,867       19,837,487
       Withdrawals                                (16,971,168)    (19,591,433)     (15,200,395)      (6,598,999)
       Annual contract fee                           (206,439)       (235,418)        (388,941)        (161,583)
                                                -------------   -------------    -------------   --------------
Net increase (decrease) in contract owners'
    equity from principal transactions              4,249,800     (13,372,276)     104,990,726       80,550,827
                                                -------------   -------------    -------------   --------------
Total increase (decrease) in
    contract owners' equity                        15,008,497       1,204,007      119,372,983       89,926,984

Contract owners' equity at
    beginning of period                           147,545,368     146,341,361      133,685,859       43,758,875
                                                -------------   -------------    -------------   --------------
Contract owners' equity at
    end of period                               $ 162,553,865   $ 147,545,368    $ 253,058,842   $  133,685,859
                                                =============   =============    =============   ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   SMALL COMPANY VALUE -- A       SMALL COMPANY VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   3,454,834   $   1,067,458   $   1,886,532  $      368,686

Expenses:
    Mortality and expense risk
        and administrative charges                  3,821,813       3,071,538       2,539,481       1,242,781
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                        (366,979)      (2,004,080)       (652,949)       (874,095)

Net realized gain (loss)                           11,981,406         747,691       6,411,246       1,291,326
Unrealized appreciation (depreciation)
    during the period                              41,898,006      56,960,321      27,123,436      21,842,152
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        53,512,433      55,703,932      32,881,733      22,259,383

Changes from principal transactions:
       Purchase payments                            2,595,410       3,312,973      31,179,044      37,197,849
       Transfers between sub-accounts
           and the Company                          5,022,984       7,575,031      11,057,445      19,986,591
       Withdrawals                                (20,765,387)    (17,748,545)     (5,013,752)     (2,078,016)
       Annual contract fee                           (540,261)       (468,244)       (520,121)       (216,331)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (13,687,254)     (7,328,785)     36,702,616      54,890,093
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        39,825,179      48,375,147      69,584,349      77,149,476

Contract owners' equity at
    beginning of period                           241,527,392     193,152,245     120,317,623      43,168,147
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 281,352,571   $ 241,527,392   $ 189,901,972  $  120,317,623
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  INTERNATIONAL VALUE -- A        INTERNATIONAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,913,463   $     860,110   $   1,350,668  $      428,452

Expenses:
    Mortality and expense risk
        and administrative charges                  2,283,289       1,578,229       1,957,893         932,800
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (369,826)       (718,119)       (607,225)       (504,348)

Net realized gain (loss)                            5,332,180      (2,490,029)      4,426,298       1,837,613
Unrealized appreciation (depreciation)
    during the period                              23,203,100      43,016,341      18,911,749      22,987,478
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,165,454      39,808,193      22,730,822      24,320,743

Changes from principal transactions:
       Purchase payments                            1,610,621       1,665,762      27,100,413      29,825,773
       Transfers between sub-accounts
           and the Company                         17,721,865      16,649,122      11,046,214      11,166,853
       Withdrawals                                (11,378,451)     (7,175,085)     (3,492,765)     (2,781,811)
       Annual contract fee                           (295,589)       (226,279)       (374,686)       (143,289)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              7,658,446      10,913,520      34,279,176      38,067,526
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        35,823,900      50,721,713      57,009,998      62,388,269

Contract owners' equity at
    beginning of period                           139,854,117      89,132,404      92,382,206      29,993,937
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 175,678,017   $ 139,854,117   $ 149,392,204  $   92,382,206
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  SMALL COMPANY BLEND -- A        SMALL COMPANY BLEND -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                   2004             2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,648,452       1,530,673         994,340         531,583
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,648,452)     (1,530,673)       (994,340)       (531,583)

Net realized gain (loss)                            1,645,748      (5,865,268)      2,631,426         872,949
Unrealized appreciation (depreciation)
    during the period                               5,049,423      40,837,469       1,589,031      11,148,655
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         5,046,719      33,441,528       3,226,117      11,490,021

Changes from principal transactions:
       Purchase payments                            1,531,687       1,312,566      14,962,699      20,532,492
       Transfers between sub-accounts
           and the Company                        (11,140,559)      4,596,710      (4,080,841)      9,023,912
       Withdrawals                                 (8,889,364)     (6,873,419)     (1,781,798)       (744,019)
       Annual contract fee                           (242,967)       (244,100)       (201,932)        (83,203)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,741,203)     (1,208,243)      8,898,128      28,729,182
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (13,694,484)     32,233,285      12,124,245      40,219,203

Contract owners' equity at
    beginning of period                           121,730,978      89,497,693      55,692,520      15,473,317
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 108,036,494   $ 121,730,978   $  67,816,765  $   55,692,520
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      TOTAL RETURN -- A              TOTAL RETURN -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $  22,619,246   $  38,122,057   $  13,094,253   $  13,257,082

Expenses:
    Mortality and expense risk
        and administrative charges                  6,603,269       8,667,997       4,352,368       3,674,276
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       16,015,977      29,454,060       8,741,885       9,582,806

Net realized gain (loss)                            1,503,673       8,725,739        (479,165)        247,143
Unrealized appreciation (depreciation)
    during the period                              (3,516,059)    (19,452,832)       (480,238)     (3,884,109)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        14,003,591      18,726,967       7,782,482       5,945,840

Changes from principal transactions:
       Purchase payments                            3,509,272       6,396,388      41,192,750     109,701,093
       Transfers between sub-accounts
           and the Company                        (67,051,803)    (87,612,913)    (28,901,694)     18,023,056
       Withdrawals                                (41,727,579)    (54,324,767)    (11,714,123)    (20,420,323)
       Annual contract fee                           (807,482)     (1,088,694)       (689,174)       (420,260)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (106,077,592)   (136,629,986)       (112,241)    106,883,566
                                                -------------   -------------   -------------  --------------
Total increase (decrease) in
    contract owners' equity                       (92,074,001)   (117,903,019)      7,670,241     112,829,406

Contract owners' equity at
    beginning of period                           493,003,323     610,906,342     260,775,374     147,945,968
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 400,929,322   $ 493,003,323   $ 268,445,615  $  260,775,374
                                                =============   =============   =============  ==============

See accompanying notes.

[MERRILL LYNCH LOGO]           COMPUTATIONAL MATERIALS FOR
                               MERRILL LYNCH MORTGAGE INVESTORS, INC.,
                               SERIES 2004-SL1

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  U.S. LARGE CAP -- A (2)         U.S. LARGE CAP -- B (2)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     952,969   $   1,027,357   $     280,125  $      294,980

Expenses:
    Mortality and expense risk
        and administrative charges                  5,257,114       3,850,687       1,880,305       1,145,557
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (4,304,145)     (2,823,330)     (1,600,180)       (850,577)

Net realized gain (loss)                            3,383,418     (13,730,869)      4,257,461         890,962
Unrealized appreciation (depreciation)
    during the period                              29,292,165      94,141,401       5,889,779      22,003,462
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        28,371,438      77,587,202       8,547,060      22,043,847

Changes from principal transactions:
       Purchase payments                            3,225,531       2,731,656      17,989,184      30,133,548
       Transfers between sub-accounts
           and the Company                         90,458,149      (8,277,233)      5,458,933       9,026,408
       Withdrawals                                (26,104,765)    (18,187,380)     (3,128,333)     (1,730,625)
       Annual contract fee                           (706,023)       (546,215)       (392,688)       (210,633)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             66,872,892     (24,279,172)     19,927,096      37,218,698
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        95,244,330      53,308,030      28,474,156      59,262,545

Contract owners' equity at
    beginning of period                           289,438,674     236,130,644      99,194,217      39,931,672
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 384,683,004   $ 289,438,674   $ 127,668,373  $   99,194,217
                                                =============   =============   =============  ==============

(2) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP STOCK -- A              MID CAP STOCK -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  2,417,327       1,765,507       1,586,820         663,746
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,417,327)     (1,765,507)     (1,586,820)       (663,746)

Net realized gain (loss)                            6,357,358     (3,953,338)       6,674,526         521,177
Unrealized appreciation (depreciation)
    during the period                              20,971,029      45,265,057       9,730,840      14,045,762
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        24,911,060      39,546,212      14,818,546      13,903,193

Changes from principal transactions:
       Purchase payments                            1,822,136       1,556,968      22,856,897      26,830,411
       Transfers between sub-accounts
           and the Company                          8,819,185      27,772,543        (299,970)     19,278,690
       Withdrawals                                (12,892,187)     (9,081,838)     (2,979,533)     (1,079,543)
       Annual contract fee                           (364,386)       (296,081)       (307,979)       (105,344)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,615,252)     19,951,592      19,269,415      44,924,214
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        22,295,808      59,497,804      34,087,961      58,827,407

Contract owners' equity at
    beginning of period                           151,622,430      92,124,626      76,987,939      18,160,532
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 173,918,238   $ 151,622,430   $ 111,075,900  $   76,987,939
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  GLOBAL ALLOCATION -- A (3)      GLOBAL ALLOCATION -- B (3)
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                   2004             2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     575,918   $     242,824   $     226,056  $       40,241

Expenses:
    Mortality and expense risk
        and administrative charges                    851,745         758,544         467,251         156,883
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (275,827)       (515,720)       (241,195)       (116,642)

Net realized gain (loss)                             (400,930)     (5,720,796)        596,076         335,456
Unrealized appreciation (depreciation)
    during the period                               6,750,613      17,070,057       3,582,161       2,241,544
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,073,856      10,833,541       3,937,042       2,460,358

Changes from principal transactions:
       Purchase payments                              788,402         486,706      19,473,550       6,346,340
       Transfers between sub-accounts
           and the Company                          4,972,506      (6,651,531)      7,305,346       3,538,890
       Withdrawals                                 (4,730,926)     (2,506,961)       (667,172)       (243,712)
       Annual contract fee                           (153,859)       (169,400)        (85,704)        (31,743)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                876,123      (8,841,186)     26,026,020       9,609,775
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,949,979       1,992,355      29,963,062      12,070,133

Contract owners' equity at
    beginning of period                            53,968,403      51,976,048      17,237,566       5,167,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  60,918,382   $  53,968,403   $  47,200,628  $   17,237,566
                                                =============   =============   =============  ==============

(3) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    DYNAMIC GROWTH -- A             DYNAMIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,507,623       1,307,716         573,965         389,027
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,507,623)     (1,307,716)       (573,965)       (389,027)

Net realized gain (loss)                           (1,445,720)    (14,968,813)      1,796,486         694,583
Unrealized appreciation (depreciation)
    during the period                              10,278,154      40,081,610       1,483,767       6,952,445
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,324,811      23,805,081       2,706,288       7,258,001

Changes from principal transactions:
       Purchase payments                            2,077,587       1,863,316       2,526,488       4,865,312
       Transfers between sub-accounts
           and the Company                        (12,838,852)     36,246,415      (4,776,363)     23,010,178
       Withdrawals                                 (7,174,748)     (4,882,183)     (1,536,290)       (634,035)
       Annual contract fee                           (306,810)       (287,922)       (121,786)        (90,837)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,242,823)     32,939,626      (3,907,951)     27,150,618
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (10,918,012)     56,744,707      (1,201,663)     34,408,619

Contract owners' equity at
    beginning of period                           110,292,674      53,547,967      38,545,157       4,136,538
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  99,374,662   $ 110,292,674   $  37,343,494  $   38,545,157
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 INTERNATIONAL INDEX -- A (4)   INTERNATIONAL INDEX -- B (4)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                    2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     211,760   $     245,834   $     201,020  $      193,089

Expenses:
    Mortality and expense risk
        and administrative charges                    143,775         225,749         141,321         178,753
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                           67,985          20,085          59,699          14,336

Net realized gain (loss)                            2,751,393        (608,288)      3,343,965         710,643
Unrealized appreciation (depreciation)
    during the period                              (2,326,101)       4,808,828     (3,031,154)      3,136,670
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations           493,277       4,220,625         372,510       3,861,649

Changes from principal transactions:
       Purchase payments                              215,845         254,441       2,593,890       4,799,531
       Transfers between sub-accounts
           and the Company                        (19,240,155)      1,330,282     (18,701,626)      4,686,350
       Withdrawals                                   (580,449)       (673,064)       (300,964)     (2,486,791)
       Annual contract fee                            (29,013)        (40,634)        (17,752)        (29,510)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (19,633,772)        871,025     (16,426,452)      6,969,580
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                       (19,140,495)      5,091,650     (16,053,942)     10,831,229

Contract owners' equity at
    beginning of period                            19,140,495      14,048,845      16,053,942       5,222,713
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $           0   $  19,140,495   $           0  $   16,053,942
                                                =============   =============   =============  ==============

(4)  Ceased Operations, June 18, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX -- A   TOTAL STOCK MARKET INDEX -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     231,423   $           0   $     158,160  $            0

Expenses:
    Mortality and expense risk
         and administrative charges                   552,060         438,497         458,601         239,005
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (320,637)       (438,497)       (300,441)       (239,005)

Net realized gain (loss)                              350,282      (1,410,997)      1,622,438          87,807
Unrealized appreciation (depreciation)
    during the period                               3,170,431       9,278,258       1,038,229       4,319,660
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,200,076       7,428,764       2,360,226       4,168,462

Changes from principal transactions:
       Purchase payments                              372,188         387,538       6,676,926       9,914,698
       Transfers between sub-accounts
           and the Company                         (1,878,367)      6,476,328      (3,449,537)      6,216,570
       Withdrawals                                 (1,853,160)     (1,700,206)       (898,440)       (325,601)
       Annual contract fee                            (70,749)        (69,620)        (86,587)        (33,840)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (3,430,088)      5,094,040       2,242,362      15,771,827
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                          (230,012)     12,522,804       4,602,588      19,940,289

Contract owners' equity at
    beginning of period                            36,653,835      24,131,031      25,815,745       5,875,456
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  36,423,823   $  36,653,835   $  30,418,333  $   25,815,745
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      500 INDEX -- A                 500 INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
    Dividends                                   $   1,768,446   $   1,487,820   $     931,637  $      556,682

Expenses:
    Mortality and expense risk
        and administrative charges                  2,828,663       2,482,358       1,885,747       1,101,155
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,060,217)       (994,538)       (954,110)       (544,473)

Net realized gain (loss)                            2,528,611     (12,949,387)      3,275,621         702,971
Unrealized appreciation (depreciation)
    during the period                              13,584,442      53,097,608       7,055,885      16,909,678
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        15,052,836      39,153,683       9,377,396      17,068,176

Changes from principal transactions:
       Purchase payments                            2,511,528       2,400,970      15,577,049      32,423,115
       Transfers between sub-accounts
           and the Company                         (6,808,771)     13,494,413       3,357,247      19,768,619
       Withdrawals                                (13,490,146)     (9,306,841)     (4,280,822)     (2,087,330)
       Annual contract fee                           (500,254)       (492,795)       (409,341)       (196,319)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (18,287,643)      6,095,747      14,244,133      49,908,085
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (3,234,807)     45,249,430      23,621,529      66,976,261

Contract owners' equity at
    beginning of period                           192,706,237     147,456,807     103,375,900      36,399,639
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 189,471,430   $ 192,706,237   $ 126,997,429  $  103,375,900
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP INDEX -- A              MID CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     336,807   $           0   $     196,236  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,002,917         807,521         767,802         376,577
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (666,110)       (807,521)       (571,566)       (376,577)

Net realized gain (loss)                            2,854,586      (1,709,762)      2,601,071          76,354
Unrealized appreciation (depreciation)
    during the period                               6,335,395      17,772,697       4,161,240       7,484,869
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,523,871      15,255,414       6,190,745       7,184,646

Changes from principal transactions:
       Purchase payments                              829,554         800,616       9,478,597      12,674,613
       Transfers between sub-accounts
           and the Company                         (2,803,001)      5,154,450          65,742       7,431,069
       Withdrawals                                 (5,001,647)     (3,991,530)     (1,593,586)       (467,387)
       Annual contract fee                           (153,439)       (145,606)       (156,879)        (64,415)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (7,128,533)      1,817,930       7,793,874      19,573,880
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         1,395,338      17,073,344      13,984,619      26,758,526

Contract owners' equity at
    beginning of period                            66,779,977      49,706,633      38,917,810      12,159,284
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  68,175,315   $  66,779,977   $  52,902,429  $   38,917,810
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    SMALL CAP INDEX -- A             SMALL CAP INDEX -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     169,957   $           0   $      97,615  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    757,272         560,002         676,438         320,619
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (587,315)       (560,002)       (578,823)       (320,619)

Net realized gain (loss)                            5,361,843        (834,348)      3,431,136         528,043
Unrealized appreciation (depreciation)
    during the period                               2,058,168      14,713,180       3,241,652       7,240,581
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         6,832,696      13,318,830       6,093,965       7,448,005

Changes from principal transactions:
       Purchase payments                              765,663         628,128       8,963,203       9,511,910
       Transfers between sub-accounts
           and the Company                         (8,411,284)     14,664,535        (430,237)      9,097,519
       Withdrawals                                 (4,541,849)     (2,164,037)     (1,790,449)       (347,026)
       Annual contract fee                           (116,145)        (98,019)       (131,067)        (57,021)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (12,303,615)     13,030,607       6,611,450      18,205,382
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (5,470,919)     26,349,437      12,705,415      25,653,387

Contract owners' equity at
    beginning of period                            55,382,478      29,033,041      34,874,227       9,220,840
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  49,911,559   $  55,382,478   $  47,579,642  $   34,874,227
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                  CAPITAL APPRECIATION -- A       CAPITAL APPRECIATION -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    629,141         580,048         593,287         391,515
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (629,141)       (580,048)       (593,287)       (391,515)

Net realized gain (loss)                             (295,419)     (2,751,528)      1,198,124         (70,548)
Unrealized appreciation (depreciation)
    during the period                               3,709,043      12,586,350       1,971,271       6,592,133
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,784,483       9,254,774       2,576,108       6,130,070

Changes from principal transactions:
       Purchase payments                              449,986         889,795       4,113,795       9,331,010
       Transfers between sub-accounts
           and the Company                         (1,929,649)      1,001,664      (2,397,528)      6,950,821
       Withdrawals                                 (2,984,327)     (2,024,517)     (1,047,192)       (540,253)
       Annual contract fee                           (113,007)       (116,413)       (130,924)        (66,944)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (4,576,997)       (249,471)        538,151      15,674,634
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,792,514)      9,005,303       3,114,259      21,804,704

Contract owners' equity at
    beginning of period                            42,404,216      33,398,913      34,921,858      13,117,154
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,611,702   $  42,404,216   $  38,036,117  $   34,921,858
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    HEALTH SCIENCES -- A            HEALTH SCIENCES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                  1,253,186         961,366       1,046,157         514,144
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,253,186)       (961,366)     (1,046,157)       (514,144)

Net realized gain (loss)                            4,450,756      (1,458,650)      3,785,459         643,211
Unrealized appreciation (depreciation)
    during the period                               5,706,950      19,864,783       4,127,577       8,730,114
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,904,520      17,444,767       6,866,879       8,859,181

Changes from principal transactions:
       Purchase payments                            1,107,008       1,321,398      14,034,918      17,961,280
       Transfers between sub-accounts
           and the Company                          3,059,141      10,439,258       2,404,108       9,329,187
       Withdrawals                                 (6,641,092)     (4,086,313)     (2,513,790)     (1,200,623)
       Annual contract fee                           (227,383)       (196,282)       (222,051)        (95,068)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,702,326)      7,478,061      13,703,185      25,994,776
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         6,202,194      24,922,828      20,570,064      34,853,957

Contract owners' equity at
    beginning of period                            73,972,050      49,049,222      50,185,027      15,331,070
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  80,174,244   $  73,972,050   $  70,755,091  $   50,185,027
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   FINANCIAL SERVICES -- A        FINANCIAL SERVICES -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004            2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     160,720   $      63,885   $     111,385  $       43,865

Expenses:
    Mortality and expense risk
       and administrative charges                     638,961         541,887         603,053         356,061
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (478,241)       (478,002)       (491,668)       (312,196)

Net realized gain (loss)                            1,763,707        (509,791)      2,017,945         245,658
Unrealized appreciation (depreciation)
    during the period                               1,988,504      10,866,427       1,283,729       6,796,237
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         3,273,970       9,878,634       2,810,006       6,729,699

Changes from principal transactions:
       Purchase payments                              525,824         839,814       6,966,887      11,722,821
       Transfers between sub-accounts
           and the Company                         (2,845,958)      2,204,456      (2,654,925)      4,382,699
       Withdrawals                                 (2,716,433)     (2,230,835)     (1,617,395)       (850,259)
       Annual contract fee                           (126,573)       (118,410)       (132,267)        (65,335)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (5,163,140)        695,025       2,562,300      15,189,926
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (1,889,170)     10,573,659       5,372,306      21,919,625

Contract owners' equity at
    beginning of period                            42,022,538      31,448,879      33,640,142      11,720,517
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,133,368   $  42,022,538   $  39,012,448  $   33,640,142
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                 QUANTITATIVE MID CAP -- A        QUANTITATIVE MID CAP -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    171,769         115,629         146,152          72,366
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (171,769)       (115,629)       (146,152)        (72,366)

Net realized gain (loss)                            1,186,956        (201,116)        789,979         151,296
Unrealized appreciation (depreciation)
    during the period                                 643,047       2,704,335         721,446       1,405,029
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         1,658,234       2,387,590       1,365,273       1,483,959

Changes from principal transactions:
       Purchase payments                              131,162         123,111       1,758,549       1,717,859
       Transfers between sub-accounts
           and the Company                          3,163,534         973,388       1,503,973       1,574,493
       Withdrawals                                   (931,862)       (778,599)       (351,637)        (82,040)
       Annual contract fee                            (28,349)        (20,690)        (31,950)        (14,007)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,334,485         297,210       2,878,935       3,196,305
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         3,992,719       2,684,800       4,244,208       4,680,264

Contract owners' equity at
    beginning of period                             9,549,894       6,865,094       6,766,184       2,085,920
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  13,542,613   $   9,549,894   $  11,010,392  $    6,766,184
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     STRATEGIC GROWTH -- A         STRATEGIC GROWTH -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                     2004           2003             2004          2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $           0   $           0   $           0  $            0

Expenses:
    Mortality and expense risk
        and administrative charges                    760,708         764,632         543,063         368,125
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (760,708)       (764,632)       (543,063)       (368,125)

Net realized gain (loss)                             (731,718)     (3,056,403)      1,308,329         151,170
Unrealized appreciation (depreciation)
    during the period                               3,612,565      14,901,500         749,714       5,322,286
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         2,120,139      11,080,465       1,514,980       5,105,331

Changes from principal transactions:
       Purchase payments                              745,134         948,009       3,794,061       9,508,896
       Transfers between sub-accounts
           and the Company                         (4,850,027)     (3,851,663)     (1,185,452)      4,971,784
       Withdrawals                                 (4,145,026)     (2,990,413)     (1,022,347)       (635,149)
       Annual contract fee                           (127,537)       (157,941)       (112,193)        (59,379)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (8,377,456)     (6,052,008)      1,474,069      13,786,152
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        (6,257,317)      5,028,457       2,989,049      18,891,483

Contract owners' equity at
    beginning of period                            53,518,186      48,489,729      31,746,699      12,855,216
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  47,260,869   $  53,518,186   $  34,735,748  $   31,746,699
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    ALL CAP VALUE -- A               ALL CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     202,000   $      23,479   $     127,064  $       13,958

Expenses:
    Mortality and expense risk
        and administrative charges                    938,569         584,632         805,062         271,501
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (736,569)       (561,153)       (677,998)       (257,543)

Net realized gain (loss)                            3,833,375        (952,588)      2,255,146         279,251
Unrealized appreciation (depreciation)
    during the period                               5,030,035      13,529,847       5,397,988       5,462,578
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         8,126,841      12,016,106       6,975,136       5,484,286

Changes from principal transactions:
       Purchase payments                              564,956         692,938      12,784,342      12,880,161
       Transfers between sub-accounts
           and the Company                         10,202,667      18,186,083       8,124,436       9,610,799
       Withdrawals                                 (5,672,831)     (2,270,646)     (1,583,587)       (403,998)
       Annual contract fee                           (140,204)       (101,719)       (157,271)        (40,099)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              4,954,588      16,506,656      19,167,920      22,046,863
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        13,081,429      28,522,762      26,143,056      27,531,149

Contract owners' equity at
    beginning of period                            54,842,568      26,319,806      34,137,963       6,606,814
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  67,923,997   $  54,842,568   $  60,281,019  $   34,137,963
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                   STRATEGIC VALUE -- A (5)        STRATEGIC VALUE -- B (5)
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                     2004           2003             2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     121,703   $       4,925   $      68,178  $        8,226

Expenses:
    Mortality and expense risk
        and administrative charges                    512,301         455,388         363,236         173,850
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (390,598)       (450,463)       (295,058)       (165,624)

Net realized gain (loss)                            1,005,999      (1,814,571)      1,153,346         104,033
Unrealized appreciation (depreciation)
    during the period                               4,311,151       9,379,994       2,516,046       2,864,459
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         4,926,552       7,114,960       3,374,334       2,802,868

Changes from principal transactions:
       Purchase payments                              560,601         521,532       4,837,196       6,736,116
       Transfers between sub-accounts
           and the Company                           (493,169)     (1,229,550)        397,129       3,007,566
       Withdrawals                                 (2,861,233)     (1,892,278)       (760,147)       (348,924)
       Annual contract fee                            (84,499)        (82,756)        (71,163)        (25,866)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (2,878,300)     (2,683,052)      4,403,015       9,368,892
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                         2,048,252       4,431,908       7,777,349      12,171,760

Contract owners' equity at
    beginning of period                            32,780,038      28,348,130      17,659,422       5,487,662
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  34,828,290   $  32,780,038   $  25,436,771  $   17,659,422
                                                =============   =============   =============  ==============

(5) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                      UTILITIES -- A                  UTILITIES -- B
                                                -----------------------------   -----------------------------
                                                   YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003            2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     278,224   $     247,136   $     211,206  $      128,999

Expenses:
    Mortality and expense risk
        and administrative charges                    455,147         324,938         413,799         199,884
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                         (176,923)        (77,802)       (202,593)        (70,885)

Net realized gain (loss)                            2,091,122      (1,317,354)      2,299,011         367,856
Unrealized appreciation (depreciation)
    during the period                               6,028,961       7,314,767       4,746,435       3,282,996
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations         7,943,160       5,919,611       6,842,853       3,579,967

Changes from principal transactions:
       Purchase payments                              406,817         426,946       3,857,459       6,203,408
       Transfers between sub-accounts
           and the Company                          8,643,040       4,201,136       5,956,440       3,657,964
       Withdrawals                                 (2,757,337)     (1,465,927)     (1,229,533)       (466,709)
       Annual contract fee                            (80,021)        (65,973)        (85,998)        (33,134)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              6,212,499       3,096,182       8,498,368       9,361,529
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        14,155,659       9,015,793      15,341,221      12,941,496

Contract owners' equity at
    beginning of period                            25,943,076      16,927,283      19,355,929       6,414,433
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $  40,098,735   $  25,943,076   $  34,697,150  $   19,355,929
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                     MID CAP VALUE -- A             MID CAP VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                     2004             2003           2004            2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $   1,005,199   $     645,184   $     718,861  $      325,494

Expenses:
    Mortality and expense risk
        and administrative charges                  3,071,940       2,427,501       2,880,021       1,499,562
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (2,066,741)     (1,782,317)     (2,161,160)     (1,174,068)

Net realized gain (loss)                            7,461,969      (1,054,952)      5,186,135         (14,469)
Unrealized appreciation (depreciation)
    during the period                              37,094,518      37,796,326      34,103,063      25,380,175
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        42,489,746      34,959,057      37,128,038      24,191,638

Changes from principal transactions:
       Purchase payments                            2,452,268       2,814,991      35,829,240      41,790,569
       Transfers between sub-accounts
           and the Company                         23,583,219       4,670,013      13,165,405      21,050,185
       Withdrawals                                (14,997,043)    (10,586,118)     (5,162,170)     (2,195,856)
       Annual contract fee                           (488,786)       (434,210)       (565,244)       (252,604)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions             10,549,658      (3,535,324)     43,267,231      60,392,294
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        53,039,404      31,423,733      80,395,269      84,583,932

Contract owners' equity at
    beginning of period                           185,353,034     153,929,301     139,572,333      54,988,401
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 238,392,438   $ 185,353,034   $ 219,967,602  $  139,572,333
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                -------------------------------------------------------------
                                                    FUNDAMENTAL VALUE -- A          FUNDAMENTAL VALUE -- B
                                                -----------------------------   -----------------------------
                                                    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                    2004            2003             2004           2003
                                                -------------   -------------   -------------  --------------
Income:
   Dividends                                    $     835,367   $     388,045   $     574,768  $      191,218

Expenses:
    Mortality and expense risk
        and administrative charges                  2,649,054       2,169,424       2,336,911       1,214,416
                                                -------------   -------------   -------------  --------------

Net investment income (loss)                       (1,813,687)     (1,781,379)     (1,762,143)     (1,023,198)

Net realized gain (loss)                            4,217,110      (1,927,958)      3,014,294          (9,405)
Unrealized appreciation (depreciation)
    during the period                              14,223,644      39,018,924      12,775,128      22,000,548
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in
    contract owners' equity from operations        16,627,067      35,309,587      14,027,279      20,967,945

Changes from principal transactions:
       Purchase payments                            2,217,280       2,181,585      43,304,980      38,328,455
       Transfers between sub-accounts
           and the Company                         15,030,554       3,561,062       8,947,635      14,687,309
       Withdrawals                                (14,768,577)     (8,343,054)     (4,226,756)     (1,907,379)
       Annual contract fee                           (412,560)       (389,822)       (438,201)       (188,387)
                                                -------------   -------------   -------------  --------------

Net increase (decrease) in contract owners'
    equity from principal transactions              2,066,697      (2,990,229)     47,587,658      50,919,998
                                                -------------   -------------   -------------  --------------

Total increase (decrease) in
    contract owners' equity                        18,693,764      32,319,358      61,614,937      71,887,943

Contract owners' equity at
    beginning of period                           162,347,218     130,027,860     114,785,250      42,897,307
                                                -------------   -------------   -------------  --------------

Contract owners' equity at
    end of period                               $ 181,040,982   $ 162,347,218   $ 176,400,187  $  114,785,250
                                                =============   =============   =============  ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                EMERGING GROWTH -- B (6)       NATURAL RESOURCES -- B (6)
                                              ----------------------------    ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004           2003
                                              ------------    ------------    ------------    ------------
Income:
   Dividends                                  $    108,092    $    142,984    $    931,602    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                  96,933          16,125         917,231         100,168
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                        11,159         126,859          14,371        (100,168)

Net realized gain (loss)                          (217,849)        105,984       3,997,883         (39,430)
Unrealized appreciation (depreciation)
    during the period                              485,408          11,456       8,831,407       4,015,494
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        278,718         244,299      12,843,661       3,875,896

Changes from principal transactions:
       Purchase payments                         1,702,149         369,045       9,736,579       2,845,009
       Transfers between sub-accounts
           and the Company                       2,764,967       3,220,842      37,230,969      20,428,744
       Withdrawals                                (455,232)        (74,499)     (2,490,358)       (163,518)
       Annual contract fee                         (11,891)         (1,848)       (149,425)        (19,592)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           3,999,993       3,513,540      44,327,765      23,090,643
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      4,278,711       3,757,839      57,171,426      26,966,539

Contract owners' equity at
    beginning of period                          3,757,839               0      26,966,539               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  8,036,550    $  3,757,839    $ 84,137,965    $ 26,966,539
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                  MID CAP CORE -- B (6)       QUANTITATIVE ALL CAP -- B (6)
                                              ----------------------------    -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              ------------    ------------    ------------    -------------
Income:
   Dividends                                  $    213,536    $          0    $     34,331    $     18,720

Expenses:
    Mortality and expense risk
        and administrative charges                 450,362          79,017          17,767           2,425
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (236,826)        (79,017)         16,564          16,295

Net realized gain (loss)                           917,421          67,427          30,012           2,885
Unrealized appreciation (depreciation)
    during the period                            2,564,407       1,250,903         141,211          34,228
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,245,002       1,239,313         187,787          53,408

Changes from principal transactions:
       Purchase payments                         6,264,382       5,562,903         203,303         153,321
       Transfers between sub-accounts
           and the Company                      12,442,036       9,576,115       1,225,039         382,863
       Withdrawals                              (1,757,434)       (104,001)        (47,227)         (3,969)
       Annual contract fee                         (72,813)         (5,446)         (2,186)           (577)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          16,876,171      15,029,571       1,378,929         531,638
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     20,121,173      16,268,884       1,566,716         585,046

Contract owners' equity at
    beginning of period                         16,268,884               0         585,046               0
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 36,390,057    $ 16,268,884    $  2,151,762    $    585,046
                                              ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                LARGE CAP VALUE -- B (6)      SMALL CAP OPPORTUNITIES -- B (6)
                                              ----------------------------    --------------------------------
                                                YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              ------------    ------------    ------------       -------------
Income:
   Dividends                                  $    323,725    $    103,898    $    198,681       $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 288,709          27,668         254,440             41,800
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                        35,016          76,230         (55,759)           (41,800)

Net realized gain (loss)                           851,713         127,349       1,530,447            136,794
Unrealized appreciation (depreciation)
    during the period                            2,978,312         385,662       2,707,759          1,168,010
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      3,865,041         589,241       4,182,447          1,263,004

Changes from principal transactions:
       Purchase payments                         3,781,904       1,798,507       3,660,766          1,655,553
       Transfers between sub-accounts
           and the Company                      22,897,037       3,342,621       9,786,429         12,264,906

       Withdrawals                                (901,925)       (100,982)     (1,429,853)          (275,117)

       Annual contract fee                         (42,261)         (1,640)        (39,657)            (4,071)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          25,734,755       5,038,506      11,977,685         13,641,271
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                     29,599,796       5,627,747      16,160,132         14,904,275

Contract owners' equity at
    beginning of period                          5,627,747               0      14,904,275                  0
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 35,227,543    $  5,627,747    $ 31,064,407       $ 14,904,275
                                              ============    ============    ============       ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                  SPECIAL VALUE -- B (6)           REAL RETURN BOND -- B (6)
                                              -------------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $      44,733    $           0    $   1,786,517    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                   66,489            7,926        1,686,038          364,643
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (21,756)          (7,926)         100,479         (364,643)

Net realized gain (loss)                            248,341           41,053        2,487,002           63,547
Unrealized appreciation (depreciation)
    during the period                               548,742          139,576        4,607,981        1,745,883
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         775,327          172,703        7,195,462        1,444,787

Changes from principal transactions:
       Purchase payments                          1,242,867          704,152       29,574,986       24,432,931
       Transfers between sub-accounts
           and the Company                        3,341,832        1,041,069       32,178,848       40,668,125

       Withdrawals                                 (209,693)         (12,188)      (6,898,604)      (2,560,774)

       Annual contract fee                           (8,586)            (267)        (209,608)         (27,365)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,366,420        1,732,766       54,645,622       62,512,917
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                       5,141,747        1,905,469       61,841,084       63,957,704

Contract owners' equity at
    beginning of period                           1,905,469                0       63,957,704                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $   7,047,216    $   1,905,469    $ 125,798,788    $  63,957,704
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                              GREAT COMPANIES AMERICA -- B (7)  AMERICAN INTERNATIONAL -- B (6)
                                              --------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              --------------   --------------   --------------   --------------
Income:
   Dividends                                  $         128    $         357    $   2,552,908    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                    8,268            1,678        2,511,764          238,776
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                         (8,140)          (1,321)          41,144         (238,776)

Net realized gain (loss)                             12,376             (117)       2,749,547          277,345
Unrealized appreciation (depreciation)
    during the period                               (21,453)          28,742       29,268,555        6,430,489
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations         (17,217)          27,304       32,059,246        6,469,058

Changes from principal transactions:
       Purchase payments                            228,714          123,703      133,441,632       18,967,915
       Transfers between sub-accounts
           and the Company                         (465,909)         403,501       63,751,020       36,919,247
       Withdrawals                                   (5,742)            (942)      (5,943,755)        (471,183)
       Annual contract fee                           (1,153)             (11)        (271,571)         (25,985)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (244,090)         526,251      190,977,326       55,389,994
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                        (261,307)         553,555      223,036,572       61,859,052

Contract owners' equity at
    beginning of period                             553,555                0       61,859,052                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $     292,248    $     553,555    $ 284,895,624    $  61,859,052
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(7) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                                                 AMERICAN BLUE-CHIP INCOME &
                                                 AMERICAN GROWTH -- B (6)              GROWTH -- B (6)
                                              -------------------------------   ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003              2004            2003
                                              --------------   --------------   --------------   -------------
Income:
   Dividends                                  $     125,723    $           0    $           0    $           0

Expenses:
    Mortality and expense risk
        and administrative charges                7,192,510        1,226,974        2,078,694          401,381
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                     (7,066,787)      (1,226,974)      (2,078,694)        (401,381)

Net realized gain (loss)                          4,338,195        1,055,338        2,220,728          187,010
Unrealized appreciation (depreciation)
    during the period                            55,737,678       21,725,459       10,250,901        7,848,093
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
    contract owners' equity from operations      53,009,086       21,553,823       10,392,935        7,633,722

Changes from principal transactions:
       Purchase payments                        249,550,503       84,913,379       38,257,278       32,474,388
       Transfers between sub-accounts
           and the Company                      119,023,264      153,640,282       36,164,455       45,069,335
       Withdrawals                              (19,297,635)      (3,702,341)      (5,814,192)      (1,087,378)
       Annual contract fee                         (941,049)        (116,820)        (310,289)         (33,403)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
    equity from principal transactions          348,335,083      234,734,500       68,297,252       76,422,942
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
    contract owners' equity                     401,344,169      256,288,323       78,690,187       84,056,664

Contract owners' equity at
    beginning of period                         256,288,323                0       84,056,664                0
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
    end of period                             $ 657,632,492    $ 256,288,323    $ 162,746,851    $  84,056,664
                                              =============    =============    =============    =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                          SUB-ACCOUNT
                                               -------------------------------
                                               AMERICAN GROWTH-INCOME -- B (6)
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31
                                                   2004              2003
                                               --------------    -------------
Income:
   Dividends                                   $   1,336,752     $           0

Expenses:
    Mortality and expense risk
        and administrative charges                 5,338,639           765,234
                                               -------------     -------------

Net investment income (loss)                      (4,001,887)         (765,234)

Net realized gain (loss)                           3,111,062           536,621
Unrealized appreciation (depreciation)
    during the period                             34,160,174        15,411,163
                                               -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations       33,269,349        15,182,550

Changes from principal transactions:
       Purchase payments                         224,982,869        55,196,479
       Transfers between sub-accounts
           and the Company                       103,175,774       104,478,892
       Withdrawals                               (15,068,181)       (1,959,251)
       Annual contract fee                          (643,920)          (58,158)
                                               -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           312,446,542       157,657,962
                                               -------------     -------------

Total increase (decrease) in
    contract owners' equity                      345,715,891       172,840,512

Contract owners' equity at
    beginning of period                          172,840,512                 0
                                               -------------     -------------

Contract owners' equity at
    end of period                              $ 518,556,403     $ 172,840,512
                                               =============     =============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                                 AMERICAN        PIMCO VIT ALL
                                              CENTURY - SMALL   ASSET PORTFOLIO
                                                 COMPANY (8)          (8)         CORE EQUITY (8)   CLASSIC VALUE (8)
                                              ---------------   ---------------   ---------------   -----------------
                                                YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                DECEMBER 31       DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                    2004             2004               2004              2004
                                              ---------------   ---------------   ---------------   -----------------
Income:
   Dividends                                   $          0      $    430,485      $          0       $     36,270

Expenses:
    Mortality and expense risk
        and administrative charges                   18,517            75,683           131,976             36,534
                                               ------------      ------------      ------------       ------------

Net investment income (loss)                        (18,517)          354,802          (131,976)              (264)

Net realized gain (loss)                             94,367           682,492           171,903             25,272
Unrealized appreciation (depreciation)
    during the period                               444,391           271,174         2,982,548            547,038
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations         520,241         1,308,468         3,022,475            572,046

Changes from principal transactions:
       Purchase payments                          1,265,801           844,922        15,628,797          2,770,577
       Transfers between sub-accounts
           and the Company                        5,039,644        14,024,536         9,140,082          4,276,918
       Withdrawals                                  (35,661)         (213,837)         (463,958)           (53,812)
       Annual contract fee                           (2,108)          (13,007)           (6,966)            (2,857)
                                               ------------      ------------      ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            6,267,676        14,642,614        24,297,955          6,990,826
                                               ------------      ------------      ------------       ------------

Total increase (decrease) in
    contract owners' equity                       6,787,917        15,951,082        27,320,430          7,562,872

Contract owners' equity at
    beginning of period                                   0                 0                 0                  0
                                               ------------      ------------      ------------       ------------

Contract owners' equity at
    end of period                              $  6,787,917      $ 15,951,082      $ 27,320,430       $  7,562,872
                                               ============      ============      ============       ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                                                US GLOBAL                          JOHN HANCOCK
                                              QUANTITATIVE    LEADERS GROWTH   STRATEGIC INCOME    VST INT'L EQ
                                                VALUE (8)           (8)              (8)          INDEX -- A (8)
                                              ------------------------------   ---------------------------------
                                               YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               DECEMBER 31     DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                  2004             2004              2004              2004
                                              -------------   --------------   ----------------   --------------
Income:
   Dividends                                  $          0     $     12,977      $     99,905      $     85,506

Expenses:
    Mortality and expense risk
         and administrative charges                  2,345           14,349            28,888           167,160
                                              ------------     ------------      ------------      ------------

Net investment income (loss)                        (2,345)          (1,372)           71,017           (81,654)

Net realized gain (loss)                            35,701            1,131            47,392           474,502
Unrealized appreciation (depreciation)
    during the period                               43,775          165,399           130,294         3,077,799
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         77,131          165,158           248,703         3,470,647

Changes from principal transactions:
       Purchase payments                           114,735        2,378,939         4,035,402            54,970
       Transfers between sub-accounts
           and the Company                         320,188          944,315         2,687,727        20,474,102
       Withdrawals                                  (8,563)         (61,481)          (36,048)         (779,850)
       Annual contract fee                            (201)            (756)           (1,636)          (22,733)
                                              ------------     ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             426,159        3,261,017         6,685,445        19,726,489
                                              ------------     ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        503,290        3,426,175         6,934,148        23,197,136

Contract owners' equity at
    beginning of period                                  0                0                 0                 0
                                              ------------     ------------      ------------      ------------

Contract owners' equity at
    end of period                             $    503,290     $  3,426,175      $  6,934,148      $ 23,197,136
                                              ============     ============      ============      ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                 SUB-ACCOUNT
                                              -------------------
                                               JOHN HANCOCK VST
                                              INT'L EQ INDEX -- B
                                                      (8)
                                              -------------------
                                                  YEAR ENDED
                                                 DECEMBER 31
                                                     2004
                                              -------------------
Income:
   Dividends                                      $     79,240

Expenses:
    Mortality and expense risk
        and administrative charges                     183,669
                                                  ------------

Net investment income (loss)                          (104,429)

Net realized gain (loss)                               288,986
Unrealized appreciation (depreciation)
    during the period                                3,075,588
                                                  ------------

Net increase (decrease) in
    contract owners' equity from operations          3,260,145

Changes from principal transactions:
       Purchase payments                             1,083,237
       Transfers between sub-accounts
           and the Company                          19,360,296
       Withdrawals                                    (415,448)
       Annual contract fee                             (43,169)
                                                  ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              19,984,916
                                                  ------------

Total increase (decrease) in
    contract owners' equity                         23,245,061

Contract owners' equity at
    beginning of period                                      0
                                                  ------------

Contract owners' equity at
    end of period                                 $ 23,245,061
                                                  ============

(8) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER 21ST CENTURY GROWTH -- B   SCUDDER CAPITAL GROWTH -- B
                                              --------------------------------   ----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                  2004                2003           2004            2003
                                              -------------      -------------   -------------   -------------
Income:
   Dividends                                  $          0       $          0    $     28,113    $      7,339

Expenses:
    Mortality and expense risk
        and administrative charges                 107,310             37,407         253,766          97,403
                                              ------------       ------------    ------------    ------------

Net investment income (loss)                      (107,310)           (37,407)       (225,653)        (90,064)

Net realized gain (loss)                           509,866             30,907         345,730         124,638
Unrealized appreciation (depreciation)
    during the period                              127,108            616,509         829,980       1,505,160
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        529,664            610,009         950,057       1,539,734

Changes from principal transactions:
       Purchase payments                         2,505,065          3,974,639       4,885,352       8,870,372
       Transfers between sub-accounts
           and the Company                      (1,463,638)           623,174          45,286       2,324,137
       Withdrawals                                (205,081)           (29,223)       (380,396)        (91,812)
       Annual contract fee                         (28,464)              (784)        (64,506)         (4,164)
                                              ------------       ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             807,882          4,567,806       4,485,736      11,098,533
                                              ------------       ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,337,546          5,177,815       5,435,793      12,638,267

Contract owners' equity at
    beginning of period                          5,338,000            160,185      13,098,059         459,792
                                              ------------       ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  6,675,546       $  5,338,000    $ 18,533,852    $ 13,098,059
                                              ============       ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER GLOBAL DISCOVERY -- B   SCUDDER GROWTH & INCOME -- B (9)
                                              ------------------------------  --------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004                2003
                                              -------------   -------------   -------------      -------------
Income:
   Dividends                                  $          0    $          0    $     62,924       $     16,881

Expenses:
    Mortality and expense risk
        and administrative charges                 167,550          48,222         210,844             65,746
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (167,550)        (48,222)       (147,920)           (48,865)

Net realized gain (loss)                           507,883         103,107         612,056             56,386
Unrealized appreciation (depreciation)
    during the period                            2,009,161       1,354,585         732,776          1,069,082
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations      2,349,494       1,409,470       1,196,912          1,076,603

Changes from principal transactions:
       Purchase payments                         4,977,590       4,559,252       7,270,081          6,473,874
       Transfers between sub-accounts
           and the Company                         360,472         404,465         (98,397)         1,174,527
       Withdrawals                                (221,275)        (28,218)       (537,434)          (166,362)
       Annual contract fee                         (32,897)         (1,169)        (42,433)            (2,129)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,083,890       4,934,330       6,591,817          7,479,910
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      7,433,384       6,343,800       7,788,729          8,556,513

Contract owners' equity at
    beginning of period                          6,486,947         143,147       8,843,843            287,330
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 13,920,331    $  6,486,947    $ 16,632,572       $  8,843,843
                                              ============    ============    ============       ============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SCUDDER HEALTH SCIENCES -- B       SCUDDER INTERNATIONAL -- B
                                              ------------------------------  --------------------------------
                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003           2004               2003
                                              -------------   --------------  -------------      -------------
Income:
   Dividends                                  $          0    $          0    $    174,736       $     16,072

Expenses:
    Mortality and expense risk
        and administrative charges                 193,970          69,333         318,711             78,941
                                              ------------    ------------    ------------       ------------

Net investment income (loss)                      (193,970)        (69,333)       (143,975)           (62,869)

Net realized gain (loss)                           368,896          84,219         615,119             98,307
Unrealized appreciation (depreciation)
    during the period                              710,178       1,228,592       2,810,889          1,740,709
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in
    contract owners' equity from operations        885,104       1,243,478       3,282,033          1,776,147

Changes from principal transactions:
       Purchase payments                         4,075,937       6,327,323      12,104,886          7,606,439
       Transfers between sub-accounts
           and the Company                         795,838       1,484,499         390,623          1,458,731
       Withdrawals                                (485,947)        (54,355)       (533,058)           (63,473)
       Annual contract fee                         (46,494)         (2,639)        (54,893)            (4,223)
                                              ------------    ------------    ------------       ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,339,334       7,754,828      11,907,558          8,997,474
                                              ------------    ------------    ------------       ------------

Total increase (decrease) in
    contract owners' equity                      5,224,438       8,998,306      15,189,591         10,773,621

Contract owners' equity at
    beginning of period                          9,317,711         319,405      11,323,108            549,487
                                              ------------    ------------    ------------       ------------

Contract owners' equity at
    end of period                             $ 14,542,149    $  9,317,711    $ 26,512,699       $ 11,323,108
                                              ============    ============    ============       ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                              SCUDDER AGGRESSIVE GROWTH -- B     SCUDDER BLUE CHIP -- B
                                              ------------------------------  ----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   --------------  -------------   ------------
Income:
   Dividends                                  $          0    $          0    $     45,814    $      7,370

Expenses:
    Mortality and expense risk
        and administrative charges                  56,584          18,078         323,282          96,061
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (56,584)        (18,078)       (277,468)        (88,691)

Net realized gain (loss)                            66,318          52,984         432,663          37,791
Unrealized appreciation (depreciation)
    during the period                               66,385         275,563       2,697,457       1,889,347
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations         76,119         310,469       2,852,652       1,838,447

Changes from principal transactions:
       Purchase payments                         1,153,148       1,996,764       8,298,381       9,843,338
       Transfers between sub-accounts
           and the Company                          78,447         547,464       1,738,122       2,010,274
       Withdrawals                                (101,818)       (135,790)       (921,458)       (126,333)
       Annual contract fee                         (13,039)           (656)        (71,079)         (3,121)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           1,116,738       2,407,782       9,043,966      11,724,158
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      1,192,857       2,718,251      11,896,618      13,562,605

Contract owners' equity at
    beginning of period                          2,799,825          81,574      13,944,698         382,093
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $  3,992,682    $  2,799,825    $ 25,841,316    $ 13,944,698
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                   SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                    SCUDDER GLOBAL
                                              SCUDDER CONTARIAN VALUE -- B           BLUE CHIP -- B
                                              -----------------------------   -----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    232,257    $     34,131    $     44,075    $      1,196

Expenses:
    Mortality and expense risk
        and administrative charges                 385,425          91,411         103,869          37,524
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                      (153,168)        (57,280)        (59,794)        (36,328)

Net realized gain (loss)                           777,571          45,722         120,964          38,636
Unrealized appreciation (depreciation)
    during the period                            1,473,172       2,006,988         816,533         850,060
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      2,097,575       1,995,430         877,703         852,368

Changes from principal transactions:
       Purchase payments                        12,368,223      10,030,068       1,860,472       3,297,999
       Transfers between sub-accounts
           and the Company                         344,313       2,060,724         332,234         709,168
       Withdrawals                                (571,449)        (71,670)       (180,335)        (13,651)
       Annual contract fee                         (77,208)         (3,939)        (24,001)         (2,027)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          12,063,879      12,015,183       1,988,370       3,991,489
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     14,161,454      14,010,613       2,866,073       4,843,857

Contract owners' equity at
    beginning of period                         14,514,037         503,424       5,041,675         197,818
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 28,675,491    $ 14,514,037    $  7,907,748    $  5,041,675
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                   SCUDDER GOVERNMENT
                                                    SECURITIES -- B                SCUDDER GROWTH -- B
                                              -----------------------------   ----------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003            2004            2003
                                              -------------   -------------   -------------   ------------
Income:
   Dividends                                  $  1,177,696    $  1,261,601    $          0    $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 616,347         521,000         151,202          43,126
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       561,349         740,601        (151,202)        (43,126)

Net realized gain (loss)                          (117,323)     (1,231,172)        139,229          63,678
Unrealized appreciation (depreciation)
    during the period                              168,510         211,648         391,912         568,062
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        612,536        (278,923)        379,939         588,614

Changes from principal transactions:
       Purchase payments                         7,004,837      52,857,709       5,568,543       4,277,919
       Transfers between sub-accounts
           and the Company                         262,369     (20,275,878)        400,364         926,239
       Withdrawals                              (1,612,983)       (666,270)       (247,311)        (58,962)
       Annual contract fee                        (126,552)        (16,454)        (27,828)         (1,261)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           5,527,671      31,899,107       5,693,768       5,143,935
                                              ------------    ------------    ------------    ------------
Total increase (decrease) in
    contract owners' equity                      6,140,207      31,620,184       6,073,707       5,732,549

Contract owners' equity at
    beginning of period                         34,318,343       2,698,159       5,862,383         129,834
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 40,458,550    $ 34,318,343    $ 11,936,090    $  5,862,383
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                SCUDDER INTERNATIONAL
                                                 SCUDDER HIGH INCOME -- B         SELECT EQUITY -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                  2004             2003           2004            2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $  2,476,818    $    455,085    $    129,318    $     30,648

Expenses:
    Mortality and expense risk
        and administrative charges                 604,544         250,416         359,075         110,936
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                     1,872,274         204,669        (229,757)        (80,288)

Net realized gain (loss)                           649,461         117,137         644,246          73,567
Unrealized appreciation (depreciation)
    during the period                            1,361,997       2,632,668       3,439,982       2,822,552
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      3,883,732       2,954,474       3,854,471       2,815,831

Changes from principal transactions:
       Purchase payments                        10,489,592      23,029,226       9,521,715       9,285,579
       Transfers between sub-accounts
           and the Company                      (1,327,682)      4,799,086         998,244       2,425,599
       Withdrawals                              (1,136,036)       (233,289)       (338,309)        (71,781)
       Annual contract fee                        (130,163)        (10,691)        (76,485)         (2,911)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           7,895,711      27,584,332      10,105,165      11,636,486
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                     11,779,443      30,538,806      13,959,636      14,452,317

Contract owners' equity at
    beginning of period                         31,510,877         972,071      14,774,360         322,043
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 43,290,320    $ 31,510,877    $ 28,733,996    $ 14,774,360
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              --------------------------------------------------------------
                                              SCUDDER FIXED INCOME -- B (10)     SCUDDER MONEY MARKET -- B
                                              ------------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004             2003            2004            2003
                                              -------------   --------------   -------------   -------------
Income:
   Dividends                                  $  2,363,345    $    344,198     $    202,540    $     75,259

Expenses:
    Mortality and expense risk
        and administrative charges                 912,842         380,272          653,492         484,115
                                              ------------    ------------     ------------    ------------

Net investment income (loss)                     1,450,503         (36,074)        (450,952)       (408,856)

Net realized gain (loss)                               928           4,771            2,994           1,383
Unrealized appreciation (depreciation)
    during the period                               60,728         549,260                0               0
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations      1,512,159         517,957         (447,958)       (407,473)

Changes from principal transactions:
       Purchase payments                        29,920,612      31,539,327       22,094,070      60,730,019
       Transfers between sub-accounts
           and the Company                      (1,820,502)      6,756,798      (27,242,627)    (15,303,115)
       Withdrawals                              (1,555,335)       (616,287)     (10,634,315)     (1,330,740)
       Annual contract fee                        (177,258)        (17,240)         (87,502)         (9,308)
                                              ------------    ------------     ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions          26,367,517      37,662,598      (15,870,374)     44,086,856
                                              ------------    ------------     ------------    ------------

Total increase (decrease) in
    contract owners' equity                     27,879,676      38,180,555      (16,318,332)     43,679,383

Contract owners' equity at
    beginning of period                         39,706,413       1,525,858       46,360,033       2,680,650
                                              ------------    ------------     ------------    ------------

Contract owners' equity at
    end of period                             $ 67,586,089    $ 39,706,413     $ 30,041,701    $ 46,360,033
                                              ============    ============     ============    ============

(10) On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                              SCUDDER SMALL CAP GROWTH -- B    SCUDDER TECHNOLOGY GROWTH -- B
                                              -----------------------------   -------------------------------
                                                  YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2004            2003             2004           2003
                                              -------------   -------------   -------------     -------------
Income:
   Dividends                                  $          0    $          0    $          0      $          0

Expenses:
    Mortality and expense risk
        and administrative charges                 282,315          90,894         169,703            61,174
                                              ------------    ------------    ------------      ------------

Net investment income (loss)                      (282,315)        (90,894)       (169,703)          (61,174)

Net realized gain (loss)                           335,479          73,069         375,366            95,668
Unrealized appreciation (depreciation)
    during the period                            1,548,456       1,471,851        (171,173)        1,432,834
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations      1,601,620       1,454,026          34,490         1,467,328

Changes from principal transactions:
       Purchase payments                         6,603,068       9,131,012       3,180,062         5,686,008
       Transfers between sub-accounts
           and the Company                         677,029       2,073,924         557,255         1,336,126
       Withdrawals                                (463,704)        (76,098)       (415,470)          (57,904)
       Annual contract fee                         (64,516)         (3,453)        (39,788)           (2,662)
                                              ------------    ------------    ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           6,751,877      11,125,385       3,282,059         6,961,568
                                              ------------    ------------    ------------      ------------

Total increase (decrease) in
    contract owners' equity                      8,353,497      12,579,411       3,316,549         8,428,896

Contract owners' equity at
    beginning of period                         13,028,627         449,216       8,737,053           308,157
                                              ------------    ------------    ------------      ------------

Contract owners' equity at
    end of period                             $ 21,382,124    $ 13,028,627    $ 12,053,602      $  8,737,053
                                              ============    ============    ============      ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              -------------------------------------------------------------
                                                                                     SCUDDER DAVIS
                                               SCUDDER TOTAL RETURN -- B           VENTURE VALUE -- B
                                              -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                                   2004           2003             2004           2003
                                              -------------   -------------   -------------   -------------
Income:
   Dividends                                  $    237,492    $     90,978    $     12,855    $     13,225

Expenses:
    Mortality and expense risk
       and administrative charges                  323,624         142,958         573,506         183,268
                                              ------------    ------------    ------------    ------------

Net investment income (loss)                       (86,132)        (51,980)       (560,651)       (170,043)

Net realized gain (loss)                           186,489         116,034         565,954          80,552
Unrealized appreciation (depreciation)
    during the period                              891,808       1,293,623       3,550,880       3,842,959
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations        992,165       1,357,677       3,556,183       3,753,468

Changes from principal transactions:
       Purchase payments                         4,398,561      12,633,898      15,049,311      15,381,222
       Transfers between sub-accounts
           and the Company                         801,878       2,953,869       2,227,294       5,015,064
       Withdrawals                                (511,976)       (122,174)       (756,743)       (171,599)
       Annual contract fee                         (81,518)         (5,767)       (122,467)         (6,835)
                                              ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           4,606,945      15,459,826      16,397,395      20,217,852
                                              ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                      5,599,110      16,817,503      19,953,578      23,971,320

Contract owners' equity at
    beginning of period                         17,619,213         801,710      24,648,088         676,768
                                              ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                             $ 23,218,323    $ 17,619,213    $ 44,601,666    $ 24,648,088
                                              ============    ============    ============    ============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                        SCUDDER DREMAN
                                                               FINANCIAL SERVICES -- B              HIGH RETURN EQUITY -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004               2003               2004              2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     112,731      $      20,474     $     917,666      $      190,692

Expenses:
    Mortality and expense risk
        and administrative charges                              168,385             61,725         1,267,711             451,317
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (55,654)           (41,251)         (350,045)           (260,625)

Net realized gain (loss)                                        222,045             25,893         1,261,893             182,870
Unrealized appreciation (depreciation)
    during the period                                           847,242          1,046,783         9,006,187          10,129,840
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,013,633          1,031,425         9,918,035          10,052,085

Changes from principal transactions:
       Purchase payments                                      3,349,072          5,515,160        26,303,050          39,527,215
       Transfers between sub-accounts
           and the Company                                      263,235          1,278,564         1,552,130           9,342,713
       Withdrawals                                             (436,088)           (39,773)       (2,375,656)         (1,124,009)
       Annual contract fee                                      (41,320)            (2,502)         (286,175)            (20,057)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,134,899          6,751,449        25,193,349          47,725,862
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   4,148,532          7,782,874        35,111,384          57,777,947

Contract owners' equity at
    beginning of period                                       8,170,822            387,948        59,965,899           2,187,952
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  12,319,354      $   8,170,822     $  95,077,283      $   59,965,899
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER DREMAN                  SCUDDER EAGLE FOCUSED LARGE
                                                               SMALL CAP VALUE -- B                     CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     183,797      $     124,090     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               652,802            210,255           312,003              92,550
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (469,005)           (86,165)         (312,003)            (92,550)

Net realized gain (loss)                                      1,300,427            308,965           466,094              34,344
Unrealized appreciation (depreciation)
    during the period                                         8,336,134          5,574,003           101,042           1,547,019
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   9,167,556          5,796,803           255,133           1,488,813

Changes from principal transactions:
       Purchase payments                                     13,588,696         16,886,461        11,386,303           8,467,261
       Transfers between sub-accounts
           and the Company                                    2,167,364          4,496,165           749,537           2,069,305
       Withdrawals                                             (940,150)          (197,357)         (579,692)            (71,739)
       Annual contract fee                                     (146,780)           (11,200)          (57,699)             (3,282)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       14,669,130         21,174,069        11,498,449          10,461,545
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  23,836,686         26,970,872        11,753,582          11,950,358

Contract owners' equity at
    beginning of period                                      28,118,023          1,147,151        12,395,938             445,580
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  51,954,709      $  28,118,023     $  24,149,520       $  12,395,938
                                                          =============      =============     =============       =============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                     SCUDDER
                                                             FOCUS VALUE & GROWTH -- B                 SCUDDER INDEX 500 -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      31,624      $      12,653     $     203,473      $       39,628

Expenses:
    Mortality and expense risk
       and administrative charges                               124,430             53,401           632,179             212,292
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (92,806)           (40,748)         (428,706)           (172,664)

Net realized gain (loss)                                        226,413             67,621         1,424,137             730,576
Unrealized appreciation (depreciation)
    during the period                                           637,128          1,055,852         2,585,517           3,240,730
                                                          -------------      -------------     -------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations                     770,735          1,082,725         3,580,948           3,798,642

Changes from principal transactions:
       Purchase payments                                      2,482,134          4,145,360        12,834,974          19,937,124
       Transfers between sub-accounts
           and the Company                                      174,193            422,497         3,609,563           4,949,797
       Withdrawals                                             (211,531)          (139,298)       (1,018,298)           (166,584)
       Annual contract fee                                      (31,044)            (2,308)         (144,088)             (7,337)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        2,413,752          4,426,251        15,282,151          24,713,000
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   3,184,487          5,508,976        18,863,099          28,511,642

Contract owners' equity at
    beginning of period                                       5,885,722            376,746        29,666,525           1,154,883
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   9,070,209      $   5,885,722     $  48,529,624      $   29,666,525
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   SCUDDER INVESCO                   SCUDDER JANUS GROWTH
                                                                 DYNAMIC GROWTH -- B                     & INCOME -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                               2004               2003             2004                2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $       10,199

Expenses:
    Mortality and expense risk
       and administrative charges                                77,802             32,853           277,186              97,844
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (77,802)           (32,853)         (277,186)            (87,645)

Net realized gain (loss)                                        142,485             39,072           402,486              48,727
Unrealized appreciation (depreciation)
    during the period                                           416,790            657,338         1,718,900           1,566,434
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     481,473            663,557         1,844,200           1,527,516

Changes from principal transactions:
       Purchase payments                                      1,086,155          2,715,887         7,414,988           8,944,172
       Transfers between sub-accounts
           and the Company                                       97,340            597,277          (341,412)          1,928,612
       Withdrawals                                              (72,050)           (13,448)         (385,177)            (37,771)
       Annual contract fee                                      (18,252)              (897)          (60,821)             (3,848)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,093,193          3,298,819         6,627,578          10,831,165
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,574,666          3,962,376         8,471,778          12,358,681

Contract owners' equity at
    beginning of period                                       4,056,919             94,543        12,737,216             378,535
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   5,631,585      $   4,056,919     $  21,208,994      $   12,737,216
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                  SCUDDER JANUS GROWTH                    SCUDDER MFS
                                                                   OPPORTUNITIES -- B                STRATEGIC VALUE -- B
                                                          --------------------------------     ---------------------------------
                                                                 YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                               2004               2003             2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $      20,923      $        4,091

Expenses:
    Mortality and expense risk
       and administrative charges                                98,617             44,902           297,228              72,144
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (98,617)           (44,902)         (276,305)            (68,053)

Net realized gain (loss)                                        148,217             78,031           599,857              26,261
Unrealized appreciation (depreciation)
    during the period                                           619,965            654,087         2,846,287           1,325,766
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     669,565            687,216         3,169,839           1,283,974

Changes from principal transactions:
       Purchase payments                                      1,542,934          3,782,110        11,511,497           6,596,312
       Transfers between sub-accounts
           and the Company                                       51,230            749,216         1,091,424           2,260,297
       Withdrawals                                             (152,144)          (239,741)         (614,165)            (83,963)
       Annual contract fee                                      (22,251)            (1,535)          (52,188)             (2,654)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,419,769          4,290,050        11,936,568           8,769,992
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   2,089,334          4,977,266        15,106,407          10,053,966

Contract owners' equity at
    beginning of period                                       5,149,297            172,031        10,393,987             340,021
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   7,238,631      $   5,149,297     $  25,500,394      $   10,393,987
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                    SCUDDER OAK                          SCUDDER TURNER
                                                               STRATEGIC EQUITY -- B                  MID CAP GROWTH -- B
                                                          --------------------------------     ---------------------------------
                                                              YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $           0      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               214,491             60,530           242,858              87,424
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (214,491)           (60,530)         (242,858)            (87,424)

Net realized gain (loss)                                        411,404            112,373           616,741             185,024
Unrealized appreciation (depreciation)
    during the period                                          (240,625)         1,363,507         1,078,404           2,064,533
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     (43,712)         1,415,350         1,452,287           2,162,133

Changes from principal transactions:
       Purchase payments                                      6,539,155          5,945,096         4,818,646           7,362,563
       Transfers between sub-accounts
           and the Company                                    1,034,066          1,450,888           251,500           1,852,648
       Withdrawals                                             (333,507)           (26,380)         (337,042)           (155,657)
       Annual contract fee                                      (44,197)            (3,160)          (56,771)             (4,980)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,195,517          7,366,444         4,676,333           9,054,574
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   7,151,805          8,781,794         6,128,620          11,216,707

Contract owners' equity at
    beginning of period                                       9,133,675            351,881        11,792,656             575,949
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  16,285,480      $   9,133,675     $  17,921,276      $   11,792,656
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            SCUDDER REAL ESTATE -- B (6)       SCUDDER STRATEGIC INCOME -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      94,188      $           0     $     425,270      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               208,405             24,990           172,307              28,711
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (114,217)           (24,990)          252,963            (28,711)

Net realized gain (loss)                                        449,689             20,832            20,789            (23,424)
Unrealized appreciation (depreciation)
    during the period                                         3,544,634            488,758           589,294             146,921
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   3,880,106            484,600           863,046              94,786

Changes from principal transactions:
       Purchase payments                                      7,917,641          4,522,594         6,771,046           5,873,021
       Transfers between sub-accounts
           and the Company                                      760,875          1,058,896          (356,259)            355,449
       Withdrawals                                             (350,731)           (23,458)         (286,529)            (13,588)
       Annual contract fee                                      (34,376)               (41)          (30,689)                 (2)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        8,293,409          5,557,991         6,097,569           6,214,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                  12,173,515          6,042,591         6,960,615           6,309,666

Contract owners' equity at
    beginning of period                                       6,042,591                  0         6,309,666                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,216,106      $   6,042,591     $  13,270,281      $    6,309,666
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                         -----------------------------------------------------------------------
                                                             SCUDDER        SCUDDER GROWTH   SCUDDER INCOME
                                                           CONSERVATIVE         & INCOME         & GROWTH         SCUDDER GROWTH
                                                         INCOME STRATEGY      STRATEGY (9)      STRATEGY (9)       STRATEGY (9)
                                                         ---------------    --------------   ---------------      --------------
                                                           YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                               2004                2004              2004               2004
                                                         ---------------    --------------   ---------------      --------------
Income:
   Dividends                                             $            0     $            0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,474             57,309            20,940              87,212
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     (1,474)           (57,309)          (20,940)            (87,212)

Net realized gain (loss)                                          1,264             40,673            37,270              19,994
Unrealized appreciation (depreciation)
    during the period                                             9,539            796,183           200,746           1,467,928
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                       9,329            779,547           217,076           1,400,710

Changes from principal transactions:
       Purchase payments                                        421,875         15,730,003         6,568,987          24,083,748
       Transfers between sub-accounts
           and the Company                                      137,008          5,415,951           782,546           7,026,030

       Withdrawals                                               (6,671)           (26,144)          (34,076)            (23,798)
       Annual contract fee                                            0                  0                 0                (688)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          552,212         21,119,810         7,317,457          31,085,292
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     561,541         21,899,357         7,534,533          32,486,002

Contract owners' equity at
    beginning of period                                               0                  0                 0                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                        $      561,541     $   21,899,357     $   7,534,533      $   32,486,002
                                                          =============      =============     =============      ==============

(9) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                                       ----------------------------------------
                                                        SCUDDER TEMPLETON     SCUDDER MERCURY
                                                       FOREIGN VALUE (11)    ARGE CAP CORE (11)
                                                       ------------------    ------------------
                                                          YEAR ENDED             YEAR ENDED
                                                          DECEMBER 31           DECEMBER 31
                                                             2004                   2004
                                                       -------------------   ------------------
Income:
   Dividends                                           $               0     $              0

Expenses:
    Mortality and expense risk
       and administrative charges                                    123                  503
                                                       -----------------     ----------------

Net investment income (loss)                                        (123)                (503)

Net realized gain (loss)                                               5                    9
Unrealized appreciation (depreciation)
    during the period                                              3,416               12,905
                                                       -----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                        3,298               12,411

Changes from principal transactions:
       Purchase payments                                          28,878                1,276
       Transfers between sub-accounts
           and the Company                                        75,597              446,440
       Withdrawals                                                  (113)                 (61)
       Annual contract fee                                          (104)                (293)
                                                       -----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                           104,258              447,362
                                                       -----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                      107,556              459,773

Contract owners' equity at
    beginning of period                                                0                    0
                                                       -----------------     ----------------

Contract owners' equity at
    end of period                                      $         107,556     $        459,773
                                                       =================     ================

(11) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                                                          ALGER AMERICAN
                                                            ALGER AMERICAN BALANCED -- B             LEVERAGED ALL CAP -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2003              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $     424,403      $     155,758     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               462,849            168,557           121,975              38,404
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (38,446)           (12,799)         (121,975)            (38,404)

Net realized gain (loss)                                        444,187            118,027           186,480              47,831
Unrealized appreciation (depreciation)
    during the period                                           405,540          1,671,162           416,017             548,890
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     811,281          1,776,390           480,522             558,317

Changes from principal transactions:
       Purchase payments                                      8,247,575         18,742,448         2,960,021           4,379,946
       Transfers between sub-accounts
           and the Company                                      106,960          4,039,031           (31,956)            689,266
       Withdrawals                                             (873,782)          (209,848)         (188,072)            (28,317)
       Annual contract fee                                     (116,236)            (5,431)          (27,005)             (1,161)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        7,364,517         22,566,200         2,712,988           5,039,734
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   8,175,798         24,342,590         3,193,510           5,598,051

Contract owners' equity at
    beginning of period                                      24,827,104            484,514         5,846,652             248,601
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  33,002,902      $  24,827,104     $   9,040,162      $    5,846,652
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                                   CREDIT SUISSE                         CREDIT SUISSE
                                                               EMERGING MARKETS -- B           GLOBAL POST VENTURE CAPITAL -- B
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      26,361      $           0     $           0      $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               127,586             37,486            30,808               8,165
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                   (101,225)           (37,486)          (30,808)             (8,165)

Net realized gain (loss)                                        352,835             54,756           100,474              14,781
Unrealized appreciation (depreciation)
    during the period                                         1,576,900          1,123,128           191,175             214,721
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   1,828,510          1,140,398           260,841             221,337

Changes from principal transactions:
       Purchase payments                                      3,067,177          3,400,611           657,302             690,454
       Transfers between sub-accounts
           and the Company                                      536,136            664,238           131,640             258,795
       Withdrawals                                             (230,016)           (29,980)          (23,338)             (3,889)
       Annual contract fee                                      (27,424)            (1,371)           (6,798)               (357)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,345,873          4,033,498           758,806             945,003
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   5,174,383          5,173,896         1,019,647           1,166,340

Contract owners' equity at
    beginning of period                                       5,263,811             89,915         1,194,436              28,096
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  10,438,194      $   5,263,811     $   2,214,083      $    1,194,436
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                        SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                            DREYFUS SOCIALLY RESPONSIBLE                   DREYFUS VIF
                                                                  GROWTH FUND -- B                     MIDCAP STOCK -- B
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $       3,259      $          17     $     944,759      $       31,908

Expenses:
    Mortality and expense risk
       and administrative charges                                31,165             14,058           486,657             172,569
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                    (27,906)           (14,041)          458,102            (140,661)

Net realized gain (loss)                                         40,623              6,512           565,069             134,130
Unrealized appreciation (depreciation)
    during the period                                            81,139            237,908         3,022,685           3,491,971
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                      93,856            230,379         4,045,856           3,485,440

Changes from principal transactions:
       Purchase payments                                        376,932          1,269,773         9,485,791          15,277,189
       Transfers between sub-accounts
           and the Company                                       10,316            254,706         1,886,017           3,857,570
       Withdrawals                                              (91,392)           (17,611)         (779,811)           (169,958)
       Annual contract fee                                       (9,040)            (1,041)         (118,148)             (7,921)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          286,816          1,505,827        10,473,849          18,956,880
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                     380,672          1,736,206        14,519,705          22,442,320

Contract owners' equity at
    beginning of period                                       1,829,240             93,034        23,164,657             722,337
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   2,209,912      $   1,829,240     $  37,684,362      $   23,164,657
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                               INVESCO UTILITIES -- B                BASIC VALUE FOCUS -- A
                                                          --------------------------------     ---------------------------------
                                                               YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                               2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $      87,457      $      35,205     $     397,369      $      333,589

Expenses:
    Mortality and expense risk
       and administrative charges                                58,361             27,791           542,280             509,398
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                     29,096              7,414          (144,911)           (175,809)

Net realized gain (loss)                                        119,925             21,108           512,399            (700,090)
Unrealized appreciation (depreciation)
    during the period                                           623,914            347,716         2,858,346          10,487,038
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                     772,935            376,238         3,225,834           9,611,139

Changes from principal transactions:
       Purchase payments                                        679,292          2,367,819           261,358             290,593
       Transfers between sub-accounts
           and the Company                                       63,352            378,724        (2,468,211)         (3,170,345)
       Withdrawals                                              (79,612)           (48,621)       (2,203,849)         (2,002,319)
       Annual contract fee                                      (14,663)            (1,050)          (89,655)            (95,255)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                          648,369          2,696,872        (4,500,357)         (4,977,326)
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                   1,421,304          3,073,110        (1,274,523)          4,633,813

Contract owners' equity at
    beginning of period                                       3,186,787            113,677        38,154,407          33,520,594
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $   4,608,091      $   3,186,787     $  36,879,884      $   38,154,407
                                                          =============      =============     =============      ==============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         SUB-ACCOUNT
                                                          ----------------------------------------------------------------------
                                                              SMALL CAP VALUE FOCUS -- A            GLOBAL ALLOCATION -- B (6)
                                                          --------------------------------     ---------------------------------
                                                                YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                              2004                2004              2004               2003
                                                          --------------------------------     ---------------------------------
Income:
   Dividends                                              $   2,018,790      $     133,507     $      47,238      $       46,653

Expenses:
    Mortality and expense risk
       and administrative charges                               264,087            246,016            25,407               2,763
                                                          -------------      -------------     -------------      --------------

Net investment income (loss)                                  1,754,703           (112,509)           21,831              43,890

Net realized gain (loss)                                        513,795           (511,753)           35,718                 973
Unrealized appreciation (depreciation)
    during the period                                           (64,432)         6,340,675           144,408              88,480
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in
    contract owners' equity from operations                   2,204,066          5,716,413           201,957             133,343

Changes from principal transactions:
       Purchase payments                                        134,940            204,475               485                  18
       Transfers between sub-accounts
           and the Company                                   (1,613,036)        (2,642,827)         (209,113)          1,665,812
       Withdrawals                                             (630,407)        (1,090,494)          (68,614)               (795)
       Annual contract fee                                      (49,072)           (51,790)           (4,318)               (180)
                                                          -------------      -------------     -------------      --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,157,575)        (3,580,636)         (281,560)          1,664,855
                                                          -------------      -------------     -------------      --------------

Total increase (decrease) in
    contract owners' equity                                      46,491          2,135,777           (79,603)          1,798,198

Contract owners' equity at
    beginning of period                                      18,310,540         16,174,763         1,798,198                   0
                                                          -------------      -------------     -------------      --------------

Contract owners' equity at
    end of period                                         $  18,357,031      $  18,310,540     $   1,718,595      $    1,798,198
                                                          =============      =============     =============      ==============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                           -----------------------------------
                                                                          TOTAL
                                                           -----------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                 2004                 2003
                                                           ----------------   ----------------
Income:
   Dividends                                               $    304,090,221   $    259,669,798

Expenses:
    Mortality and expense risk
       and administrative charges                               327,741,021        239,367,804
                                                           ----------------   ----------------

Net investment income (loss)                                    (23,650,800)        20,301,994

Net realized gain (loss)                                        (95,006,990)    (1,040,422,873)
Unrealized appreciation (depreciation)
    during the period                                         2,203,497,322      4,244,362,419
                                                           ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   2,084,839,532      3,224,241,540

Changes from principal transactions:
       Purchase payments                                      4,782,928,698      2,964,820,227
       Transfers between sub-accounts
           and the Company                                      461,927,073        666,784,983
       Withdrawals                                           (1,646,987,670)    (1,460,586,619)
       Annual contract fee                                      (46,143,597)       (30,999,153)
                                                           ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        3,551,724,504      2,140,019,438
                                                           ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   5,636,564,036      5,364,260,978

Contract owners' equity at
    beginning of period                                      18,983,313,428     13,619,052,450
                                                           ----------------   ----------------

Contract owners' equity at
    end of period                                          $ 24,619,877,464   $ 18,983,313,428
                                                           ================   ================

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION


The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18, 60, 61, 63, 64, 65, 66, 67, 68,
70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage
Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52,
53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81,
82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26,
30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49,
50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75,
76, 80, 81, 82, 83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27,
28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B),
Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).



The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On April 30, 2004, Quantitative Equity sub-account was merged into the US Large Cap sub-account through a vote of the board of directors.

On April 30, 2004, Balanced sub-account was merged into the Income & Value sub-account through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, LMFM Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders


1. ORGANIZATION (CONTINUED)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




Growth, John Hancock Strategic Income, John Hancock VST Int'l Equity Index -- Class A, John Hancock VST Int'l Equity Index -- Class B commenced operation.

On June 18, 2004, International Index sub-account was merged into the JH VST International Equity Index through a vote of the board of directors.

On August 16, 2004, three sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, and Scudder Growth Strategy commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operation.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.


(ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
     30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
     25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iii)Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(iv) Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
     TYP 10, 11, 13, 14,

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




       15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)    Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
       22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)   Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
       71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.


(vii)  Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
       91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
       58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.



(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.



(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.



(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.



(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.



(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     rider equal to an effective annual rate of 0.20%.


(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.



(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.



(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.



(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.


(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.


(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




     made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2004:

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 11,365,361      $ 94,525,482
Strategic Opportunities Portfolio -- Class B                                       13,995,058        12,469,770
Investment Quality Bond Portfolio -- Class A                                       32,189,669        76,790,473
Investment Quality Bond Portfolio -- Class B                                       35,692,576        34,178,557
Growth & Income Portfolio -- Class A                                               35,578,755       254,294,831
Growth & Income Portfolio -- Class B                                               54,940,840        44,380,352
Blue Chip Growth Portfolio -- Class A                                              31,090,381       176,756,503
Blue Chip Growth Portfolio -- Class B                                             102,994,502        68,082,476
Money Market Portfolio -- Class A                                                 416,870,224       548,261,919
Money Market Portfolio -- Class B                                                 333,468,656       330,924,451
Global Equity Portfolio -- Class A                                                 13,267,597        59,317,860
Global Equity Portfolio -- Class B                                                 14,771,478        10,533,784
Global Bond Portfolio -- Class A                                                   30,576,254        45,771,473
Global Bond Portfolio -- Class B                                                   93,129,977        58,388,023
U.S. Government Securities Portfolio -- Class A                                    43,475,403       112,744,856
U.S. Government Securities Portfolio -- Class B                                    90,275,697        96,062,563
Diversified Bond Portfolio -- Class A                                              27,777,328        64,900,675
Diversified Bond Portfolio -- Class B                                             403,788,154       154,428,451
Income & Value Portfolio -- Class A                                               106,692,049       104,925,455
Income & Value Portfolio -- Class B                                                90,781,931        56,399,806
Large Cap Growth Portfolio -- Class A                                              22,279,032        73,561,242
Large Cap Growth Portfolio -- Class B                                              46,848,887        41,183,441
Equity-Income Portfolio -- Class A                                                 74,941,243       156,490,238
Equity-Income Portfolio -- Class B                                                164,309,940       104,316,375
Strategic Bond Portfolio -- Class A                                                29,098,886        59,924,860
Strategic Bond Portfolio -- Class B                                                75,684,178        43,073,934
Overseas Portfolio -- Class A                                                      19,915,711        44,831,124
Overseas Portfolio -- Class B                                                      33,261,074        21,126,489
All Cap Core Portfolio -- Class A                                                  14,528,086        51,542,896
All Cap Core Portfolio -- Class B                                                   9,508,853         8,601,025
All Cap Growth Portfolio -- Class A                                                 8,993,078        70,052,465
All Cap Growth Portfolio -- Class B                                                22,228,428        19,776,830
International Small Cap Portfolio -- Class A                                       24,500,049        34,786,109
International Small Cap Portfolio -- Class B                                       36,160,350        25,004,474
Pacific Rim Emerging Markets Portfolio -- Class A                                  21,138,631        23,388,751

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES           SALES
                                                                                -------------------------------
Pacific Rim Emerging Markets Portfolio -- Class B                               $  30,952,614      $ 26,012,322
Science & Technology Portfolio -- Class A                                          31,663,706        93,174,159
Science & Technology Portfolio -- Class B                                          46,111,418        43,334,403
Emerging Small Company Portfolio -- Class A                                        22,216,281        52,775,425
Emerging Small Company Portfolio -- Class B                                        44,184,028        41,359,802
Aggressive Growth Portfolio -- Class A                                             12,529,983        51,721,733
Aggressive Growth Portfolio -- Class B                                             21,925,917        20,706,426
International Stock Portfolio -- Class A                                            9,154,709        22,159,008
International Stock Portfolio -- Class B                                           16,809,292        15,629,906
Quantitative Equity Portfolio -- Class A                                            2,385,858       121,902,508
Quantitative Equity Portfolio -- Class B                                              553,681         6,277,570
Value Portfolio -- Class A                                                         42,849,966        52,938,888
Value Portfolio -- Class B                                                         41,872,665        28,745,857
Real Estate Securities Portfolio -- Class A                                        44,309,190        48,572,327
Real Estate Securities Portfolio -- Class B                                        86,358,064        62,247,431
Balanced Portfolio -- Class A                                                       6,736,540        64,035,881
Balanced Portfolio -- Class B                                                       4,262,745        20,839,578
High Yield Portfolio -- Class A                                                    82,223,649       121,987,341
High Yield Portfolio -- Class B                                                   104,700,001        87,955,977
Lifestyle Aggressive 1000 Portfolio -- Class A                                     47,596,904        29,355,242
Lifestyle Aggressive 1000 Portfolio -- Class B                                    188,878,756       105,415,485
Lifestyle Growth 820 Portfolio -- Class A                                         161,628,715       125,492,391
Lifestyle Growth 820 Portfolio -- Class B                                       2,003,679,159       846,433,764
Lifestyle Balanced 640 Portfolio -- Class A                                       194,206,158       142,726,937
Lifestyle Balanced 640 Portfolio -- Class B                                     1,891,502,980       804,639,688
Lifestyle Moderate 460 Portfolio -- Class A                                        75,867,712        82,090,087
Lifestyle Moderate 460 Portfolio -- Class B                                       544,312,166       275,654,737
Lifestyle Conservative 280 Portfolio -- Class A                                    71,509,665        63,511,772
Lifestyle Conservative 280 Portfolio -- Class B                                   266,815,229       158,485,880
Small Company Value Portfolio -- Class A                                           60,687,703        74,741,936
Small Company Value Portfolio -- Class B                                          117,129,035        81,079,368
International Value Portfolio -- Class A                                           39,762,171        32,473,552
International Value Portfolio -- Class B                                           94,561,040        60,889,090
Small Company Blend Portfolio -- Class A                                           15,750,027        36,139,683
Small Company Blend Portfolio -- Class B                                           41,305,204        33,401,414
Total Return Portfolio -- Class A                                                  69,384,261       159,445,875
Total Return Portfolio -- Class B                                                 164,080,314       155,450,668
US Large Cap Value Portfolio -- Class A                                           143,508,860        80,940,113

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                 -------------------------------
US Large Cap Value Portfolio -- Class B                                          $ 70,935,317       $ 52,608,401
Mid Cap Stock Portfolio -- Class A                                                 40,758,772         45,790,968
Mid Cap Stock Portfolio -- Class B                                                 76,600,474         58,917,879
Global Allocation Portfolio -- Class A                                             13,095,418         12,495,122
Global Allocation Portfolio -- Class B                                             45,298,207         19,513,382
Dynamic Growth Portfolio -- Class A                                                 8,729,972         28,480,419
Dynamic Growth Portfolio -- Class B                                                15,587,481         20,069,396
International Index -- Class A                                                      3,668,202         23,233,988
International Index -- Class B                                                      4,409,389         20,776,141
Total Stock Market Index Portfolio -- Class A                                       9,463,693         13,214,420
Total Stock Market Index Portfolio -- Class B                                      19,620,500         17,678,578
500 Index Portfolio -- Class A                                                     39,978,015         59,325,875
500 Index Portfolio -- Class B                                                     65,291,464         52,001,441
Mid Cap Index Portfolio -- Class A                                                 15,426,019         23,220,663
Mid Cap Index Portfolio -- Class B                                                 33,228,595         26,006,286
Small Cap Index Portfolio -- Class A                                               15,365,085         28,256,014
Small Cap Index Portfolio -- Class B                                               30,869,615         24,836,989
Capital Appreciation Portfolio -- Class A                                           9,976,506         15,182,645
Capital Appreciation Portfolio -- Class B                                          17,948,557         18,003,693
Health Sciences Portfolio -- Class A                                               29,667,467         33,622,979
Health Sciences Portfolio -- Class B                                               53,980,893         41,323,865
Financial Services Portfolio -- Class A                                            10,474,066         16,115,449
Financial Services Portfolio -- Class B                                            24,250,391         22,179,760
Quantitative Mid Cap Portfolio -- Class A                                           7,759,873          5,597,157
Quantitative Mid Cap Portfolio -- Class B                                           8,858,306          6,125,524
Strategic Growth Portfolio -- Class A                                               8,589,788         17,727,951
Strategic Growth Portfolio -- Class B                                              16,174,201         15,243,195
All Cap Value Portfolio -- Class A                                                 26,140,039         21,922,019
All Cap Value Portfolio -- Class B                                                 49,451,512         30,961,590
Strategic Value Portfolio -- Class A                                               14,549,958         17,818,858
Strategic Value Portfolio -- Class B                                               17,670,741         13,562,784
Utilities Portfolio -- Class A                                                     17,974,429         11,938,852
Utilities Portfolio -- Class B                                                     26,287,391         17,991,615
Mid Cap Value Portfolio -- Class A                                                 62,947,226         54,464,310
Mid Cap Value Portfolio -- Class B                                                125,648,136         84,542,065
Fundamental Value Portfolio -- Class A                                             40,466,336         40,213,325
Fundamental Value Portfolio -- Class B                                            118,752,732         72,927,218
Emerging Growth Portfolio -- Class B                                               14,924,895         10,913,742

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                  PURCHASES            SALES
                                                                                -------------------------------
Natural Resources Portfolio -- Class B                                          $ 104,474,194      $ 60,132,058
Mid Cap Core Portfolio -- Class B                                                  41,919,287        25,279,942
Quantitative All Cap Portfolio -- Class B                                           3,236,703         1,841,209
Large Cap Value Portfolio -- Class B                                               55,340,456        29,570,685
Small Cap Opportunities Portfolio -- Class B                                       40,775,783        28,853,856
Special Value Portfolio -- Class B                                                 11,599,808         7,255,145
Real Return Bond Portfolio -- Class B                                             157,420,098       102,673,997
Great Companies America Portfolio -- Class B                                          856,933         1,109,163
American International Portfolio  -- Class B                                      335,084,536       144,066,068
American Growth Portfolio -- Class B                                              663,224,427       321,956,131
American Blue-Chip Income & Growth Portfolio -- Class B                           155,414,005        89,195,447
American Growth-Income Portfolio -- Class B                                       573,951,578       265,506,923
American Century - Small Company  Class B                                           9,884,593         3,635,435
PIMCO VIT All Asset Portfolio                                                      25,991,042        10,993,626
Core Equity  Class B                                                               39,480,981        15,315,003
Classic Value  Class B                                                             12,164,654         5,174,092
Quantitative Value  -- Class B                                                        880,896           457,082
US Global Leaders Growth                                                            5,162,906         1,903,261
Strategic Income  Class B                                                          11,055,655         4,299,192
John Hancock VST Int'l Eq Index -- Class A                                         24,115,812         4,470,975
John Hancock VST Int'l Eq Index  -- Class B                                        31,491,953        11,611,466
Scudder 21st Century Growth Portfolio -- Class B                                    3,735,182         3,034,610
Scudder Capital Growth Portfolio -- Class B                                         5,828,039         1,567,956
Scudder Global Discovery Portfolio -- Class B                                       6,219,453         1,303,113
Scudder Growth & Income Portfolio -- Class B                                        9,582,844         3,138,947
Scudder Health Sciences Portfolio -- Class B                                        5,540,162         1,394,799
Scudder International Portfolio -- Class B                                         13,806,730         2,043,147
Scudder Aggressive Growth Portfolio -- Class B                                      1,404,837           344,683
Scudder Blue Chip Portfolio -- Class B                                             10,399,650         1,633,152
Scudder Contarian Value Portfolio -- Class B                                       14,963,923         3,053,210
Scudder Global Blue Chip Portfolio -- Class B                                       2,385,592           457,016
Scudder Government Securities Portfolio -- Class B                                 21,098,872        15,009,851
Scudder Growth Portfolio -- Class B                                                 6,317,625           775,059
Scudder High Income Portfolio -- Class B                                           16,511,098         6,743,112
Scudder International Select Equity Portfolio -- Class B                           11,862,452         1,987,043
Scudder Fixed Income Portfolio -- Class B                                          35,589,960         7,771,940
Scudder Money Market Portfolio -- Class B                                          38,077,122        54,416,508
Scudder Small Cap Growth Portfolio -- Class B                                       7,836,830         1,367,268

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)


                   Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES               SALES
                                                                                  ------------------------------------
Scudder Technology Growth Portfolio -- Class B                                    $      4,661,774     $     1,549,418
Scudder Total Return Portfolio -- Class B                                                6,107,932           1,587,120
Scudder Davis Venture Value Portfolio -- Class B                                        17,984,796           2,148,051
Scudder Dreman Financial Services Portfolio -- Class B                                   4,141,093           1,061,849
Scudder Dreman High Return Equity Portfolio -- Class B                                  29,987,055           5,143,751
Scudder Dreman Small Cap Value Portfolio -- Class B                                     17,717,111           3,516,987
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                             13,589,812           2,403,365
Scudder Focus Value & Growth Portfolio -- Class B                                        3,158,230             837,284
Scudder Index 500 Portfolio -- Class B                                                  29,997,133          15,143,689
Scudder Invesco Dynamic Growth Portfolio -- Class B                                      1,577,335             561,944
Scudder Janus Growth & Income Portfolio -- Class B                                       8,246,199           1,895,807
Scudder Janus Growth Opportunities Portfolio -- Class B                                  1,941,253             620,100
Scudder MFS Strategic Value Portfolio -- Class B                                        13,765,633           2,105,370
Scudder Oak Strategic Equity Portfolio -- Class B                                        8,743,244           1,762,218
Scudder Turner Mid Cap Growth Portfolio -- Class B                                       6,534,621           2,101,147
Scudder Real Estate Portfolio -- Class B                                                10,017,206           1,838,014
Scudder Strategic Income Portfolio -- Class B                                            8,895,744           2,545,213
Scudder Conservative Income Strategy                                                       607,751              57,013
Scudder Growth & Income Strategy                                                        21,865,826             803,326
Scudder Income & Growth Strategy                                                         8,231,728             935,210
Scudder Growth Strategy                                                                 31,946,844             948,764
Scudder Templeton Foreign Value                                                            104,406                 271
Scudder Mercury Large Cap Core                                                             447,272                 413
Alger American Balanced Portfolio -- Class B                                            10,973,243           3,647,171
Alger American Leveraged All Cap Portfolio -- Class B                                    3,565,916             974,903
Credit Suisse Emerging Markets Portfolio -- Class B                                      4,153,733             909,085
Credit Suisse Global Post Venture Capital Portfolio -- Class B                           1,191,619             463,621
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                              466,924             208,015
Dreyfus IP Midcap Stock Portfolio -- Class B                                            13,087,537           2,155,584
Invesco Utilities Portfolio -- Class B                                                   1,340,587             663,122
Basic Value Focus Portfolio -- Class A                                                     891,153           5,536,421
Small Cap Value Focus Portfolio -- Class A                                               2,440,555           2,843,427
Global Allocation Portfolio -- Class B                                                     139,050             398,779

                                                                                  ------------------------------------
Total                                                                             $ 13,444,111,387     $ 9,916,055,417
                                                                                  ------------------------------------

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                               STRATEGIC OPPORTUNITIES TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                     2001
                            -----------------------   -----------------------   -----------------------  -----------------------
Units, beginning of period               23,975,214                28,763,592                35,863,305               38,289,671
Units issued                                770,830                 4,632,461                 8,220,338               11,998,315
Units redeemed                           (4,880,029)               (9,420,839)              (15,320,051)             (14,424,681)
                            -----------------------   -----------------------   -----------------------  -----------------------

Units, end of period                     19,866,713                23,975,214                28,763,592               35,863,305
                            =======================   =======================   =======================  =======================

Unit value                  $8.090001 TO $41.811179   $7.334049 to $37.711536   $5.933797 to $30.356953  $9.866815 to $50.221375

Net assets, end of period   $           403,597,796   $           441,202,853   $           428,283,621  $           900,475,404

Investment income ratio*                       0.09%                     0.00%                     0.00%                    0.50%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
  highest***                        10.20% TO 11.81%          23.47% to 25.28%       (39.92%) to (39.04%)       (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC OPPORTUNITIES TRUST B
                            -------------------------------------------------------------------------
                                    2004                      2003                       2002
                            ------------------------  -----------------------  ----------------------
Units, beginning of period                 2,145,098                1,104,414                       0
Units issued                               1,480,786                2,060,340               1,211,625
Units redeemed                            (1,296,094)              (1,019,656)               (107,211)
                            ------------------------  -----------------------  ----------------------

Units, end of period                       2,329,790                2,145,098               1,104,414
                            ========================  =======================  ======================

Unit value                  $10.867778 TO $16.008128  $9.831290 to $14.525009  $7.956590 to $8.263137

Net assets, end of period   $             26,005,890  $            21,670,255  $            9,024,266

Investment income ratio*                        0.02%                    0.00%                   0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%           0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to
  highest***                         10.10% TO 11.88%         16.12% to 25.05%     (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                      2003                      2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               12,230,819                16,073,713                15,137,400                 11,628,596
Units issued                                987,804                 2,094,543                 7,414,661                  8,502,029
Units redeemed                           (3,625,007)               (5,937,437)               (6,478,348)                (4,993,225)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,593,616                12,230,819                16,073,713                 15,137,400
                           ========================  ========================  ========================   ========================

Unit value                 $14.646103 TO $30.017391  $14.242579 to $29.012843  $13.525539 to $27.385094   $12.539051 to $25.233827

Net assets, end of period  $            204,557,706  $            253,171,307  $            313,900,631   $            280,574,001

Investment income ratio*                       6.19%                     5.33%                     5.23%                      5.86%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          2.83% TO 4.34%            5.30% to 6.84%            7.87% to 9.44%             0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESTMENT QUALITY BOND TRUST B
                           ----------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------- ------------------------
Units, beginning of period                3,867,454                 1,956,561                         0
Units issued                              2,345,400                 3,423,230                 2,266,599
Units redeemed                           (2,409,001)               (1,512,337)                 (310,038)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      3,803,853                 3,867,454                 1,956,561
                           ========================  ========================  ========================

Unit value                 $13.038177 TO $14.941909  $12.717659 to $14.342633  $13.311657 to $13.434847

Net assets, end of period  $             55,107,583  $             54,453,733  $             26,123,571

Investment income ratio*                       4.96%                     6.83%                     0.24%

Expense ratio, lowest
  to highest**                        0.45% TO 2.05%            0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to
  highest***                          2.52% TO 4.18%            1.74% to 6.76%            6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GROWTH & INCOME TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------ ------------------------
Units, beginning of period               57,446,197                66,593,302                80,873,880                85,299,596
Units issued                              1,438,015                 4,330,626                 8,302,786                12,270,437
Units redeemed                          (10,791,221)              (13,477,731)              (22,583,364)              (15,696,153)
                            -----------------------   -----------------------   -----------------------  ------------------------

Units, end of period                     48,092,991                57,446,197                66,593,302                80,873,880
                            =======================   =======================   =======================  ========================

Unit value                  $9.861332 TO $30.370984   $9.399287 to $28.846586   $7.556172 to $23.109098  $10.162651 to $30.971701

Net assets, end of period   $         1,114,409,905   $         1,271,216,568   $         1,189,608,530  $          1,976,732,840

Investment income ratio*                       0.88%                     1.01%                     0.65%                     0.41%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                          4.76% TO 6.29%          24.21% to 26.02%       (25.76%) to (24.67%)       (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      GROWTH & INCOME TRUST B
                            ---------------------------------------------------------------------------
                                      2004                       2003                      2002
                            ------------------------- ------------------------- -----------------------
Units, beginning of period                 6,966,652                 3,162,441                        0
Units issued                               4,879,441                 5,036,572                3,500,177
Units redeemed                            (3,981,495)               (1,232,361)                (337,736)
                            ------------------------  ------------------------  -----------------------

Units, end of period                       7,864,598                 6,966,652                3,162,441
                            ========================  ========================  =======================

Unit value                  $12.412328 TO $15.559539  $11.843741 to $14.891503  $9.525105 to $10.375910

Net assets, end of period   $            103,786,549  $             87,718,980  $            32,065,912

Investment income ratio*                        0.65%                     1.31%                    0.02%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to
  highest***                           4.38% TO 6.07%          19.05% to 25.84%      (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   BLUE CHIP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------- ------------------------- ------------------------   -----------------------
Units, beginning of period                48,830,767                55,143,345               65,796,072                 68,424,127
Units issued                               1,862,535                 6,338,193                8,593,015                 13,661,645
Units redeemed                            (9,556,142)              (12,650,771)             (19,245,742)               (16,289,700)
                            ------------------------  ------------------------  -----------------------    -----------------------

Units, end of period                      41,137,160                48,830,767               55,143,345                 65,796,072
                            ========================  ========================  =======================    =======================

Unit value                  $ 9.807280 TO $21.626140  $9.153842 to $ 20.165015  $7.211675 to $15.870738    $9.689796 to $21.302974

Net assets, end of period                759,231,872  $            840,948,129  $           748,537,843    $         1,215,555,449

Investment income ratio*                        0.12%                     0.04%                    0.00%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.98% TO 8.54%          26.74% to 28.59%      (25.69%) to (24.60%)        (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      BLUE CHIP GROWTH TRUST B
                            -----------------------------------------------------------------------------
                                      2004                        2003                     2002
                            ------------------------- -------------------------   -----------------------
Units, beginning of period                 7,295,955                 3,412,751                          0
Units issued                               8,801,633                 5,659,677                  3,698,126
Units redeemed                            (5,945,760)               (1,776,473)                  (285,375)
                            ------------------------  ------------------------    -----------------------

Units, end of period                      10,151,828                 7,295,955                  3,412,751
                            ========================  ========================    =======================

Unit value                  $12.942556 TO $15.705218  $12.090745 to $14.715763    $9.527205 to $10.290923

Net assets, end of period   $            138,678,457  $             93,168,042    $            34,460,397

Investment income ratio*                        0.06%                     0.19%                      0.00%

Expense ratio, lowest to
  highest**                            0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
  highest***                           6.62% TO 8.34%          17.65% to 28.44%        (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MONEY MARKET TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                       2003                       2002                     2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,177,087                56,776,128                65,338,944                41,114,369
Units issued                              28,360,526                71,126,276               140,458,904               197,491,069
Units redeemed                           (37,012,400)              (96,725,317)             (149,021,720)             (173,266,494)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      22,525,213                31,177,087                56,776,128                65,338,944
                            ========================  ========================  ========================  ========================

Unit value                  $12.134914 TO $18.822668  $12.269168 to $18.915167  $12.432238 to $19.050311  $12.523480 to $19.073731

Net assets, end of period   $            343,103,484  $            474,913,251  $            862,061,014  $          1,001,127,335

Investment income ratio*                        0.77%                     0.60%                     1.17%                     3.34%

Expense ratio, lowest
  to highest**                         0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
  highest***                         (1.09%) TO 0.35%          (1.31%) to 0.13%          (0.73%) to 0.72%            0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 MONEY MARKET TRUST B
                                                      -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                      ------------------------  ------------------------  -------------------------
Units, beginning of period                                          13,360,390                15,049,329                          0
Units issued                                                        28,434,433                44,120,139                 47,218,626
Units redeemed                                                     (28,077,198)              (45,809,078)               (32,169,297)
                                                      ------------------------  ------------------------  -------------------------

Units, end of period                                                13,717,625                13,360,390                 15,049,329
                                                      ========================  ========================  =========================

Unit value                                            $12.077955 TO $12.548983  $12.236045 to $12.529721   $12.420152 to $12.538332

Net assets, end of period                             $            166,751,889  $            164,148,916   $            187,189,382

Investment income ratio*                                                  0.53%                     0.54%                      0.63%

Expense ratio, lowest to highest**                               0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             (1.44%) TO 0.15%         (1.51%) to (0.07%)          (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL EQUITY TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                    2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               14,732,770                18,038,233                21,611,381                 24,643,214
Units issued                                521,755                 6,422,788                12,466,118                 10,275,336
Units redeemed                           (2,696,734)               (9,728,251)              (16,039,266)               (13,307,169)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     12,557,791                14,732,770                18,038,233                 21,611,381
                           ========================  ========================   =======================   ========================

Unit value                 $11.773610 TO $25.580338  $10.446602 TO $22.606366   $8.344776 to $17.985999   $10.503647 to $22.548612

Net assets, end of period  $            284,712,455  $            297,329,407   $           289,283,925   $            441,635,347

Investment income ratio*                       1.76%                     0.94%                     1.40%                      2.46%

Expense ratio, lowest
  to highest**                        0.45% TO 1.90%            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
    highest***                      12.59% TO 14.24%          25.06% TO 26.89%       (20.63%) to (19.47%)        (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 GLOBAL EQUITY TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------   ------------------------  ------------------------
Units, beginning of period                                          1,441,040                    801,191                         0
Units issued                                                        1,191,629                  2,480,392                 1,648,948
Units redeemed                                                       (871,952)                (1,840,543)                 (883,757)
                                                     ------------------------   ------------------------  ------------------------

Units, end of period                                                1,760,717                  1,441,040                   801,191
                                                     ========================   ========================  ========================

Unit value                                           $14.349048 TO $16.931332   $12.737013 to $15.074458  $10.177657 to $10.401869

Net assets, end of period                            $             25,596,023   $             18,591,440  $              8,254,640

Investment income ratio*                                                 1.27%                      1.29%                     0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***                            12.21% TO 14.02%           20.52% to 26.66%       (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period                6,593,619                 7,138,701                 4,880,134                  5,937,540
Units issued                              1,266,071                 3,004,255                 5,224,911                  3,177,540
Units redeemed                           (2,097,496)               (3,549,337)               (2,966,344)                (4,234,946)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      5,762,194                 6,593,619                 7,138,701                  4,880,134
                           ========================  ========================  ========================   ========================

Unit value                 $18.019638 TO $28.591497  $16.642888 to $26.301362  $14.614053 to $23.113561   $12.220839 to $19.512793

Net assets, end of period  $            140,271,248  $            148,103,843  $            141,843,968   $             86,117,366

Investment income ratio*                       3.93%                     3.57%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          8.16% TO 9.75%          13.22% to 14.88%          17.86% to 19.58%           (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   GLOBAL BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,612,071                 1,415,346                          0
Units issued                                                        5,667,183                 4,738,071                  1,961,064
Units redeemed                                                     (3,643,807)               (2,541,346)                  (545,718)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                5,635,447                 3,612,071                  1,415,346
                                                     ========================  ========================   ========================

Unit value                                           $14.461843 TO $18.331732  $13.411572 to $16.932377   $14.277221 to $14.946973

Net assets, end of period                            $            100,044,066  $             59,181,660   $             20,448,895

Investment income ratio*                                                 2.53%                     4.47%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              7.83% TO 9.57%           7.29% to 14.65%           14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               15,859,265                23,770,516                16,673,668                 11,427,813
Units issued                              2,018,887                 4,364,472                15,531,221                 12,690,984
Units redeemed                           (6,089,437)              (12,275,723)               (8,434,373)                (7,445,129)
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, end of period                     11,788,615                15,859,265                23,770,516                 16,673,668
                           ========================  ========================  ========================   ========================

Unit value                 $13.536977 TO $22.869318  $13.410281 to $22.541971  $13.434646 to $22.470272   $12.678773 to $21.100300

Net assets, end of period  $            222,724,666  $            293,850,533  $            439,203,145   $            302,476,585

Investment income ratio*                       2.04%                     3.66%                     3.32%                      5.33%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          0.94% TO 2.42%          (0.18%) to 1.28%            5.96% to 7.51%             1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           U.S. GOVERNMENT SECURITIES TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                        2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          9,713,190                 7,343,725                          0
Units issued                                                        6,655,275                12,726,050                  9,075,441
Units redeemed                                                     (7,254,474)              (10,356,585)                (1,731,716)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                9,113,991                 9,713,190                  7,343,725
                                                     ========================  ========================   ========================

Unit value                                           $12.461012 TO $13.656401  $12.385790 to $13.357923   $13.086765 to $13.228371

Net assets, end of period                            $            120,990,121  $            127,552,335   $             96,468,024

Investment income ratio*                                                 1.51%                     4.81%                      0.06%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             0.61% TO $2.23%           (0.91) to 1.14%             4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DIVERSIFIED BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                       2002                       2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               10,294,272                12,536,790                11,370,436                  8,434,436
Units issued                              1,070,092                 1,659,659                 4,951,172                  7,552,355
Units redeemed                           (3,168,626)               (3,902,177)               (3,784,818)                (4,616,355)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      8,195,738                10,294,272                12,536,790                 11,370,436
                           ========================  ========================  ========================   ========================

Unit value                  13.983764 TO $23.179420  $13.724016 to $22.635102  $13.371638 to $21.943927   $12.664622 to $20.680033

Net assets, end of period  $            166,008,547  $            204,621,472  $            240,995,255   $            210,799,855

Investment income ratio*                       4.39%                     4.96%                     4.25%                      5.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          1.89% TO 3.38%            2.64% to 4.13%            5.58% to 7.12%             1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                DIVERSIFIED BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          3,325,961                 1,587,871                          0
Units issued                                                       29,762,429                 3,564,109                  1,784,666
Units redeemed                                                    (11,493,905)               (1,826,019)                  (196,795)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               21,594,485                 3,325,961                  1,587,871
                                                     ========================  ========================   ========================

Unit value                                           $12.722519 TO $14.270229  $12.529076 TO $13.829583   $13.160436 to $13.282245

Net assets, end of period                            $            298,211,704  $             45,096,105   $             20,936,204

Investment income ratio*                                                 1.28%                     6.19%                      0.13%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              1.54% TO 3.19%            0.23% TO 4.12%             5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                      2001
                           ------------------------  ------------------------   -----------------------   ------------------------
Units, beginning of period               20,994,061                22,737,015                23,565,017                 22,701,648
Units issued                              5,367,062                 3,052,198                 6,857,086                  8,013,287
Units redeemed                           (4,866,232)               (4,795,152)               (7,685,088)                (7,149,918)
                           ------------------------  ------------------------   -----------------------   ------------------------

Units, end of period                     21,494,891                20,994,061                22,737,015                 23,565,017
                           ========================  ========================   =======================   ========================

Unit value                 $13.030695 TO $25.138132  $12.326232 to $23.683960   $9.922116 to $18.988592   $12.016868 to $22.905535

Net assets, end of period  $            474,086,542  $            443,553,148   $           386,995,037   $            496,373,021

Investment income ratio*                       1.28%                     1.98%                     2.09%                      2.69%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          5.61% TO 7.16%          24.11% to 25.92%       (17.51%) to (16.31%)          (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 INCOME & VALUE TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          5,630,638                 2,049,195                          0
Units issued                                                        7,121,229                 4,310,886                  2,278,253
Units redeemed                                                     (4,501,164)                 (729,443)                  (229,058)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                8,250,703                 5,630,638                  2,049,195
                                                     ========================  ========================   ========================

Unit value                                           $13.730294 TO $15.195817  $12.995332 to $14.425737   $10.461390 to $10.920928

Net assets, end of period                            $            116,251,461  $             75,170,511   $             22,042,973

Investment income ratio*                                                 0.90%                     2.22%                      0.08%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              5.23% TO 6.93%          15.33% to 25.72%        (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     LARGE CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                       2001
                            -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period               21,383,687                24,587,625                25,410,406                 22,585,181
Units issued                              1,762,797                 5,684,990                10,367,523                 14,281,211
Units redeemed                           (4,904,349)               (8,888,928)              (11,190,304)               (11,455,986)
                            -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                     18,242,135                21,383,687                24,587,625                 25,410,406
                            =======================   =======================   =======================   ========================

Unit value                  $8.594678 TO $19.205427   $8.238003 to $18.343918   $6.689181 to $14.843099   $ 8.821694 to $19.506566

Net assets, end of period   $           281,593,747   $           317,221,851   $           295,254,201   $            410,765,326

Investment income ratio*                       0.28%                     0.27%                     0.33%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.17% TO 5.70%          22.97% to 24.76%       (24.29%) to (23.18%)        (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          6,184,532                 3,039,530                          0
Units issued                                                        4,261,528                 4,362,861                  3,280,916
Units redeemed                                                     (3,717,780)               (1,217,859)                  (241,386)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                6,728,280                 6,184,532                  3,039,530
                                                     ========================  ========================    =======================

Unit value                                           $12.285043 TO $15.239625  $11.782886 to $14.660737    $9.564734 to $10.174875

Net assets, end of period                            $             86,234,800  $             76,079,459    $            30,394,035

Investment income ratio*                                                 0.16%                     0.45%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              3.84% TO 5.52%          17.21% to 24.68%        (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                        2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               34,642,295                38,909,746                39,307,090                 32,338,365
Units issued                              2,837,270                 5,234,668                11,921,567                 16,106,909
Units redeemed                           (6,518,572)               (9,502,119)              (12,318,911)                (9,138,184)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                     30,960,993                34,642,295                38,909,746                 39,307,090
                           ========================  ========================  ========================   ========================

Unit value                 $14.332181 TO $30.000369  $12.723328 to $26.499566  $10.326336 to $21.400057   $12.136595 to $25.025958

Net assets, end of period  $            775,420,288  $            772,000,521  $            702,058,453   $            861,148,763

Investment income ratio*                       1.29%                     1.52%                     1.38%                      1.66%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        12.64% TO 14.29%          23.21% to 25.01%       (14.92%) to (13.67%)          (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                EQUITY-INCOME TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                       2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                         13,005,362                 6,022,354                          0
Units issued                                                       13,077,116                 8,503,892                  6,420,660
Units redeemed                                                     (8,676,113)               (1,520,884)                  (398,306)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                               17,406,365                13,005,362                  6,022,354
                                                     ========================  ========================   ========================

Unit value                                           $14.383246 TO $16.846085  $12.791261 to $14.989021   $10.395821 to $10.702893

Net assets, end of period                            $            254,336,496  $            168,285,336   $             63,022,582

Investment income ratio*                                                 0.89%                     1.96%                      0.02%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            12.28% TO 14.09%          19.83% to 24.84%        (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                    2004                      2003                       2002                      2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period               11,041,510                11,908,603                12,916,819                 14,303,190
Units issued                              1,218,440                 2,976,542                 4,775,012                  6,087,151
Units redeemed                           (3,110,015)               (3,843,635)               (5,783,228)                (7,473,522)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      9,149,935                11,041,510                11,908,603                 12,916,819
                           ========================  ========================  ========================   ========================

Unit value                 $15.691734 TO $20.419462  $14.994155 to $19.414151  $13.509914 to $17.405164   $12.636812 to $16.199150

Net assets, end of period  $            177,185,292  $            203,675,077  $            198,412,514   $            202,116,506

Investment income ratio*                       3.79%                     4.79%                     7.04%                      7.63%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.65% TO 6.18%          10.99% to 12.61%            6.91% to 8.47%             1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                STRATEGIC BOND TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                       2002
                                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                                          2,753,347                 1,004,205                          0
Units issued                                                        5,187,139                 2,619,423                  1,210,957
Units redeemed                                                     (3,021,061)                 (870,281)                  (206,752)
                                                     ------------------------  ------------------------   ------------------------

Units, end of period                                                4,919,425                 2,753,347                  1,004,205
                                                     ========================  ========================   ========================

Unit value                                           $13.488853 TO $15.631114  $12.941526 to $14.758224   $13.007548 to $13.217126

Net assets, end of period                            $             74,721,122  $             40,004,665   $             13,130,517

Investment income ratio*                                                 2.33%                     5.53%                      0.23%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.23% TO 5.91%           3.53% to 12.42%             4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   OVERSEAS TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           ------------------------   -----------------------    ----------------------    -----------------------
Units, beginning of period               15,746,947                19,196,419                23,474,330                 26,265,795
Units issued                              1,701,800                12,947,113                29,050,673                 33,422,515
Units redeemed                           (3,673,595)              (16,396,585)              (33,328,584)               (36,213,980)
                           ------------------------   -----------------------    ----------------------    -----------------------

Units, end of period                     13,775,152                15,746,947                19,196,419                 23,474,330
                           ========================   =======================    ======================    =======================

Unit value                 $10.427174 TO $13.668010   $9.492621 to $12.436745    $6.716070 to $8.794649    $8.700270 to $11.387239

Net assets, end of period  $            175,639,842   $           182,371,134    $          156,830,747    $           247,747,125

Investment income ratio*                       0.38%                     0.49%                     0.59%                      0.29%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                         9.68% TO 11.29%          41.13% to 43.19%       (22.92%) to (21.79%)        (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  OVERSEAS TRUST B
                                                     -----------------------------------------------------------------------------
                                                                2004                    2003                       2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          1,701,469                   922,220                          0
Units issued                                                        2,548,986                10,501,642                  8,061,406
Units redeemed                                                     (1,672,986)               (9,722,393)                (7,136,186)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,577,469                 1,701,469                    922,220
                                                     ========================  ========================    =======================

Unit value                                           $14.862517 TO $19.596154  $13.578018 to $17.911537    $9.629170 to $10.010302

Net assets, end of period                            $             39,282,194  $             23,426,728    $             8,975,960

Investment income ratio*                                                 0.25%                     0.68%                      0.03%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                             9.30% TO 11.06%          41.01% to 43.48%        (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                      2001
                           ------------------------   -----------------------   -----------------------    -----------------------
Units, beginning of period               15,007,303                18,263,260                23,810,588                 29,254,951
Units issued                              1,025,677                 5,959,819                 5,474,780                  7,866,991
Units redeemed                           (3,586,980)               (9,215,776)              (11,022,108)               (13,311,354)
                           ------------------------   -----------------------   -----------------------    -----------------------

Units, end of period                     12,446,000                15,007,303                18,263,260                 23,810,588
                           ========================   =======================   =======================    =======================

Unit value                  $7.623095 TO $17.113549   $6.669038 to $14.919288   $5.159206 to $11.501386    $7.022468 to $15.600316

Net assets, end of period   $           188,028,645   $           197,675,353   $           186,890,818    $           331,290,715

Investment income ratio*                       0.46%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        14.13% TO 15.81%          29.07% to 30.95%       (26.64%) to (25.57%)        (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 ALL CAP CORE TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                      2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                            737,054                   413,748                          0
Units issued                                                          724,347                 1,349,765                    679,616
Units redeemed                                                       (656,998)               (1,026,459)                  (265,868)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                  804,403                   737,054                    413,748
                                                     ========================  ========================    =======================

Unit value                                           $13.843354 TO $17.338072  $12.127142 to $15.234341    $9.392813 to $10.603738

Net assets, end of period                            $             12,196,406  $              9,712,856    $             4,201,973

Investment income ratio*                                                 0.30%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                            13.70% TO 15.53%          21.79% to 30.67%        (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                        2001
                            -----------------------  ------------------------   -----------------------    -----------------------
Units, beginning of period               22,058,389                26,212,673                33,232,943                 33,687,155
Units issued                                664,731                 4,998,948                 7,290,396                 14,390,104
Units redeemed                           (4,424,845)               (9,153,232)              (14,310,666)               (14,844,316)
                            -----------------------  ------------------------   -----------------------    -----------------------

Units, end of period                     18,298,275                22,058,389                26,212,673                 33,232,943
                            =======================  ========================   =======================    =======================

Unit value                  $7.653722 TO $17.888430  $ 7.312204 to $17.030370   $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period   $           288,178,529  $            331,738,199   $           310,480,279    $           532,334,423

Investment income ratio*                       0.00%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                          4.51% TO 6.04%          26.81% to 28.66%       (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                ALL CAP GROWTH TRUST B
                                                     -----------------------------------------------------------------------------
                                                               2004                      2003                     2002
                                                     ------------------------  ------------------------    -----------------------
Units, beginning of period                                          2,358,967                 1,153,845                          0
Units issued                                                        1,946,274                 2,562,347                  1,268,098
Units redeemed                                                     (1,715,646)               (1,357,225)                  (114,253)
                                                     ------------------------  ------------------------    -----------------------

Units, end of period                                                2,589,595                 2,358,967                  1,153,845
                                                     ========================  ========================    =======================

Unit value                                           $12.542810 TO $15.618245  $11.992594 to $14.978110    $9.451441 to $10.098271

Net assets, end of period                            $             34,155,285  $             29,734,149    $            11,482,174

Investment income ratio*                                                 0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                              0.45% TO 2.05%            0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***                              4.17% TO 5.85%          19.75% to 28.42%        (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                        North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL SMALL CAP TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                        2003                       2002                    2001
                           ------------------------   ------------------------  -----------------------    -----------------------
Units, beginning of period                7,269,054                 7,906,160                 9,953,578                 11,973,322
Units issued                              1,610,404                 1,672,494                 6,021,668                 14,337,064
Units redeemed                           (2,165,305)               (2,309,600)               (8,069,086)               (16,356,808)
                           ------------------------   ------------------------  -----------------------    -----------------------

Units, end of period                      6,714,153                 7,269,054                 7,906,160                  9,953,578
                           ========================   ========================  =======================    =======================

Unit value                 $10.063969 TO $19.174442   $8.460002 to $16.062039   $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period  $            122,001,169   $           111,030,873   $            79,096,093    $           121,449,107

Investment income ratio*                       0.12%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest to
  highest**                           0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
  highest***                        18.78% TO 20.52%          52.03% to 54.25%       (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        INTERNATIONAL SMALL CAP TRUST B
                                               ---------------------------------------------------------------------------------
                                                         2004                       2003                          2002
                                               ------------------------   ------------------------       -----------------------
Units, beginning of period                                    1,415,110                    475,964                             0
Units issued                                                  2,346,466                  2,228,980                     4,698,900
Units redeemed                                               (1,639,208)                (1,289,834)                   (4,222,936)
                                               ------------------------   ------------------------       -----------------------

Units, end of period                                          2,122,368                  1,415,110                       475,964
                                               ========================   ========================       =======================

Unit value                                     $17.746163 TO $21.319236   $14.964601 to $17.986631       $9.856697 to $10.206568

Net assets, end of period                      $             38,395,531   $             21,492,310       $             4,749,217

Investment income ratio*                                           0.08%                      0.00%                         0.00%

Expense ratio, lowest to highest**                        0.45% TO 2.05%             0.45% to 2.05%                0.45% to 1.90%

Total return, lowest to highest***                      18.41% TO 20.32%           43.80% to 54.04%           (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST A
                              --------------------------------------------------------------------------------------------------
                                       2004                      2003                     2002                     2001
                              -----------------------  -----------------------  -----------------------  -----------------------
Units, beginning of period                  4,610,424                4,697,629                5,504,185                6,488,328
Units issued                                2,171,053                2,658,863               18,214,307               24,024,825
Units redeemed                             (2,439,231)              (2,746,068)             (18,570,863)             (25,458,968)
                              -----------------------  -----------------------  -----------------------  -----------------------

Units, end of period                        4,342,246                4,610,424                4,697,629                5,054,185
                              =======================  =======================  =======================  =======================

Unit value                    $9.825937 TO $16.166820  $8.536943 to $14.067127  $6.161288 to $10.167731  $7.154529 to $11.824607

Net assets, end of period     $            45,135,643  $            41,381,634  $            30,140,478  $            37,254,151

Investment income ratio*                         0.45%                    0.15%                    0.12%                    0.41%

Expense ratio, lowest
 to highest**                           0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%           1.40% to 1.90%

Total return, lowest
 to highest***                        14.70% TO 16.37%         38.07% to 40.09%      (14.18%) to (12.93%)      (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         PACIFIC RIM EMERGING MARKETS TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                          1,301,100                    415,749                         0
Units issued                                        2,071,258                  4,480,850                 2,486,091
Units redeemed                                     (1,753,324)                (3,595,499)               (2,070,342)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,619,034                  1,301,100                   415,749
                                     ========================   ========================   =======================

Unit value                           $15.636854 TO $20.920290   $13.645273 to $18.264938   $9.896593 to $10.687117

Net assets, end of period            $             26,155,337   $             18,416,249   $             4,205,991

Investment income ratio*                                 0.34%                      0.21%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            14.42% TO 16.27%           37.88% to 46.31%       (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               35,764,832               35,077,566              43,964,781                44,055,621
Units issued                              3,362,656               14,724,177               9,118,236                15,725,413
Units redeemed                           (9,179,558)             (14,036,911)            (18,005,451)              (15,816,253)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     29,947,930               35,764,832              35,077,566                43,964,781
                            =======================  =======================  ======================   =======================

Unit value                  $4.359175 TO $12.314482  $4.397877 to $12.380278  $2.975729 to $8.347636   $5.112469 TO $14.291433

Net assets, end of period   $           313,598,260  $           375,706,275  $          252,456,512   $           551,300,087

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      (1.03%) TO 0.42%         47.57% to 49.72%     (41.88%) to (41.03%)      (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SCIENCE & TECHNOLOGY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,628,650                  1,196,437                        0
Units issued                                        4,110,722                  4,688,047                1,643,810
Units redeemed                                     (3,848,895)                (1,255,834)                (447,373)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,890,477                  4,628,650                1,196,437
                                     ========================   ========================   ======================

Unit value                           $10.811722 TO $15.992651   $10.906148 to $16.180953   $7.368796 to $9.366646

Net assets, end of period            $             63,235,574   $             60,374,420   $           10,721,724

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            (1.26%) TO 0.33%           29.36% to 49.79%      (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               EMERGING SMALL COMPANY TRUST A
                             ---------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                             -----------------------  -----------------------  -----------------------   -----------------------
Units, beginning of period                11,131,014               11,412,016               11,986,788                11,228,885
Units issued                               1,565,086                5,192,041                5,448,161                 6,887,567
Units redeemed                            (3,492,126)              (5,473,043)              (6,022,933)               (6,129,664)
                             -----------------------  -----------------------  -----------------------   -----------------------

Units, end of period                       9,203,974               11,131,014               11,412,016                11,986,788
                             =======================  =======================  =======================   =======================

Unit value                   $8.742929 TO $18.836146  $7.978493 to $17.129022  $5.810609 to $12.431278   $8.352524 to $17.806889

Net assets, end of period    $           151,793,639  $           166,790,443  $           125,631,402   $           193,832,310

Investment income ratio*                        0.00%                    0.00%                    0.00%                     0.00%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%           0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        9.42% TO 11.02%         37.10% to 39.10%      (30.54%) to (29.52%)       (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            EMERGING SMALL COMPANY TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          4,424,233                  1,466,541                        0
Units issued                                        3,683,207                  3,983,819                1,726,040
Units redeemed                                     (3,430,350)                (1,026,127)                (259,499)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                4,677,090                  4,424,233                1,466,541
                                     ========================   ========================   ======================

Unit value                           $13.607657 TO $17.641824   $12.428445 to $16.161563   $9.058585 to $9.616734

Net assets, end of period            $             66,352,895   $             57,407,534   $           13,889,803

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***             9.05% TO 10.81%           29.21% to 38.85%      (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                AGGRESSIVE GROWTH TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                     2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period               16,963,540               18,762,718              21,262,375                20,373,780
Units issued                              1,226,506                5,222,131               8,001,989                 8,883,520
Units redeemed                           (4,424,074)              (7,021,309)            (10,501,646)               (7,994,925)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                     13,765,972               16,963,540              18,762,718                21,262,375
                            =======================  =======================  ======================   =======================

Unit value                  $8.468944 TO $12.971720  $7.888253 to $12.039961  $5.996302 to $9.120311   $8.132426 to $12.326027

Net assets, end of period   $           167,786,358  $           192,449,906  $          161,507,826   $           248,529,379

Investment income ratio*                       0.00%                    0.00%                   0.00%                     0.00%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                        7.20% TO 8.77%         31.36% to 33.27%     (26.38%) to (25.30%)      (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,668,436                  1,398,896                        0
Units issued                                        1,913,951                  2,223,687                1,543,409
Units redeemed                                     (1,780,446)                  (954,147)                (144,513)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,801,941                  2,668,436                1,398,896
                                     ========================   ========================   ======================

Unit value                           $13.370729 TO $16.822036   $12.447664 to $15.707903   $9.474119 to $9.629662

Net assets, end of period            $             37,805,146   $             33,516,213   $           13,349,827

Investment income ratio*                                 0.00%                      0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***              6.99% TO 8.72%           25.58% to 32.97%      (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL STOCK TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                     2003                    2002                      2001
                            -----------------------  -----------------------  ----------------------   -----------------------
Units, beginning of period                8,135,549                9,199,690               9,754,386                 9,408,723
Units issued                                779,028                1,861,539              13,713,573                13,798,624
Units redeemed                           (1,863,666)              (2,925,680)            (14,268,269)              (13,452,961)
                            -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      7,050,911                8,135,549               9,199,690                 9,754,386
                            =======================  =======================  ======================   =======================

Unit value                  $9.663241 TO $13.198278  $8.507707 to $11.579330  $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period   $            88,831,971  $            90,088,588  $           79,352,642   $           109,170,001

Investment income ratio*                       0.83%                    0.51%                   0.46%                     0.20%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                      13.41% TO 15.07%         27.82% to 29.69%     (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL STOCK TRUST B
                                     ----------------------------------------------------------------------------
                                              2004                        2003                     2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          1,933,496                  1,172,215                        0
Units issued                                        1,408,039                 11,460,934               11,078,165
Units redeemed                                     (1,300,553)               (10,699,653)              (9,905,950)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                2,040,982                  1,933,496                1,172,215
                                     ========================   ========================   ======================

Unit value                           $13.976842 TO $18.435878   $12.349503 to $16.297528   $9.662625 to $9.962987

Net assets, end of period            $             29,022,125   $             24,222,398   $           11,416,476

Investment income ratio*                                 0.62%                      0.73%                    0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            13.01% TO 14.83%           27.81% to 30.55%      (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                8,319,231                10,440,916               14,503,278                14,878,539
Units issued                                 85,920                 4,699,385                3,854,344                 7,087,792
Units redeemed                           (8,405,151)               (6,821,070)              (7,916,706)               (7,463,053)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 8,319,231               10,440,916                14,503,278
                            =======================   =======================  =======================   =======================

Unit value                  $7.822587 TO $16.606397   $7.886786 to $16.723266  $6.496049 to $13.726237   $9.154017 to $19.274831

Net assets, end of period   $                     0   $           120,733,136  $           124,368,566   $           247,082,790

Investment income ratio*                       1.00%                     0.67%                    0.33%                     0.29%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (0.86%) TO (0.39%)         21.23% to 23.00%      (29.14%) to (28.11%)      (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE EQUITY TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                            486,914                    307,295                         0
Units issued                                           43,702                  1,102,617                   382,529
Units redeemed                                       (530,616)                  (922,998)                  (75,234)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                        0                    486,914                   307,295
                                     ========================   ========================   =======================

Unit value                           $10.952168 TO $14.732798   $11.046153 to $14.874007   $9.100413 to $10.151783

Net assets, end of period            $                      0   $              5,781,310   $             3,014,669

Investment income ratio*                                 0.74%                      0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           (0.98%) TO (0.46%)          18.91% to 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        VALUE TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                11,855,766                15,182,537               16,438,592                  9,465,352
Units issued                               2,542,230                 1,956,882                5,175,553                 13,297,434
Units redeemed                            (3,029,871)               (5,283,653)              (6,431,608)                (6,324,194)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      11,368,125                11,855,766               15,182,537                 16,438,592
                            ========================  ========================  =======================   ========================

Unit value                  $13.919071 TO $20.727331  $12.317400 to $18.250518  $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period   $            215,147,264  $            197,921,279  $           185,855,695   $            267,152,496

Investment income ratio*                        0.55%                     1.27%                    0.85%                      0.54%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.00% TO 14.66%          36.15% to 38.14%      (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST B
                                     ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ----------------------
Units, beginning of period                          2,081,948                  1,171,327                        0
Units issued                                        3,281,441                  1,609,627                1,443,692
Units redeemed                                     (2,283,628)                  (699,006)                (272,365)
                                     ------------------------   ------------------------   ----------------------

Units, end of period                                3,079,761                  2,081,948                1,171,327
                                     ========================   ========================   ======================

Unit value                           $14.558218 TO $18.447390   $12.898462 to $16.352424   $9.484479 to $9.618617

Net assets, end of period                          45,452,011   $             27,116,533   $           11,154,001

Investment income ratio*                                 0.35%                      1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***            12.70% TO 14.52%           30.73% to 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                REAL ESTATE SECURITIES TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 7,482,688                 7,927,546                 5,414,699                 3,687,770
Units issued                               2,051,678                 1,875,751                 6,920,218                 5,189,185
Units redeemed                            (2,410,666)               (2,320,609)               (4,407,371)               (3,462,256)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       7,123,700                 7,482,688                 7,927,546                 5,414,699
                            ========================  ========================  ========================  ========================

Unit value                  $22.063526 TO $25.460516  $17.031078 to $19.555029  $12.429938 to $14.251467  $12.171588 to $14.088482

Net assets, end of period   $            173,731,258  $            140,549,733  $            108,728,937  $             73,831,187

Investment income ratio*                        2.35%                     2.60%                     2.79%                     2.72%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                       29.55% TO 31.44%          36.53% to 38.52%            0.65% to 2.12%          (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          4,457,318                  2,351,590                          0
Units issued                                        5,031,505                  2,711,985                  2,848,902
Units redeemed                                     (3,718,668)                  (606,257)                  (497,312)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                5,770,155                  4,457,318                  2,351,590
                                     ========================   ========================   ========================

Unit value                           $20.243721 TO $22.499805   $15.682026 to $17.360006   $11.806602 to $12.702902

Net assets, end of period            $            123,183,220   $             73,356,359   $             28,214,076

Investment income ratio*                                 1.73%                      3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            29.09% TO 31.18%           25.46% to 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      BALANCED TRUST A
                            ----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                            -----------------------   -----------------------  -----------------------   -----------------------
Units, beginning of period                5,211,680                 5,900,963                6,267,752                 5,961,983
Units issued                                457,840                 1,122,556                1,881,850                 1,829,240
Units redeemed                           (5,669,520)               (1,811,839)              (2,248,639)               (1,523,471)
                            -----------------------   -----------------------  -----------------------   -----------------------

Units, end of period                              0                 5,211,680                5,900,963                 6,267,752
                            =======================   =======================  =======================   =======================

Unit value                  $9.291205 TO $11.923241   $9.384581 to $12.029110  $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period   $                     0   $            58,929,449  $            59,277,292   $            74,758,243

Investment income ratio*                       2.48%                     2.52%                    2.63%                     2.14%

Expense ratio, lowest
 to highest**                         0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest
 to highest***                     (1.04%) TO (0.57%)         12.15% to 13.79%      (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     BALANCED TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          1,381,294                    535,352                          0
Units issued                                          310,442                  1,179,778                    645,386
Units redeemed                                     (1,691,736)                  (333,836)                  (110,034)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                        0                  1,381,294                    535,352
                                     ========================   ========================   ========================

Unit value                           $11.829603 TO $13.615608   $11.953196 to $13.771545   $10.643258 to $11.353878

Net assets, end of period            $                      0   $             17,210,520   $              5,941,864

Investment income ratio*                                 2.50%                      3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***           (1.17%) TO (0.64%)          10.10% to 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        HIGH YIELD TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                16,032,130                12,189,072               11,000,013                  9,231,805
Units issued                               5,222,351                12,879,311               11,010,152                 10,474,386
Units redeemed                            (8,719,122)               (9,036,253)              (9,821,093)                (8,706,178)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      12,535,359                16,032,130               12,189,072                 11,000,013
                            ========================  ========================  =======================   ========================

Unit value                  $13.065633 TO $15.481606  $11.972562 to $14.136722  $9.790451 to $11.519811   $10.698741 to $12.544550

Net assets, end of period   $            186,475,958  $            217,897,123  $           135,503,987   $            133,703,955

Investment income ratio*                        5.11%                     5.25%                    9.05%                     10.36%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                        8.97% TO 10.56%          22.11% to 23.89%        (8.63%) to (7.29%)        (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   HIGH YIELD TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          6,901,397                  1,634,575                          0
Units issued                                        7,139,800                  9,603,715                  2,514,044
Units redeemed                                     (6,252,244)                (4,336,893)                  (879,469)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                7,788,953                  6,901,397                  1,634,575
                                     ========================   ========================   ========================

Unit value                           $14.895606 TO $16.093830   $13.716878 to $14.584494   $11.370655 to $11.795820

Net assets, end of period            $            120,087,018   $             97,676,974   $             18,965,099

Investment income ratio*                                 3.83%                      5.55%                      2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             8.59% TO 10.35%            9.74% to 23.64%          (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE AGGRESSIVE 1000 TRUST A
                            -----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                       2001
                            ------------------------  ------------------------  ----------------------   ------------------------
Units, beginning of period                10,288,002                 8,668,429               7,885,558                  5,617,693
Units issued                               3,645,473                 2,978,442               2,591,995                  3,167,530
Units redeemed                            (2,210,298)               (1,358,869)             (1,809,124)                  (899,665)
                            ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                      11,723,177                10,288,002               8,668,429                  7,885,558
                            ========================  ========================  ======================   ========================

Unit value                  $11.862395 TO $15.146219  $10.402017 to $13.235054  $7.846184 to $9.948297   $10.070301 to $12.723595

Net assets, end of period   $            168,003,807  $            128,410,920  $           81,126,941   $             95,035,178

Investment income ratio*                        0.71%                     0.40%                   0.81%                      4.10%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       13.87% TO 15.54%          32.38% to 34.31%     (22.20%) to (21.06%)        (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                         10,009,484                  2,580,939                         0
Units issued                                       14,668,234                  8,230,202                 2,744,346
Units redeemed                                     (8,447,243)                  (801,657)                 (163,407)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                               16,230,475                 10,009,484                 2,580,939
                                     ========================   ========================   =======================

Unit value                           $15.062247 TO $18.146230   $13.227795 to $15.944168   $9.992622 to $10.085357

Net assets, end of period            $            247,350,540   $            133,575,232   $            25,831,354

Investment income ratio*                                 0.55%                      0.35%                     0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***            13.70% TO 15.54%           27.47% to 34.31%       (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE GROWTH 820 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                40,468,735                37,144,305               32,268,748                 22,642,561
Units issued                              10,868,377                 8,122,016               11,002,122                 12,489,210
Units redeemed                            (8,313,847)               (4,797,586)              (6,126,565)                (2,863,023)
                            ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      43,023,265                40,468,735               37,144,305                 32,268,748
                            ========================  ========================  =======================   ========================

Unit value                  $12.807137 TO $17.363307  $11.374440 to $15.366925  $8.934824 to $12.028869   $10.804923 to $14.495682

Net assets, end of period   $            683,979,444  $            570,549,874  $           410,561,178   $             37,103,391

Investment income ratio*                        1.33%                     1.18%                    2.19%                      4.84%

Expense ratio, lowest
 to highest**                          0.45% TO 1.90%            0.45% to 1.90%           0.45% to 1.90%             0.45% to 1.90%

Total return, lowest
 to highest***                       12.43% TO 14.07%          27.11% to 28.97%      (17.43%) to (16.22%)        (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly The Manufacturers Life Insurance Company of
                       North America Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 TRUST B
                                      ------------------------------------------------------------------------------
                                                2004                       2003                       2002
                                      ------------------------   ------------------------   ------------------------
Units, beginning of period                          44,470,674                 10,923,916                          0
Units issued                                       148,557,244                 34,791,382                 11,378,337
Units redeemed                                     (65,254,374)                (1,244,624)                  (454,421)
                                      ------------------------   ------------------------   ------------------------

Units, end of period                               127,773,544                 44,470,674                 10,923,916
                                      ========================   ========================   ========================

Unit value                            $15.124169 TO $17.066334   $13.417365 to $15.185956   $10.537942 to $10.751721

Net assets, end of period             $          1,952,965,179   $            603,952,682   $            116,383,251

Investment income ratio*                                  0.70%                      1.14%                      0.06%

Expense ratio, lowest to highest**               0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             12.27% TO 14.08%           21.41% to 28.86%        (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE BALANCED 640 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                      2003                        2002                       2001
                           ------------------------  ------------------------   ------------------------  ------------------------
Units, beginning of period               43,678,154                39,839,424                 31,629,891                22,027,740
Units issued                             11,757,592                10,169,800                 14,577,277                12,773,043
Units redeemed                           (8,781,031)               (6,331,070)                (6,367,744)               (3,130,892)
                           ------------------------  ------------------------   ------------------------  ------------------------

Units, end of period                     46,653,598                43,678,154                 39,839,424                31,629,891
                           ========================  ========================   ========================  ========================

Unit value                 $13.796388 TO $18.749859  $12.377588 to $16.754333   $10.165146 to $13.704682  $11.493504 to $15.433664

Net assets, end of period  $            789,746,066  $            661,608,444   $            495,557,446  $            452,066,345

Investment income ratio*                       2.09%                     2.34%                      3.26%                     5.03%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                         11.35% TO 12.98%          21.64% to 23.42%        (11.65%) to (10.35%)          (8.05%)to(2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE BALANCED 640 TRUST B
                            ------------------------------------------------------------------------------
                                      2004                       2003                       2002
                            ------------------------   ------------------------   ------------------------
Units, beginning of period                48,853,728                 13,727,140                          0
Units issued                             137,648,730                 37,182,352                 13,950,984
Units redeemed                           (60,961,602)                (2,055,764)                  (223,844)
                            ------------------------   ------------------------   ------------------------

Units, end of period                     125,540,856                 48,853,728                 13,727,140
                            ========================   ========================   ========================

Unit value                  $15.209160 TO $16.155343   $13.634469 to $14.526297   $11.180582 to $11.423888

Net assets, end of period   $          1,929,169,904   $            674,020,791   $            155,304,071

Investment income ratio*                        1.16%                      2.37%                      0.11%

Expense ratio, lowest to
 highest**                             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to
 highest***                         11.10% TOP 12.90%           16.13% to 23.42%         (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE MODERATE 460 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                15,778,860                15,045,263                10,955,088                 8,470,782
Units issued                               4,234,474                 4,239,428                 7,362,784                 4,175,166
Units redeemed                            (4,840,444)               (3,505,831)               (3,272,609)               (1,690,860)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      15,172,890                15,778,860                15,045,263                10,955,088
                            ========================  ========================  ========================  ========================

Unit value                  $14.281197 TO $19.484176  $13.095398 to $17.794866  $11.315989 to $15.315540  $12.006535 to $16.185243

Net assets, end of period   $            268,252,914  $            254,597,753  $            208,678,078  $            165,653,944

Investment income ratio*                        2.72%                     3.01%                     3.40%                     5.41%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           8.95% TO 10.54%          15.61% to 17.30%         (5.85%) to (4.47%)        (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE MODERATE 460 TRUST B
                                    ------------------------------------------------------------------------------
                                            2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                        18,782,566                  5,869,403                          0
Units issued                                      39,532,258                 14,474,779                  6,137,859
Units redeemed                                   (20,626,843)                (1,561,616)                  (268,456)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              37,687,981                 18,782,566                  5,869,403
                                    ========================   ========================   ========================

Unit value                          $14.954394 TO $15.534425   $13.726448 to $14.055820   $11.849812 to $11.983146

Net assets, end of period           $            566,888,895   $            258,689,422   $             69,762,562

Investment income ratio*                                1.59%                      3.31%                      0.17%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            8.78% TO 10.54%           11.08% to 17.30%          (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE CONSERVATIVE 280 TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 8,694,983                 9,468,995                 6,695,670                 4,788,787
Units issued                               3,924,826                 3,574,566                 5,362,317                 3,306,433
Units redeemed                            (3,640,179)               (4,348,578)               (2,588,992)               (1,399,550)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       8,979,630                 8,694,983                 9,468,995                 6,695,670
                            ========================  ========================  ========================  ========================

Unit value                  $14.551671 TO $19.718253  $13.658793 to $18.415805  $12.478970 to $16.741166  $12.503081 to $16.689833

Net assets, end of period   $            162,470,887  $            147,502,755  $            146,341,361  $            105,738,771

Investment income ratio*                        3.36%                     3.97%                     3.08%                     4.28%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            6.54% TO 8.10%           9.45% to 11.05%          (0.19%) to 1.27%            0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE CONSERVATIVE 280 TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                         9,758,062                  3,504,151                          0
Units issued                                      19,159,041                  8,914,252                  3,860,984
Units redeemed                                   (11,616,284)                (2,660,341)                  (356,833)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                              17,300,819                  9,758,062                  3,504,151
                                    ========================   ========================   ========================

Unit value                          $14.091319 TO $15.078992   $13.255928 to $13.959339   $12.455071 to $12.570409

Net assets, end of period           $            253,058,842   $            133,685,859   $             43,758,875

Investment income ratio*                                2.12%                      4.20%                      0.25%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***             6.30% TO 8.02%            6.05% to 11.05%           (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                            ----------------------------------------------------------------------------- ------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------- ------------------------
Units, beginning of period                15,205,749                16,010,391                 9,912,518                 4,807,888
Units issued                               3,530,167                 7,333,926                17,802,268                13,059,190
Units redeemed                            (4,369,305)               (8,138,568)              (11,704,395)               (7,954,560)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      14,366,611                15,205,749                16,010,391                 9,912,518
                            ========================  ========================  ========================  ========================

Unit value                  $18.738753 TO $20.883351  $15.255705 to $16.976139  $11.631943 to $12.924339  $12.602235 to $13.981425

Net assets, end of period   $            281,190,292  $            241,376,374  $            193,031,852  $            129,266,865

Investment income ratio*                        0.16%                     0.41%                     0.29%                     0.14%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                          22.83% TO 24.63%          31.15% to 33.07%         (7.70%) to (6.35%)           0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY VALUE TRUST B
                                     --------------------------------------------------------------------------------
                                               2004                        2003                        2002
                                     ------------------------    ------------------------    ------------------------
Units, beginning of period                          8,705,019                   4,130,323                           0
Units issued                                        8,448,759                   6,202,403                   5,004,133
Units redeemed                                     (6,000,883)                  1,627,707)                   (873,810)
                                     ------------------------    ------------------------    ------------------------

Units, end of period                               11,152,895                   8,705,019                   4,130,323
                                     ========================    ========================    ========================

Unit value                           $16.382482 TO $18.722545    $13.364515 to $15.281139    $10.197768 to $11.505543

Net assets, end of period            $            189,901,972    $            120,317,623    $             43,168,147

Investment income ratio*                                 0.08%                       0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.40% TO 24.38%            22.17% to 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       INTERNATIONAL VALUE TRUST A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                      2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                11,406,550                10,361,088               7,152,751                 4,861,051
Units issued                               3,063,895                 4,448,760              11,203,326                 7,172,267
Units redeemed                            (2,503,403)               (3,403,298)             (7,994,989)               (4,880,567)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      11,967,042                11,406,550              10,361,088                 7,152,751
                            ========================  ========================  ======================  ========================

Unit value                  $14.400513 TO $16.452869  $12.045466 to $13.769068  $8.453467 to $9.667908  $10.459987 to $11.968682

Net assets, end of period   $            175,648,455  $            139,826,546  $           89,056,992  $             75,552,701

Investment income ratio*                        1.21%                     0.82%                   0.78%                     1.02%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
 highest***                          19.25% TO 21.00%          42.14% to 44.21%     (19.39%) to (18.21%)       (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                INTERNATIONAL VALUE TRUST B
                                     -------------------------------------------------------------------------------
                                               2004                        2003                       2002
                                     ------------------------    -------------------------   -----------------------
Units, beginning of period                          6,546,959                   3,037,391                          0
Units issued                                        6,889,921                   8,369,939                  9,698,755
Units redeemed                                     (4,587,091)                 (4,860,371)                (6,661,364)
                                     ------------------------    -------------------------   -----------------------

Units, end of period                                8,849,789                   6,546,959                  3,037,391
                                     ========================    =========================   =======================

Unit value                           $16.484112 TO $20.584902    $13.842199 to $17.294424    $9.761622 to $10.320663

Net assets, end of period            $            149,346,273    $             92,299,899    $            29,993,937

Investment income ratio*                                 0.88%                       1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 20.83%            38.26% to 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (Continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST A
                            -------------------------------------------------------------------------------------------------
                                      2004                     2003                     2002                    2001
                            -----------------------  ------------------------ ----------------------  -----------------------
Units, beginning of period               10,128,267               10,247,994               9,038,221                6,632,660
Units issued                              1,379,479                6,014,711               9,020,128                6,129,954
Units redeemed                           (2,997,321)              (6,134,438)             (7,810,355)              (3,724,393)
                            -----------------------  -----------------------  ----------------------  -----------------------

Units, end of period                      8,510,425               10,128,267              10,247,994                9,038,221
                            =======================  =======================  ======================  =======================

Unit value                  $9.778392 TO $12.975896  $9.283714 to $12.276306  $6.762279 to $8.913306  $9.244249 to $12.178671

Net assets, end of period   $           108,017,121  $           121,707,808  $           89,479,139  $           107,671,859

Investment income ratio*                       0.00%                    0.00%                   0.20%                    0.00%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to
 highest***                           5.17% TO 6.71%         37.08% to 39.08%     (26.96%) to (25.89%)      (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to  Financial Statements (Continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST B
                                      ------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                      ------------------------    ------------------------    ----------------------
Units, beginning of period                           4,425,922                   1,692,425                         0
Units issued                                         3,628,183                   3,822,054                 1,962,478
Units redeemed                                      (2,941,842)                 (1,088,557)                 (270,053)
                                      ------------------------    ------------------------    ----------------------

Units, end of period                                 5,112,263                   4,425,922                 1,692,425
                                      ========================    ========================    ======================

Unit value                            $13.033916 TO $17.021248    $12.412061 to $16.217293    $9.059320 to $9.393008

Net assets, end of period             $             67,816,765    $             55,692,520    $           15,473,317

Investment income ratio*                                  0.00%                       0.00%                     0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***               4.85% TO 6.55%            29.65% to 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                31,438,368                40,268,739                26,705,881                11,037,368
Units issued                               3,007,954                 5,541,297                24,661,523                21,593,399
Units redeemed                            (9,700,239)              (14,371,668)              (11,098,665)               (5,924,886)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      24,745,701                31,438,368                40,268,739                26,705,881
                            ========================  ========================  ========================  ========================

Unit value                  $14.570278 TO $17.502768  $14.149209 to $16.751628  $13.731734 to $16.023311  $12.779035 to $14.697020

Net assets, end of period   $            400,815,043  $            492,908,807  $            610,596,879  $            377,177,799

Investment income ratio*                       3.85%                      2.91%                     2.55%                     3.34%

Expense ratio, lowest to
 highest**                            0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                           2.98% TO 4.48%             3.04% to 4.55%            7.46% to 9.02%            2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   (Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  TOTAL RETURN TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                       2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                         18,959,415                 11,099,623                          0
Units issued                                       11,131,700                 15,850,312                 12,152,904
Units redeemed                                    (11,138,892)                (7,990,520)                (1,053,281)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                               18,952,223                 18,959,415                 11,099,623
                                     ========================   ========================   ========================

Unit value                           $12.840954 TO $14.607924   $12.518111 to $14.014008   $13.300010 to $13.423104

Net assets, end of period            $            268,236,053   $            260,586,543   $            147,945,968

Investment income ratio*                                 3.05%                      3.78%                      0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***              2.58% TO 4.24%             0.14% to 4.40%             6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      U.S. LARGE CAP A
                            ----------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                     2001
                            ------------------------  ------------------------  ----------------------  ------------------------
Units, beginning of period                23,693,053                26,102,894              24,789,891                17,820,303
Units issued                              11,769,170                 4,859,240               9,105,948                11,820,012
Units redeemed                            (6,279,013)               (7,269,081)             (7,792,945)               (4,850,424)
                            ------------------------  ------------------------  ----------------------  ------------------------

Units, end of period                      29,183,210                23,693,053              26,102,894                24,789,891
                            ========================  ========================  ======================  ========================

Unit value                  $12.210486 TO $13.326315  $11.365395 to $12.354355  $8.442592 to $9.140645  $11.489880 to $12.390130

Net assets, end of period   $            384,370,578  $            289,158,401  $          235,934,105  $            304,710,768

Investment income ratio*                        0.26%                     0.40%                   0.31%                     0.34%

Expense ratio, lowest to
 highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
 highest***                            7.33% TO 8.90%          34.49% to 36.45%     (26.60%) to (25.52%)        (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. LARGE CAP B
                                     ------------------------------------------------------------------------------
                                                2004                        2003                      2002
                                     ------------------------    ------------------------    ----------------------
Units, beginning of period                          7,525,095                   4,071,162                         0
Units issued                                        6,019,128                   4,405,953                 4,283,570
Units redeemed                                     (4,522,152)                   (952,020)                 (212,408)
                                     ------------------------    ------------------------    ----------------------

Units, end of period                                9,022,071                   7,525,095                 4,071,162
                                     ========================    ========================    ======================

Unit value                           $13.591728 TO $16.397272    $12.664320 to $15.324454    $9.419481 to $9.981983

Net assets, end of period            $            127,668,373    $             99,194,217    $           39,931,672

Investment income ratio*                                 0.20%                       0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***              6.89% TO 8.62%            22.52% to 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                    2001
                           ------------------------- ------------------------- ------------------------ --------------------------
Units, beginning of period               13,462,623                11,484,771              10,524,971                  6,377,334
Units issued                              3,581,366                 4,480,710               5,366,072                  6,783,695
Units redeemed                           (3,850,249)               (2,502,858)             (4,406,272)                (2,636,058)
                           ------------------------  ------------------------  ----------------------   ------------------------

Units, end of period                     13,193,740                13,462,623              11,484,771                 10,524,971
                           ========================  ========================  ======================   ========================

Unit value                 $12.867467 TO $15.574551  $10.989664 to $13.308373  $7.849726 to $9.510684   $10.305876 to $12.492798

Net assets, end of period  $            173,906,340  $            151,615,593  $           92,119,372   $            109,651,843

Investment income ratio*                       0.00%                     0.00%                   0.00%                      0.00%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%            0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          16.79% TO 18.50%          39.65% to 41.69%     (24.02%) to (22.91%)        (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP STOCK TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                        2003                      2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         5,521,155                  1,814,896                         0
Units issued                                       5,818,673                  4,268,123                 1,914,105
Units redeemed                                    (4,516,026)                  (561,864)                  (99,209)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               6,823,802                  5,521,155                 1,814,896
                                    ========================   ========================   =======================

Unit value                          $15.651048 TO $18.257144   $13.399635 to $15.677910   $9.595389 to $10.181352

Net assets, end of period           $            111,075,900   $             76,987,939   $            18,160,532

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***           16.33% TO 18.22%           25.34% to 41.33%       (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              GLOBAL ALLOCATION TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                    2001
                           ------------------------- ------------------------ ------------------------ --------------------------
Units, beginning of period                5,563,193                6,658,019               6,662,814                  3,156,953
Units issued                              1,292,050                1,056,420               2,452,984                  5,959,643
Units redeemed                           (1,197,032)              (2,151,246)             (2,457,779)                (2,453,782)
                           ------------------------  -----------------------  ----------------------   ------------------------

Units, end of period                      5,658,211                5,563,193               6,658,019                  6,662,814
                           ========================  =======================  ======================   ========================

Unit value                 $10.621190 TO $12.187943  $9.578808 to $10.997305  $7.702576 to $8.847644   $10.197351 to $11.719158

Net assets, end of period  $             60,918,382  $            53,960,907  $           51,969,623   $             68,409,194

Investment income ratio*                       1.02%                    0.49%                   0.00%                      0.11%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to
highest***                          10.60% TO 12.22%         24.05% to 25.86%     (24.65%) to (23.55%)        (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               GLOBAL ALLOCATION TRUST B
                                    ------------------------------------------------------------------------------
                                              2004                       2003                      2002
                                    ------------------------  -------------------------  -------------------------
Units, beginning of period                        1,378,780                    513,126                         0
Units issued                                      3,659,713                  1,187,079                   537,476
Units redeemed                                   (1,620,319)                  (321,425)                  (24,350)
                                    -----------------------   ------------------------   -----------------------

Units, end of period                              3,418,174                  1,378,780                   513,126
                                    =======================   ========================   =======================

Unit value                          13.183540 TO $16.375187   $11.911549 to $14.839803   $9.575126 to $10.220929

Net assets, end of period           $            47,200,628   $             17,237,566   $             5,167,433

Investment income ratio*                               0.58%                      0.66%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***          10.24% TO 12.02%           18.64% to 25.90%       (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               DYNAMIC GROWTH TRUST A
                           ---------------------------------------------------------------------------------------------------
                                     2004                    2003                    2002                      2001
                           ------------------------ ----------------------- ------------------------ -------------------------
Units, beginning of period              24,252,656              15,608,826              18,901,811                13,662,750
Units issued                             2,210,665              16,880,063               9,383,010                13,245,995
Units redeemed                          (6,332,475)             (8,236,233)            (12,675,995)               (8,006,934)
                           -----------------------  ----------------------  ----------------------   -----------------------

Units, end of period                    20,130,846              24,252,656              15,608,826                18,901,811
                           =======================  ======================  ======================   =======================

Unit value                 $4.489166 TO $10.397356  $4.149140 to $9.614621  $3.269019 to $7.578932   $4.639280 to $10.761173

Net assets, end of period  $            99,317,799  $          110,270,036  $           53,527,836   $            90,279,435

Investment income ratio*                      0.00%                   0.00%                   0.00%                     0.18%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%          0.45% to 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to
highest***                           7.92% TO 9.50%        26.61% to 28.45%     (29.71%) to (28.68%)      (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DYNAMIC GROWTH TRUST B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    -------------------------  -------------------------  -------------------------
Units, beginning of period                         3,026,235                    414,467                         0
Units issued                                       1,419,660                  3,175,306                   541,480
Units redeemed                                    (1,732,975)                  (563,538)                 (127,013)
                                    ------------------------   ------------------------   -----------------------

Units, end of period                               2,712,920                  3,026,235                   414,467
                                    ========================   ========================   =======================

Unit value                          $13.164527 TO $16.748775   $12.164875 to $15.523566   $9.578097 to $10.187105

Net assets, end of period           $             37,343,494   $             38,545,157   $             4,136,538

Investment income ratio*                                0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%             0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***             7.78% TO 9.53%           24.11% to 28.54%       (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL INDEX A
                           ----------------------------------------------------------------------------------------------------
                                  2004                      2003                    2002                      2001
                           ------------------------ ------------------------ ------------------------ -------------------------
Units, beginning of period               2,006,545                1,931,363               1,453,181                   716,237
Units issued                               365,836                1,262,954               4,313,408                 2,944,892
Units redeemed                          (2,372,381)              (1,187,772)             (3,835,226)               (2,207,948)
                           -----------------------  -----------------------  ----------------------   -----------------------

Units, end of period                             0                2,006,545               1,931,363                 1,453,181
                           =======================  =======================  ======================   =======================

Unit value                 $9.255356 TO $12.418804  $9.015303 to $12.099507  $6.933612 to $9.310304   $8.508168 to $11.430305

Net assets, end of period  $                     0  $            19,103,156  $           14,018,579   $            12,647,801

Investment income ratio*                      1.05%                    1.65%                   1.34%                     1.48%

Expense ratio, lowest to
highest**                            0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           2.54% TO 3.24%         29.70% to 31.59%     (18.71%) to (17.52%)       (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL INDEX B
                                    -------------------------------------------------------------------------------
                                              2004                       2003                       2002
                                    ------------------------  -------------------------  --------------------------
Units, beginning of period                        1,203,704                    510,190                          0
Units issued                                        315,879                  5,012,757                  1,829,965
Units redeemed                                   (1,519,583)                (4,319,243)                (1,319,775)
                                    -----------------------   ------------------------   ------------------------

Units, end of period                                      0                  1,203,704                    510,190
                                    =======================   ========================   ========================

Unit value                          13.455027 TO $16.499765   $13.130435 to $16.105472   $10.128769 to $10.614836

Net assets, end of period           $                     0   $             16,053,942    $             5,222,713

Investment income ratio*                               1.10%                      2.66%                      2.90%

Expense ratio, lowest to highest**            0.45% TO 2.05%             0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***            2.40% TO 3.17%           28.76% to 31.53%        (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TOTAL STOCK MARKET INDEX TRUST A
                           -----------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                      2001
                           ------------------------- ------------------------ ------------------------ -------------------------
Units, beginning of period                3,675,461                3,104,717               2,570,261                 1,122,107
Units issued                                946,534                1,356,378               1,710,108                 2,025,166
Units redeemed                           (1,289,898)                (785,634)             (1,175,652)                 (577,012)
                           ------------------------  -----------------------  ----------------------   -----------------------

Units, end of period                      3,332,097                3,675,461               3,104,717                 2,570,261
                           ========================  =======================  ======================   =======================

Unit value                 $10.589961 TO $12.924053  $9.635326 to $11.764902  $7.503914 to $9.166981   $9.692272 to $11.846265

Net assets, end of period  $             36,324,080  $            36,557,181  $           23,957,518   $            25,221,354

Investment income ratio*                       0.62%                    0.00%                   0.93%                     1.12%

Expense ratio, lowest to
highest**                             0.45% TO 1.90%           0.45% to 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to
highest***                           9.63% TO 11.24%         28.08% to 29.95%     (22.77%) to (21.64%)       (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL STOCK MARKET INDEX TRUST B
                                     -----------------------------------------------------------------------------------------
                                               2004                           2003                            2002
                                     -------------------------       -------------------------       -------------------------
Units, beginning of period                          1,978,859                         581,294                              0
Units issued                                        1,591,734                       1,587,181                        642,480
Units redeemed                                     (1,440,537)                       (189,616)                       (61,186)
                                     ------------------------        ------------------------        -----------------------

Units, end of period                                2,130,056                       1,978,859                        581,294
                                     ========================        ========================        =======================

Unit value                           $13.795381 TO $16.618356        $12.568032 to $15.185445        $9.804582 to $10.288626

Net assets, end of period            $             30,315,688        $             25,617,437        $             5,875,456

Investment income ratio*                                 0.46%                           0.00%                          2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%                  0.45% to 2.05%                 0.45% to 1.90%

Total return, lowest to highest***             9.33% TO 11.09%                21.40% to 29.73%            (21.56%) to (17.69%)